CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AUTOMOTIVE - 3.0%
18,880	XPEL, Inc.(a)(b)	$1,432,237

	E-COMMERCE DISCRETIONARY - 8.7%
705	Amazon.com, Inc.(a)	2,315,953
1,100	MercadoLibre, Inc.(a)	1,847,340
		4,163,293
	ENTERTAINMENT CONTENT - 2.2%
15,800	Bilibili, Inc. - ADR(a)(b)	1,045,486

	HEALTH CARE FACILITIES & SERVICES - 3.1%
3,675	Joint Corporation (The)(a)(b)	360,224
8,900	Teladoc Health, Inc.(a)(b)	1,128,609
		1,488,833
	INTERNET MEDIA & SERVICES - 19.8%
860	Alphabet, Inc., Class C(a)	2,292,167
13,800	Facebook, Inc., Class A(a)	4,683,581
1,063	Fiverr International Ltd.(a)(b)	194,189
3,790	Netflix, Inc.(a)	2,313,189
		9,483,126
	MEDICAL EQUIPMENT & DEVICES - 0.3%
479	Repligen Corporation(a)	138,426

	RENEWABLE ENERGY - 4.4%
8,025	SolarEdge Technologies, Inc.(a)(b)	2,128,391

	SOFTWARE - 34.4%
1,580	Adobe, Inc.(a)	909,638
9,150	Crowdstrike Holdings, Inc., Class A(a)(b)	2,248,887
4,020	Digital Turbine, Inc.(a)(b)	276,375
10,000	DocuSign, Inc.(a)	2,574,299
1,145	Everbridge, Inc.(a)(b)	172,941
70	Microsoft Corporation	19,734
8,375	Mimecast Ltd.(a)	532,650
9,790	Okta, Inc.(a)(b)	2,323,559

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 34.4% (Continued)
10,650	RingCentral, Inc., Class A(a)	$2,316,375
3,730	ServiceNow, Inc.(a)	2,321,067
3,370	Veeva Systems, Inc., Class A(a)	971,133
6,580	Zoom Video Communications, Inc., Class A(a)(b)	1,720,670
		16,387,328
	SPECIALTY FINANCE - 10.3%
362,697	OppFi, Inc.(a)(b)	2,850,798
132,000	SoFi Technologies, Inc.(a)(b)	2,096,160
		4,946,958
	TECHNOLOGY SERVICES - 12.8%
5,650	Mastercard, Inc., Class A	1,964,392
7,500	PayPal Holdings, Inc.(a)	1,951,575
9,275	Square, Inc., Class A(a)(b)	2,224,516
		6,140,483

	TOTAL COMMON STOCKS (Cost $36,641,628)	47,354,561

	COLLATERAL FOR SECURITIES LOANED - 32.8%
15,674,642	Mount Vernon Liquid Assets Portfolio, 0.09% (Cost $15,674,642)(c),(d)	15,674,642

	TOTAL INVESTMENTS - 131.8% (Cost $52,316,270)	$63,029,203
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.8)%	(15,193,177)
	NET ASSETS - 100.0%	$47,836,026

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $15,431,600.

(c)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 17.9%
	AUTOMOTIVE - 0.8%
6,344	Sumitomo Electric Industries Ltd.	$85,060

	CHEMICALS - 1.1%
388	Air Liquide S.A.	62,315
165	Linde PLC	48,408
		110,723
	ELECTRIC UTILITIES - 1.0%
2,138	Brookfield Renewable Partners, L.P.	78,914
1,789	Fusion Fuel Green PLC(a)	19,429
		98,343
	ELECTRICAL EQUIPMENT - 2.8%
819	Bloom Energy Corporation, Class A(a)	15,332
3,767	Furukawa Electric Company Ltd.	83,021
646	Nexans S.A.	60,568
1,287	NKT A/S(a)	55,924
2,315	Prysmian SpA	81,348
		296,193
	INSTITUTIONAL FINANCIAL SERVICES - 5.8%
1,093	Cboe Global Markets, Inc.	135,379
758	CME Group, Inc.	146,582
2,177	Hong Kong Exchanges & Clearing Ltd.	134,177
1,540	Intercontinental Exchange, Inc.	176,823
		592,961
	RENEWABLE ENERGY - 1.3%
1,220	Ballard Power Systems, Inc.(a)	17,141
3,485	Cell Impact A.B.(a)	19,010
1,299	Ceres Power Holdings PLC(a)	18,846
2,451	FuelCell Energy, Inc.(a)	16,397
2,704	ITM Power PLC(a)	15,707
848	McPhy Energy S.A.(a)	17,130
11,893	NEL ASA(a)	17,800
676	Plug Power, Inc.(a)	17,265
		139,296

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 17.9% (Continued)
	SPECIALTY REIT - 2.2%
8,995	Farmland Partners, Inc.	$107,850
5,607	Gladstone Land Corporation	127,671
		235,521
	TIMBER REIT - 2.9%
5,866	CatchMark Timber Trust, Inc., Class A	69,629
1,448	PotlatchDeltic Corporation	74,688
2,342	Rayonier, Inc.	83,563
1,916	Weyerhaeuser Company	68,152
		296,032

	TOTAL COMMON STOCKS (Cost $1,950,734)	1,854,129

	EXCHANGE-TRADED FUNDS — 27.9%
	EQUITY - 20.1%
5,708	First Trust Global Wind Energy ETF	119,297
1,157	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	107,150
3,949	Global X US Infrastructure Development ETF	100,344
986	Invesco Solar ETF	78,831
1,615	Invesco Water Resources ETF	88,373
4,582	iShares Emerging Markets Infrastructure ETF	114,517
4,649	iShares Global Clean Energy ETF	100,651
2,674	iShares Global Infrastructure ETF	122,737
1,175	iShares Global Timber & Forestry ETF	99,946
8,843	Utilities Select Sector SPDR Fund	564,891
2,772	VanEck Agribusiness ETF	252,917
577	VanEck Environmental Services ETF	82,726
487	VanEck Rare Earth/Strategic Metals ETF	50,268
1,807	VanEck Uranium + Nuclear Energy ETF	95,784
1,579	VanEck Vectors Natural Resource ETF	71,795
828	VanEck Vectors Steel ETF	45,714
		2,095,941

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 27.9% (Continued)
	FIXED INCOME - 7.8%
6,325	iShares TIPS Bond ETF	$807,639

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,943,061)	2,903,580

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 20.3%
	U.S. TREASURY NOTES — 20.3%
700,000	United States Treasury Note	2.0000	11/15/21	701,666
700,000	United States Treasury Note	2.5000	02/15/22	706,357
700,000	United States Treasury Note	1.7500	05/15/22	707,405
				2,115,428
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,115,692)			2,115,428

Shares
	SHORT-TERM INVESTMENTS — 18.5%
	MONEY MARKET FUNDS - 18.5%
1,922,810	First American Government Obligations Fund, Class U, 0.03% (Cost $1,922,810)(b)	1,922,810

	TOTAL INVESTMENTS - 84.6% (Cost $8,932,297)	$8,795,947
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.4%	1,599,787
	NET ASSETS - 100.0%	$10,395,734

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
17	CBOT Corn Future(d)	12/14/2021	$456,238	$(15,125)
3	CBOT Soybean Future(d)	11/12/2021	188,400	(5,825)
3	CBOT Soybean Oil Future(d)	12/14/2021	105,642	(660)
13	CBOT Wheat Future(d)	12/14/2021	471,575	(23,325)
4	CME Lean Hogs Future(d)	12/14/2021	136,640	9,500
7	COMEX Copper Future(d)	12/29/2021	715,575	(10,162)
2	COMEX Gold 100 Troy Ounces Future(d)	12/29/2021	351,400	(9,100)
1	COMEX Silver Future(d)	12/29/2021	110,235	(8,090)
17	ICE Brent Crude Oil Future(d)	10/29/2021	1,331,270	72,001
10	ICE Gas Oil Future(d)	11/11/2021	675,500	3,750
3	KCBT Hard Red Winter Wheat Future(d)	12/14/2021	109,763	(2,962)

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
4	LME Lead Future(d)	12/13/2021	$209,600	$(19,230)
4	LME Nickel Future(d)	12/13/2021	430,476	(34,051)
10	LME Primary Aluminum Future(d)	12/13/2021	714,313	70,250
5	LME Zinc Future(d)	12/13/2021	373,375	913
2	NYBOT CSC C Coffee Future(d)	12/20/2021	145,500	8,175
3	NYBOT CSC Cocoa Future(d)	12/15/2021	79,560	2,010
9	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2022	205,027	4,648
4	NYBOT CTN Number 2 Cotton Future(d)	12/08/2021	211,600	37,975
23	NYMEX Henry Hub Natural Gas Futures(d)	12/29/2021	1,396,790	113,420
18	NYMEX Light Sweet Crude Oil Future(d)	10/20/2021	1,350,539	95,209
7	NYMEX NY Harbor ULSD Futures(d)	10/29/2021	687,519	50,471
2	NYMEX Platinum Future(d)	01/27/2022	96,240	3,970
7	NYMEX Reformulated Gasoline Blendstock for Oxygen RBOB Futures(d)	10/29/2021	645,036	19,173
	TOTAL FUTURES CONTRACTS			$362,935

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

L.P.	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CHCSF Fund Limited.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 5.2%
	HEDGE FUND - 5.2%
46,891	PRIME MERIDAN INCOME QP FUND, LP(a),(b),(c)	$5,134,939

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $3,923,032)	5,134,939

	SHORT-TERM INVESTMENTS — 86.3%
	MONEY MARKET FUNDS - 86.3%
85,213,811	First American Government Obligations Fund, Class U, 0.03% (Cost $85,213,811)(d)	85,213,811

	TOTAL INVESTMENTS – 91.5% (Cost $89,136,843)	$90,348,750
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5%	8,377,093
	NET ASSETS - 100.0%	$98,725,843

LP	- Limited Partnership

(a)	Non-income producing security.

(b)	Affiliated issuer.

(c)	The security is illiquid; total illiquid securities represent 5.2% of net assets.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 23.7%
	ASSET MANAGEMENT — 12.2%
7,079,000	Prospect Capital Corporation	6.3750	03/01/25	$7,680,715
6,039,000	RWT Holdings, Inc.	5.7500	10/01/25	6,189,038
				13,869,753
	BIOTECH & PHARMA — 1.1%
1,310,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	1,318,785

	SPECIALTY FINANCE — 10.4%
3,856,000	Arbor Realty Trust, Inc.	4.7500	11/01/22	4,306,670
2,122,000	Redwood Trust, Inc.	5.6250	07/15/24	2,201,802
100,000	SoFi Technologies, Inc.(a),(b)	—	10/15/26	102,813
5,300,000	Two Harbors Investment Corporation	6.2500	01/15/22	5,379,500
				11,990,785
	TOTAL CONVERTIBLE BONDS (Cost $26,102,331)			27,179,323

	CORPORATE BONDS — 68.4%
	AEROSPACE & DEFENSE — 4.5%
4,800,000	TransDigm, Inc.(a)	8.0000	12/15/25	5,124,000

	ASSET MANAGEMENT — 10.1%
5,000,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	6.3750	12/15/25	5,112,500
3,436,000	Oppenheimer Holdings, Inc.	5.5000	10/01/25	3,586,325
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,945,852
				11,644,677
	BIOTECH & PHARMA — 4.8%
5,500,000	AbbVie, Inc.	3.4500	03/15/22	5,549,208

	CHEMICALS — 0.5%
528,000	RPM International, Inc.	3.4500	11/15/22	541,041

	FOOD — 2.4%
2,711,000	Tyson Foods, Inc.	4.5000	06/15/22	2,762,258

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 68.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 8.8%
4,407,000	Centene Corporation	4.2500	12/15/27	$4,618,095
5,000,000	HCA, Inc.	5.0000	03/15/24	5,488,589
				10,106,684
	REAL ESTATE INVESTMENT TRUSTS — 8.8%
2,400,000	CyrusOne, L.P. / CyrusOne Finance Corporation	2.9000	11/15/24	2,518,152
1,725,000	Omega Healthcare Investors, Inc.	4.5000	01/15/25	1,881,523
3,000,000	Omega Healthcare Investors, Inc.	4.5000	04/01/27	3,343,349
2,110,000	Sabra Health Care, L.P.	5.1250	08/15/26	2,363,986
				10,107,010
	RETAIL - DISCRETIONARY — 13.1%
14,550,000	Carvana Company(a)	5.6250	10/01/25	15,059,759

	SEMICONDUCTORS — 2.3%
186,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.1250	01/15/25	197,066
2,173,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.8750	01/15/27	2,389,254
				2,586,320
	SOFTWARE — 2.6%
1,286,000	CA, Inc.	4.5000	08/15/23	1,353,206
1,500,000	VMware, Inc.	4.5000	05/15/25	1,671,023
				3,024,229
	STEEL — 4.6%
5,208,000	Steel Dynamics, Inc.	5.0000	12/15/26	5,372,449

	TECHNOLOGY HARDWARE — 2.3%
2,450,000	Dell International, LLC / EMC Corporation	5.4500	06/15/23	2,630,680

	TECHNOLOGY SERVICES — 3.6%
4,000,000	Visa, Inc.	2.8000	12/14/22	4,105,621

	TOTAL CORPORATE BONDS (Cost $77,516,225)			78,613,936

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
3,454,895	First American Government Obligations Fund, Class U, 0.03% (Cost $3,454,895)(c)	$3,454,895

	TOTAL INVESTMENTS - 95.1% (Cost $107,073,451)	$109,248,154
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%	5,581,155
	NET ASSETS - 100.0%	$114,829,309

LLC	- Limited Liability Company

L.P.	- Limited Partnership

LTD	- Limited Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 20,286,572 or 17.7% of net assets.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2021.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.4%
	ASSET MANAGEMENT - 0.3%
456	Sculptor Capital Management, Inc.	$12,718

	BANKING - 1.1%
332	Fifth Third Bancorp	14,090
20	SVB Financial Group(a)	12,938
152	Western Alliance Bancorp	16,540
		43,568
	BIOTECH & PHARMA - 0.6%
94	Horizon Therapeutics plc(a)	10,297
26	Regeneron Pharmaceuticals, Inc.(a)	15,735
		26,032
	CHEMICALS - 0.7%
221	CF Industries Holdings, Inc.	12,336
232	Nutrien Ltd.	15,041
		27,377
	ELECTRICAL EQUIPMENT - 0.4%
126	Atkore International Group, Inc.(a)	10,952
16	Generac Holdings, Inc.(a)	6,539
		17,491
	HEALTH CARE FACILITIES & SERVICES - 0.6%
80	Laboratory Corp of America Holdings(a)	22,515

	INDUSTRIAL SUPPORT SERVICES - 0.4%
70	SiteOne Landscape Supply, Inc.(a)	13,963

	INSURANCE - 0.3%
253	American International Group, Inc.	13,887

	INTERNET MEDIA & SERVICES - 0.8%
35	Netflix, Inc.(a)	21,362
106	Shutterstock, Inc.	12,012
		33,374

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	LEISURE FACILITIES & SERVICES - 0.4%
9	Chipotle Mexican Grill, Inc.(a)	$16,358

	MEDICAL EQUIPMENT & DEVICES - 1.7%
152	Agilent Technologies, Inc.	23,944
18	Align Technology, Inc.(a)	11,978
444	Avantor, Inc.(a)	18,160
56	Repligen Corporation(a)	16,183
		70,265
	METALS & MINING - 0.2%
400	Teck Resources Ltd., Class B	9,964

	OIL & GAS PRODUCERS - 1.0%
752	Black Stone Minerals, L.P.	9,062
217	Continental Resources, Inc.	10,015
259	Devon Energy Corporation	9,197
242	ONEOK, Inc.	14,033
		42,307
	PUBLISHING & BROADCASTING - 0.3%
89	Nexstar Media Group, Inc., Class A	13,524

	RETAIL - DISCRETIONARY - 0.6%
209	Academy Sports & Outdoors, Inc.(a)	8,364
156	Penske Automotive Group, Inc.	15,693
		24,057
	SEMICONDUCTORS - 1.2%
120	Advanced Micro Devices, Inc.(a)	12,348
6	ASML Holding N.V. - ADR	4,470
123	Entegris, Inc.	15,485
73	NVIDIA Corporation	15,123
		47,426
	SOFTWARE - 2.0%
35	Fortinet, Inc.(a)	10,221
16	HubSpot, Inc.(a)	10,817
29	Palo Alto Networks, Inc.(a)	13,892

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	SOFTWARE - 2.0% (Continued)
64	salesforce.com, Inc.(a)	$17,359
122	SPS Commerce, Inc.(a)	19,681
35	Upstart Holdings, Inc.(a)	11,075
		83,045
	SPECIALTY FINANCE - 0.4%
266	First American Financial Corporation	17,836

	TECHNOLOGY HARDWARE - 0.5%
746	A10 Networks, Inc.(a)	10,056
67	Garmin Ltd.	10,416
		20,472
	TECHNOLOGY SERVICES - 1.0%
33	EPAM Systems, Inc.(a)	18,826
745	Infosys Ltd. - ADR	16,576
73	TaskUS, Inc.(a)	4,845
		40,247
	TELECOMMUNICATIONS - 0.3%
746	America Movil S.A.B. de C.V., Class L - ADR	13,182

	TRANSPORTATION & LOGISTICS - 0.6%
321	Covenant Logistics Group, Inc.(a)	8,876
194	Matson, Inc.	15,657
		24,533

	TOTAL COMMON STOCKS (Cost $641,328)	634,141

	EXCHANGE-TRADED FUNDS — 0.6%
	COMMODITY - 0.5%
147	Breakwave Dry Bulk Shipping ETF(a)	5,293
741	United States Natural Gas Fund, L.P.(a)	14,939
		20,232

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.6% (Continued)
	EQUITY - 0.1%
49	VanEck Rare Earth/Strategic Metals ETF	$5,058

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,453)	25,290

	MONEY MARKET FUNDS – 75.1%
1,000,001	Federated Hermes Government Obligations Fund, Institutional Class, 0.03%(b)	1,000,001
2,098,359	First American Government Obligations Fund, Class U, 0.03%(b),(c)	2,098,359
	TOTAL MONEY MARKET FUNDS (Cost $3,098,360)	3,098,360

	TOTAL INVESTMENTS - 91.1% (Cost $3,761,141)	$3,757,791
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.9%	367,465
	NET ASSETS - 100.0%	$4,125,256

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (1.4)%
	BIOTECH & PHARMA - (0.1)%
(87)	Incyte Corporation	$(5,984)

	E-COMMERCE DISCRETIONARY - (0.1)%
(27)	Alibaba Group Holding Ltd. - ADR	(3,997)

	FOOD - (0.2)%
(251)	Hormel Foods Corporation	(10,290)

	HEALTH CARE FACILITIES & SERVICES - (0.1)%
(18)	Amedisys, Inc.	(2,684)

	HOUSEHOLD PRODUCTS - (0.1)%
(70)	Nu Skin Enterprises, Inc., Class A	(2,833)

	INTERNET MEDIA & SERVICES - (0.1)%
(335)	Hello Group, Inc. - ADR	(3,544)

CATALYST SYSTEMATIC ALPHA FUND CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) September 30, 2021

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (1.4)% (Continued)
	SOFTWARE - (0.3)%
(146)	1Life Healthcare, Inc.	$(2,957)
(42)	Bandwidth, Inc., Class A	(3,792)
(18)	RingCentral, Inc., Class A	(3,915)
		(10,664)
	SPECIALTY FINANCE - (0.1)%
(32)	LendingTree, Inc.	(4,475)

	TECHNOLOGY SERVICES - (0.2)%
(107)	Baozun, Inc. - ADR	(1,876)
(327)	Dun & Bradstreet Holdings, Inc.	(5,497)
(82)	StoneCompany Ltd.	(2,847)
		(10,220)
	WHOLESALE - CONSUMER STAPLES - (0.1)%
(201)	Grocery Outlet Holding Corporation	(4,336)

	TOTAL COMMON STOCKS SOLD SHORT - (Proceeds - $64,373)	(59,027)

	EXCHANGE-TRADED FUNDS SOLD SHORT — (0.4)%
	COMMODITY - (0.2)%
(376)	iShares Silver Trust	(7,716)

	EQUITY - (0.2)%
(381)	iShares MSCI Peru ETF	(10,045)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT - (Proceeds - $17,992)	(17,761)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation
6	Micro E-mini Nasdaq-100 Futures	12/17/2021	$176,190	$7,132
7	Micro E-mini Russell 2000 Futures	12/17/2021	77,028	1,336
7	Micro E-mini S&P 500 futures	12/17/2021	150,421	2,995
	TOTAL FUTURES CONTRACTS			$11,463

CATALYST SYSTEMATIC ALPHA FUND CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) September 30, 2021

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

BNP	BNP Paribas

TOTAL RETURN SWAPS
Shares	Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Depreciation
2,390	BNP Paribas Catalyst Systematic Index(e)	BNP Paribas	$5,747,118	0.5000%	9/9/2022	$(132,217)

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(c)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	This instrument is held by CSACS Fund Ltd.

CATALYST MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 35.0%
	FIXED INCOME - 35.0%
1,810	iShares Convertible Bond ETF	$180,529
5,580	iShares MBS ETF	603,421
1,660	iShares Trust iShares 1-5 Year Investment Grade	90,702
960	Vanguard Intermediate-Term Corporate Bond ETF	90,634
8,490	Vanguard Mortgage-Backed Securities ETF	452,432
1,100	Vanguard Short-Term Corporate Bond ETF	90,651
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,503,349)	1,508,369

	OPEN END FUNDS — 10.0%
	FIXED INCOME - 10.0%
12,092	AlphaCentric Income Opportunities Fund, Class I(a)	145,705
12,855	Catalyst Enhanced Income Strategy Fund, Class I(a)	143,464
7,254	Rational Special Situations Income Fund, Institutional Class(a)	143,477
	TOTAL OPEN END FUNDS (Cost $402,595)	432,646

	REITS — 24.3%
	OTHER REITS - 2.7%
1,080	Hannon Armstrong Sustainable Infrastructure	57,759
930	NexPoint Residential Trust, Inc.	57,548
		115,307
	SPECIALTY FINANCE - 21.6%
3,690	AGNC Investment Corporation	58,191
6,930	Annaly Capital Management, Inc.	58,352
3,140	Arbor Realty Trust, Inc.	58,184
1,910	Blackstone Mortgage Trust, Inc., Class A	57,911
8,690	Capstead Mortgage Corporation	58,136
4,410	Granite Point Mortgage Trust, Inc.	58,080
2,760	KKR Real Estate Finance Trust, Inc.	58,236
5,260	Ladder Capital Corporation	58,123

CATALYST MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	REITS — 24.3% (Continued)
	SPECIALTY FINANCE - 21.6% (Continued)
12,720	MFA Financial, Inc.	$58,130
5,280	New Residential Investment Corporation	58,080
13,640	New York Mortgage Trust, Inc.	58,106
2,970	PennyMac Mortgage Investment Trust	58,480
4,510	Redwood Trust, Inc.	58,134
2,380	Starwood Property Trust, Inc.	58,096
4,680	TPG RE Finance Trust, Inc.	57,938
9,160	Two Harbors Investment Corporation	58,074
		930,251

	TOTAL REITS (Cost $907,509)	1,045,558

	MONEY MARKET FUNDS - 18.1%
778,673	First American Government Obligations Fund, Class U, 0.03% (Cost $778,673)(b)	778,673

	TOTAL INVESTMENTS - 87.4% (Cost $3,592,126)	$3,765,246
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.6%	541,381
	NET ASSETS - 100.0%	$4,306,627

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
6	CBOT Wheat Future(d)	12/14/2021	$217,650	$(2,103)
2	CME E-mini Russell 2000 Index Futures	12/17/2021	220,080	(7,368)
1	ICE Brent Crude Oil Future(d)	10/29/2021	78,310	3,770
6	ICE Gas Oil Future(d)	10/12/2021	405,750	11,479
4	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	10/29/2021	368,592	6,112
	TOTAL FUTURES CONTRACTS			$11,890

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
29	3 Month Euro Euribor Future	12/18/2023	$8,424,239	$(845)
52	90 Day Sterling Future	12/20/2023	8,677,516	15,977
22	CME 3 Month Eurodollar Future	12/18/2023	5,437,025	3,837
8	CME Live Cattle Future(d)	12/31/2021	402,320	22,471
12	CME Swiss Franc Currency Future	12/13/2021	1,611,300	5,757

CATALYST MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
1	COMEX Silver Future(d)	12/29/2021	$110,235	$1,115
2	TSE Japanese 10 Year Bond Futures	12/13/2021	2,713,332	8,074
	TOTAL FUTURES CONTRACTS			$56,386

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Affiliated issuer.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CAMFMSF Fund Limited.

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8%
	GAS & WATER UTILITIES - 1.2%
3,120	Atmos Energy Corporation	$275,184
9,405	NiSource, Inc.	227,883
4,466	Northwest Natural Holding Company	205,391
3,853	ONE Gas, Inc.	244,165
15,343	South Jersey Industries, Inc.	326,192
4,420	Southwest Gas Holdings, Inc.	295,610
5,681	Spire, Inc.	347,563
		1,921,988
	OIL & GAS PRODUCERS - 98.6%
149,815	Cheniere Energy, Inc.(a)	14,632,432
34,300	Crestwood Equity Partners, L.P.	973,434
172,975	Enbridge, Inc.	6,884,405
1,396,633	Energy Transfer, L.P.	13,379,744
1,027,761	EnLink Midstream, LLC	7,009,330
558,598	Enterprise Products Partners, L.P.	12,088,061
714,233	Equitrans Midstream Corporation	7,242,323
256,319	Gibson Energy, Inc.	4,706,145
90,733	Hess Midstream, L.P., A	2,559,578
228,907	Keyera Corporation	5,758,587
384,385	Kinder Morgan, Inc.	6,430,761
120,783	Magellan Midstream Partners, L.P.	5,505,289
48,741	Marathon Petroleum Corporation	3,012,681
14,288	MPLX, L.P.	406,779
394,030	NextDecade Corporation(a)	1,095,403
76,671	NuStar Energy, L.P.	1,206,802
121,450	ONEOK, Inc.	7,042,886
354,352	Pembina Pipeline Corporation	11,229,415
633,520	Plains GP Holdings, L.P., Class A	6,826,178
147,738	Targa Resources Corporation	7,270,187
139,445	TC Energy Corporation	6,705,910
1,354,888	Tellurian, Inc.(a)	5,297,612
36,643	Western Midstream Partners, L.P.	768,037
535,202	Williams Companies, Inc. (The)	13,883,140
		151,915,119

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TOTAL COMMON STOCKS (Cost $141,898,707)	$153,837,107

	TOTAL INVESTMENTS - 99.8% (Cost $141,898,707)	$153,837,107
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	363,843
	NET ASSETS - 100.0%	$154,200,950

LLC	- Limited Liability Company

L.P.	- Limited Partnership

(a)	Non-income producing security.

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.5%
	APPAREL & TEXTILE PRODUCTS - 2.3%
1,555	NIKE, Inc., Class B	$225,833

	BANKING - 2.2%
4,615	Wells Fargo & Company	214,182

	BIOTECH & PHARMA - 5.0%
1,290	AbbVie, Inc.	139,152
2,210	Bristol-Myers Squibb Company	130,766
3,225	Gilead Sciences, Inc.	225,267
		495,185
	E-COMMERCE DISCRETIONARY - 8.7%
108	Amazon.com, Inc.(a)	354,784
460	Etsy, Inc.(a)(b)	95,662
245	MercadoLibre, Inc.(a)	411,452
		861,898
	ENTERTAINMENT CONTENT - 7.1%
1,145	Sea Ltd. - ADR(a)	364,946
1,960	Walt Disney Company (The)	331,573
		696,519
	HEALTH CARE FACILITIES & SERVICES - 2.0%
510	UnitedHealth Group, Inc.	199,277

	HOME CONSTRUCTION - 3.4%
69	NVR, Inc.(a)	330,792

	INTERNET MEDIA & SERVICES - 16.5%
90	Alphabet, Inc., Class A(a)	240,617
670	Facebook, Inc., Class A(a)	227,391
1,150	Roku, Inc.(a)	360,353
370	Shopify, Inc., Class A(a)	501,638
4,000	Snap, Inc., Class A(a)(b)	295,480
		1,625,479

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	LEISURE FACILITIES & SERVICES - 2.1%
1,865	Starbucks Corporation	$205,728

	LEISURE PRODUCTS - 3.1%
3,500	Peloton Interactive, Inc.(a)(b)	304,675

	OIL & GAS PRODUCERS - 2.0%
1,950	Chevron Corporation	197,828

	SEMICONDUCTORS - 6.8%
3,400	Advanced Micro Devices, Inc.(a)	349,860
1,525	NVIDIA Corporation	315,919
		665,779
	SOFTWARE - 20.8%
880	Adobe, Inc.(a)	506,634
1,000	Bill.com Holdings, Inc.(a)(b)	266,950
2,010	Crowdstrike Holdings, Inc., Class A(a)(b)	494,018
1,470	DocuSign, Inc.(a)	378,422
2,920	SS&C Technologies Holdings, Inc.	202,648
800	Zoom Video Communications, Inc., Class A(a)(b)	209,200
		2,057,872
	TECHNOLOGY HARDWARE - 2.4%
1,655	Apple, Inc.	234,183

	TECHNOLOGY SERVICES - 8.9%
2,000	Square, Inc., Class A(a)(b)	479,680
1,840	Visa, Inc., Class A(b)	409,860
		889,540
	TELECOMMUNICATIONS - 1.3%
2,395	Verizon Communications, Inc.	129,354

	TRANSPORTATION & LOGISTICS - 1.9%
940	Union Pacific Corporation	184,249

CATALYST PIVOTAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	TOTAL COMMON STOCKS (Cost $9,392,373)	$9,518,373

Shares
	EXCHANGE-TRADED FUNDS — 3.1%
	COMMODITY - 2.1%
1,250	SPDR Gold Shares(a)	205,275

	EQUITY - 1.0%
1,880	Energy Select Sector SPDR Fund	97,929

	TOTAL EXCHANGE-TRADED FUNDS (Cost $315,531)	303,204

	COLLATERAL FOR SECURITIES LOANED - 17.5%
1,720,955	Mount Vernon Liquid Assets Portfolio, 0.09% (Cost $1,720,955)(c),(d)	1,720,955

	SHORT-TERM INVESTMENTS — 0.0% (e)
	MONEY MARKET FUNDS - 0.0% (e)
3,872	Federated Hermes Government Obligations Fund, Institutional Class, 0.03% (Cost $3,872)(d)	3,872

	TOTAL INVESTMENTS - 117.1% (Cost $11,432,731)	$11,546,404
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.1)%	(1,687,494)
	NET ASSETS - 100.0%	$9,858,910

ADR	- American Depositary Receipt

Ltd.	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $1,704,649.

(c)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(e)	Percentage rounds to less than 0.1%.

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 58.1%
	AUTOMOTIVE - 2.7%
489	Tesla, Inc.(a)	$379,210

	BEVERAGES - 1.3%
851	Keurig Dr Pepper, Inc.	29,070
318	Monster Beverage Corporation(a)	28,248
830	PepsiCo, Inc.	124,840
		182,158
	BIOTECH & PHARMA - 2.4%
341	Amgen, Inc.	72,514
90	Biogen, Inc.(a)	25,469
753	Gilead Sciences, Inc.	52,597
133	Incyte Corporation(a)	9,148
242	Moderna, Inc.(a)	93,136
63	Regeneron Pharmaceuticals, Inc.(a)	38,126
109	Seagen, Inc.(a)(b)	18,508
156	Vertex Pharmaceuticals, Inc.(a)	28,297
		337,795
	CABLE & SATELLITE - 1.7%
110	Charter Communications, Inc.(a)(b)	80,032
2,751	Comcast Corporation	153,863
2,433	Sirius XM Holdings, Inc.(b)	14,841
		248,736
	COMMERCIAL SUPPORT SERVICES - 0.2%
62	Cintas Corporation	23,601

	DIVERSIFIED INDUSTRIALS - 0.6%
415	Honeywell International, Inc.	88,097

	E-COMMERCE DISCRETIONARY - 5.6%
200	Amazon.com, Inc.(a)	657,008
390	eBay, Inc.	27,171
474	JD.com, Inc. - ADR(a)	34,243
30	MercadoLibre, Inc.(a)	50,382

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 58.1% (Continued)
	E-COMMERCE DISCRETIONARY - 5.6% (Continued)
229	Pinduoduo, Inc. - ADR(a)(b)	$20,763
		789,567
	ELECTRIC UTILITIES - 0.5%
300	American Electric Power Company, Inc.	24,354
587	Exelon Corporation(b)	28,375
323	Xcel Energy, Inc.	20,188
		72,917
	ENTERTAINMENT CONTENT - 0.6%
467	Activision Blizzard, Inc.	36,141
171	Electronic Arts, Inc.	24,325
194	Fox Corporation, Class A	7,781
151	Fox Corporation, Class B	5,605
181	NetEase, Inc. - ADR	15,457
		89,309
	FOOD - 0.5%
735	Kraft Heinz Company(b)	27,063
839	Mondelez International, Inc.	48,813
		75,876
	INDUSTRIAL SUPPORT SERVICES - 0.1%
345	Fastenal Company	17,805

	INTERNET MEDIA & SERVICES - 8.7%
119	Alphabet, Inc., Class A(a)	318,149
126	Alphabet, Inc., Class C(a)	335,830
152	Baidu, Inc. - ADR(a)	23,370
25	Booking Holdings, Inc.(a)	59,347
941	Facebook, Inc., Class A(a)	319,366
166	Match Group, Inc.(a)(b)	26,060
266	Netflix, Inc.(a)	162,350
317	Trip.com Group Ltd. - ADR(a)	9,748
67	VeriSign, Inc.(a)	13,736
		1,267,956
	LEISURE FACILITIES & SERVICES - 0.7%
196	Marriott International, Inc.	29,026

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 58.1% (Continued)
	LEISURE FACILITIES & SERVICES - 0.7% (Continued)
708	Starbucks Corporation	$78,099
		107,125
	LEISURE PRODUCTS - 0.1%
163	Peloton Interactive, Inc.(a)(b)	14,189

	MEDICAL EQUIPMENT & DEVICES - 1.4%
47	Align Technology, Inc.(a)	31,275
58	DexCom, Inc.(a)(b)	31,718
51	IDEXX Laboratories, Inc.(a)	31,717
94	Illumina, Inc.(a)	38,127
71	Intuitive Surgical, Inc.(a)	70,585
		203,422
	RETAIL - CONSUMER STAPLES - 1.1%
265	Costco Wholesale Corporation	119,078
135	Dollar Tree, Inc.(a)	12,922
519	Walgreens Boots Alliance, Inc.	24,419
		156,419
	RETAIL - DISCRETIONARY - 0.5%
75	Lululemon Athletica, Inc.(a)	30,353
41	O’Reilly Automotive, Inc.(a)	25,053
214	Ross Stores, Inc.	23,294
		78,700
	SEMICONDUCTORS - 8.6%
728	Advanced Micro Devices, Inc.(a)	74,911
323	Analog Devices, Inc.	54,096
542	Applied Materials, Inc.	69,772
49	ASML Holding N.V. - ADR	36,510
246	Broadcom, Inc.	119,293
2,436	Intel Corporation	129,790
92	KLA Corporation	30,775
85	Lam Research Corporation	48,378
495	Marvell Technology, Inc.(b)	29,853
165	Microchip Technology, Inc.	25,326
676	Micron Technology, Inc.(b)	47,982

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 58.1% (Continued)
	SEMICONDUCTORS - 8.6% (Continued)
1,501	NVIDIA Corporation	$310,948
159	NXP Semiconductors N.V.	31,143
677	QUALCOMM, Inc.	87,319
99	Skyworks Solutions, Inc.	16,313
554	Texas Instruments, Inc.	106,484
149	Xilinx, Inc.	22,498
		1,241,391
	SOFTWARE - 9.7%
286	Adobe, Inc.(a)	164,656
52	ANSYS, Inc.(a)	17,703
82	Atlassian Corp. PLC(a)	32,096
132	Autodesk, Inc.(a)	37,642
166	Cadence Design Systems, Inc.(a)	25,139
178	Cerner Corporation	12,553
80	Check Point Software Technologies Ltd.(a)	9,043
120	Crowdstrike Holdings, Inc.(a)(b)	29,494
117	DocuSign, Inc.(a)	30,119
164	Intuit, Inc.	88,480
2,966	Microsoft Corporation	836,176
86	Okta, Inc.(a)	20,411
98	Splunk, Inc.(a)	14,182
92	Synopsys, Inc.(a)	27,546
115	Workday, Inc.(a)	28,737
145	Zoom Video Communications, Inc.(a)	37,918
		1,411,895
	TECHNOLOGY HARDWARE - 7.4%
6,524	Apple, Inc.	923,146
2,531	Cisco Systems, Inc.(b)	137,762
		1,060,908
	TECHNOLOGY SERVICES - 2.5%
254	Automatic Data Processing, Inc.	50,780
83	CDW Corporation	15,108
316	Cognizant Technology Solutions Corporation	23,450
398	Fiserv, Inc.(a)(b)	43,183

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 58.1% (Continued)
	TECHNOLOGY SERVICES - 2.5% (Continued)
216	Paychex, Inc.	$24,289
706	PayPal Holdings, Inc.(a)	183,708
97	Verisk Analytics, Inc.	19,426
		359,944
	TELECOMMUNICATIONS - 0.7%
749	T-Mobile US, Inc.(a)	95,692

	TRANSPORTATION & LOGISTICS - 0.3%
1,354	CSX Corporation	40,268

	TRANSPORTATION EQUIPMENT - 0.1%
208	PACCAR, Inc.	16,415

	WHOLESALE - DISCRETIONARY - 0.1%
142	Copart, Inc.(a)	19,698

	TOTAL COMMON STOCKS (Cost $7,192,200)	8,379,093

	EXCHANGE-TRADED FUNDS — 23.8%
	EQUITY - 23.8%
9,571	Invesco QQQ Trust Series 1(b)	3,426,035

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,075,166)	3,426,035

	SHORT-TERM INVESTMENTS — 35.2%
	COLLATERAL FOR SECURITIES LOANED - 26.3%
3,782,303	Mount Vernon Liquid Assets Portfolio, 0.09% (Cost $3,782,303)(c),(d), (e)	3,782,303

	MONEY MARKET FUNDS - 8.9%
1,287,195	First American Government Obligations Fund, Class U, 0.03% (Cost $1,287,195)(d)	1,287,195

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Fair Value

TOTAL SHORT-TERM INVESTMENTS (Cost $5,069,498)	$5,069,498

TOTAL INVESTMENTS - 117.1% (Cost $15,336,864)	$16,874,626
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.1)%	(2,459,151)
NET ASSETS - 100.0%	$14,415,475

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Unrealized Appreciation (Depreciation)
40	CBOE Volatility Index Future	10/20/2021	$914,712	$63,572
2	CME E-Mini NASDAQ 100 Index Future	12/17/2021	587,300	(15,970)
	TOTAL FUTURES CONTRACTS			$47,602

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Unrealized Depreciation
18	CBOE Volatility Index Future	11/17/2021	$426,346	$(19,168)
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $3,692,847.

(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2021. Total collateral had a value of $3,782,303 at September 30, 2021.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(e)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	CLOSED END FUNDS — 3.5%
	COMMODITY - 3.5%
144,000	Sprott Physical Gold and Silver Trust(a)	$2,466,720

	TOTAL CLOSED END FUNDS (Cost $1,917,569)	2,466,720

	COMMON STOCKS — 92.5%
	AEROSPACE & DEFENSE - 3.3%
104,290	Kratos Defense & Security Solutions, Inc.(a)	2,326,710

	ASSET MANAGEMENT - 3.4%
21,800	Groupe Bruxelles Lambert S.A.(b)	2,402,208

	BEVERAGES - 3.5%
128,500	Distell Group Holdings Ltd.(a)	1,619,724
1,800,000	Thai Beverage PCL	868,444
		2,488,168
	BIOTECH & PHARMA - 12.1%
11,800	Johnson & Johnson	1,905,700
30,180	Novartis A.G. - ADR	2,468,120
53,000	Sanofi - ADR	2,555,130
100,000	Takeda Pharmaceutical Company Ltd. - ADR	1,638,000
		8,566,950
	CHEMICALS - 3.9%
75,570	Mosaic Company (The)	2,699,360

	CONSTRUCTION MATERIALS - 1.4%
5,540	Holcim Ltd.(b)	268,077
25,040	MDU Resources Group, Inc.	742,937
		1,011,014
	E-COMMERCE DISCRETIONARY - 4.4%
45,500	eBay, Inc.	3,169,985

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 92.5% (Continued)
	ENGINEERING & CONSTRUCTION - 4.7%
22,305	Tetra Tech, Inc.	$3,331,029

	ENTERTAINMENT CONTENT - 2.2%
4,359	Electronic Arts, Inc.	620,068
72,100	Vivendi S.A.(b)	911,225
		1,531,293
	FOOD - 8.5%
39,050	Campbell Soup Company	1,632,681
318,000	GrainCorp Ltd.(b)	1,456,345
515,200	Grupo Herdez S.A.B. de C.V.	1,050,738
16,550	Nestle S.A. - ADR	1,989,476
		6,129,240
	GAS & WATER UTILITIES - 5.1%
41,855	National Fuel Gas Company	2,198,225
32,960	UGI Corporation	1,404,755
		3,602,980
	HOUSEHOLD PRODUCTS - 1.5%
66,000	Reckitt Benckiser Group plc - ADR	1,042,800

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
79,500	JSE Ltd.	552,193

	INTERNET MEDIA & SERVICES - 0.8%
1,743	Facebook, Inc., Class A(a)	591,557

	METALS & MINING - 1.7%
15,000	Anglo American plc - ADR	266,700
13,000	Anglo American plc	459,687
14,835	Freeport-McMoRan, Inc.	482,582
		1,208,969
	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
275,000	Swire Pacific Ltd.	270,597
51,000	Swire Pacific Ltd., Class A	303,327
		573,924

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 92.5% (Continued)
	RETAIL - CONSUMER STAPLES - 1.2%
6,282	Walmart, Inc.	$875,585

	RETAIL - DISCRETIONARY - 0.6%
1,243	Home Depot, Inc. (The)	408,027

	SEMICONDUCTORS - 6.6%
6,500	Applied Materials, Inc.	836,745
27,005	Intel Corporation	1,438,826
35,000	Micron Technology, Inc.	2,484,300
		4,759,871
	SOFTWARE - 3.4%
8,500	Microsoft Corporation	2,396,320

	TECHNOLOGY HARDWARE - 8.4%
10,300	Apple, Inc.	1,457,450
46,500	Cisco Systems, Inc.	2,530,995
361,050	Nokia OYJ - ADR(a)	1,967,723
		5,956,168
	TELECOMMUNICATIONS - 6.5%
194,606	Orange S.A. - ADR	2,107,582
24,388	Verizon Communications, Inc.	1,317,196
76,930	Vodafone Group plc - ADR	1,188,569
		4,613,347
	TOBACCO & CANNABIS - 2.7%
6,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	489,362
66,000	Imperial Brands plc - ADR	1,404,480
		1,893,842
	WHOLESALE - CONSUMER STAPLES - 5.0%
43,300	Bunge Ltd.	3,521,156

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 92.5% (Continued)
	TOTAL COMMON STOCKS (Cost $48,906,301)	$65,652,696

	TOTAL INVESTMENTS - 96.0% (Cost $50,823,870)	$68,119,416
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $13,587)	(5,600)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.0%	2,788,612
	NET ASSETS - 100.0%	$70,902,428

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - 0.0% (d)
	CALL OPTIONS WRITTEN- 0.0%(d)
400	Nokia OYJ	USB	01/21/2022	$7	$218,000	$5,600
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $13,587)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $13,587)					$5,600

ADR	- American Depositary Receipt

Ltd.	- Limited Company

OYJ	- Julkinen osakeyhtiö

plc	- Public Limited Company

S/A	- Société Anonyme

USB	- US Bank

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to greater than (0.1%).

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.2%
	AEROSPACE & DEFENSE - 3.4%
5,474	Lockheed Martin Corporation	$1,889,077

	COMMERCIAL SUPPORT SERVICES - 3.9%
14,740	Waste Management, Inc.	2,201,566

	DIVERSIFIED INDUSTRIALS - 3.7%
9,682	Honeywell International, Inc.	2,055,295

	ELECTRICAL EQUIPMENT - 3.2%
6,003	Lennox International, Inc.	1,765,903

	FOOD - 3.4%
23,525	McCormick & Company, Inc.	1,906,231

	HEALTH CARE FACILITIES & SERVICES - 11.8%
4,481	Chemed Corporation	2,084,203
9,887	HCA Healthcare, Inc.	2,399,773
5,283	UnitedHealth Group, Inc.	2,064,279
		6,548,255
	INTERNET MEDIA & SERVICES - 3.9%
13,152	Expedia Group, Inc.	2,155,613

	LEISURE FACILITIES & SERVICES - 11.8%
14,569	Darden Restaurants, Inc.	2,206,766
15,202	Marriott International, Inc., Class A	2,251,265
18,924	Starbucks Corporation	2,087,506
		6,545,537
	RETAIL - CONSUMER STAPLES - 7.2%
9,645	Dollar General Corporation	2,046,090
8,610	Target Corporation	1,969,710
		4,015,800
	RETAIL - DISCRETIONARY - 11.6%
10,327	Advance Auto Parts, Inc.	2,157,207
6,667	Home Depot, Inc. (The)	2,188,510

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	RETAIL - DISCRETIONARY - 11.6% (Continued)
32,090	TJX Companies, Inc. (The)	$2,117,298
		6,463,015
	SEMICONDUCTORS - 7.3%
6,532	KLA Corporation	2,185,019
14,801	QUALCOMM, Inc.	1,909,033
		4,094,052
	SOFTWARE - 8.3%
15,477	Cadence Design Systems, Inc.(a)	2,343,837
7,795	Microsoft Corporation	2,197,566
		4,541,403
	TECHNOLOGY HARDWARE - 7.5%
14,904	Apple, Inc.	2,108,916
7,000	Ubiquiti, Inc.	2,090,690
		4,199,606
	TECHNOLOGY SERVICES - 7.2%
12,591	Broadridge Financial Solutions, Inc.	2,098,164
20,093	Leidos Holdings, Inc.	1,931,540
		4,029,704
	TOTAL COMMON STOCKS (Cost $40,366,436)	52,411,057

Contracts(b)
	INDEX OPTIONS PURCHASED - 2.3%	Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 2.3%
40	S&P 500 INDEX SPX US 11/19/21 P4200	USB	11/19/2021	$4,200	$17,230,160	358,800
88	S&P 500 INDEX SPX US 11/19/21 P4260	USB	11/19/2021	4,260	37,906,352	938,520
	TOTAL PUT OPTIONS PURCHASED (Cost - $860,008)					1,297,320
	TOTAL INDEX OPTIONS PURCHASED (Cost - $860,008)					1,297,320

	TOTAL INVESTMENTS - 96.5% (Cost $41,226,444)					$53,708,377
	OF OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%					1,994,259
	NET ASSETS - 100.0%					$55,702,636

USB	US Bank

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	CLOSED END FUNDS — 2.1%
	COMMODITY - 2.1%
23,500	Sprott Physical Gold and Silver Trust(a)	$402,555

	TOTAL CLOSED END FUNDS (Cost $336,373)	402,555

	COMMON STOCKS — 67.2%
	AEROSPACE & DEFENSE - 1.1%
9,030	Kratos Defense & Security Solutions, Inc.(a)	201,459

	ASSET MANAGEMENT - 3.4%
5,850	Groupe Bruxelles Lambert S.A.	644,629

	BEVERAGES - 0.9%
375,000	Thai Beverage PCL	180,926

	BIOTECH & PHARMA - 11.3%
2,900	Johnson & Johnson	468,350
6,900	Novartis A.G. - ADR	564,282
14,550	Sanofi - ADR	701,456
26,000	Takeda Pharmaceutical Company Ltd. - ADR	425,880
		2,159,968
	CHEMICALS - 1.7%
9,250	Mosaic Company	330,410

	CONSTRUCTION MATERIALS - 1.9%
1,730	Holcim Ltd.	83,714
9,000	MDU Resources Group, Inc.	267,029
		350,743
	E-COMMERCE DISCRETIONARY - 1.3%
3,500	eBay, Inc.	243,845

	ENGINEERING & CONSTRUCTION - 3.1%
4,000	Tetra Tech, Inc.	597,360

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 67.2% (Continued)
	ENTERTAINMENT CONTENT - 0.5%
7,700	Vivendi S.A.	$97,315

	FOOD - 6.8%
9,326	Campbell Soup Company	389,920
197,800	Grupo Herdez S.A.B. de C.V.	403,409
4,325	Nestle S.A. - ADR	519,908
		1,313,237
	GAS & WATER UTILITIES - 5.5%
11,820	National Fuel Gas Company	620,786
10,000	UGI Corporation	426,200
		1,046,986
	METALS & MINING - 1.3%
7,000	Anglo American PLC	247,524

	SEMICONDUCTORS - 4.2%
4,915	Intel Corporation	261,871
8,000	Micron Technology, Inc.	567,841
		829,712
	SOFTWARE - 3.0%
2,000	Microsoft Corporation	563,840

	TECHNOLOGY HARDWARE - 6.4%
13,500	Cisco Systems, Inc.	734,805
88,000	Nokia OYJ - ADR(a),(b)	479,600
		1,214,405
	TELECOMMUNICATIONS - 7.2%
55,500	Orange S.A. - ADR	601,065
7,500	Verizon Communications, Inc.	405,075
23,800	Vodafone Group PLC - ADR	367,710
		1,373,850
	TOBACCO & CANNABIS - 4.0%
3,991,700	Hanjaya Mandala Sampoerna Tbk P.T.	287,263
22,000	Imperial Brands PLC - ADR	468,160
		755,423

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 67.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 3.6%
8,375	Bunge Ltd.	$681,055

	TOTAL COMMON STOCKS (Cost $10,607,051)	12,832,687

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 1.5%
	BIOTECH & PHARMA — 1.5%
275,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	276,844

	TOTAL CONVERTIBLE BONDS (Cost $262,647)			276,844

	CORPORATE BONDS — 22.3%
	AUTOMOTIVE — 1.3%
250,000	Ford Motor Credit Company, LLC	3.3390	03/28/22	251,720

	BIOTECH & PHARMA — 0.9%
165,000	Teva Pharmaceutical Finance Company BV	2.9500	12/18/22	166,444

	CABLE & SATELLITE — 2.0%
361,000	CSC Holdings, LLC	5.8750	09/15/22	374,086

	ELECTRIC UTILITIES — 1.3%
250,000	TransAlta Corporation	4.5000	11/15/22	256,875

	LEISURE FACILITIES & SERVICES — 7.7%
225,000	Brinker International, Inc.	3.8750	05/15/23	232,481
126,000	Carnival Corporation	7.2000	10/01/23	135,584
500,000	MGM Resorts International	7.7500	03/15/22	513,125
500,000	Royal Caribbean Cruises Ltd.	5.2500	11/15/22	513,125
65,000	Wyndham Destinations, Inc.	3.9000	03/01/23	66,706
				1,461,021

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.3% (Continued)
	METALS & MINING — 1.8%
40,000	AngloGold Ashanti Holdings PLC	5.1250	08/01/22	$41,086
300,000	Freeport-McMoRan, Inc.	3.5500	03/01/22	300,375
				341,461
	OIL & GAS PRODUCERS — 0.4%
75,000	Occidental Petroleum Corporation	2.7000	08/15/22	75,898

	RETAIL - CONSUMER STAPLES — 0.9%
175,000	Safeway, Inc.	4.7500	12/01/21	176,566

	RETAIL - DISCRETIONARY — 2.4%
185,000	Foot Locker, Inc.	8.5000	01/15/22	189,791
250,000	QVC, Inc.	4.3750	03/15/23	261,062
				450,853
	TECHNOLOGY HARDWARE — 1.3%
250,000	Seagate HDD Cayman	4.2500	03/01/22	252,831

	TELECOMMUNICATIONS — 1.1%
50,000	CenturyLink, Inc.	7.5000	04/01/24	55,438
150,000	Sprint Communications, Inc.	6.0000	11/15/22	157,908
				213,346
	TRANSPORTATION & LOGISTICS — 1.2%
225,000	United Airlines Holdings, Inc.	4.2500	10/01/22	229,711

	TOTAL CORPORATE BONDS (Cost $4,235,777)			4,250,812

	U.S. GOVERNMENT & AGENCIES — 5.1%
	U.S. TREASURY INFLATION PROTECTED — 5.1%
443,000	United States Treasury Inflation Indexed Bonds	0.3750	01/15/27	552,895
360,000	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	414,289
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $975,223)			967,184

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Fair Value

TOTAL INVESTMENTS - 98.2% (Cost $16,417,071)	$18,730,082
CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $37,374)	(75,350)
OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	428,901
NET ASSETS - 100.0%	$19,083,633

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.4)%
	CALL OPTIONS WRITTEN- (0.4)%
300	Nokia OYJ	01/21/2022	$4	$163,500	$45,600
425	Nokia OYJ	01/21/2022	5	231,625	29,750
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $37,374)				75,350

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $37,374)				$75,350

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for written options.

(C)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.5%
	EQUITY - 47.5%
226,327	iShares China Large-Cap ETF	$8,810,910
921,716	iShares Core S&P Mid-Cap ETF	242,475,828
1,330,893	iShares Core S&P Small-Cap ETF	145,320,207
349,263	iShares MSCI Australia ETF	8,668,708
31,085	iShares MSCI Austria ETF	773,084
22,534	iShares MSCI Belgium ETF	475,467
258,990	iShares MSCI Brazil ETF	8,321,349
239,947	iShares MSCI Canada ETF	8,710,076
158,378	iShares MSCI Chile ETF	4,117,828
149,507	iShares MSCI France ETF	5,567,641
180,554	iShares MSCI Germany ETF	5,943,838
367,349	iShares MSCI Hong Kong ETF	8,809,029
26,264	iShares MSCI India ETF	1,278,794
13,699	iShares MSCI Israel ETF	980,848
81,394	iShares MSCI Italy ETF	2,576,120
118,452	iShares MSCI Japan ETF	8,321,253
175,469	iShares MSCI Malaysia ETF	4,446,384
164,890	iShares MSCI Mexico ETF	7,957,591
34,484	iShares MSCI Netherlands ETF	1,698,337
43,990	iShares MSCI Peru ETF	1,159,774
267,951	iShares MSCI Singapore ETF	6,101,244
86,539	iShares MSCI South Africa ETF	4,069,929
95,301	iShares MSCI South Korea ETF	7,686,979
234,554	iShares MSCI Spain ETF	6,325,921
52,300	iShares MSCI Sweden ETF	2,345,655
131,286	iShares MSCI Switzerland ETF	6,115,302
137,003	iShares MSCI Taiwan ETF	8,495,556
55,355	iShares MSCI Thailand ETF	4,130,037
153,272	iShares MSCI Turkey ETF	3,258,563
189,906	iShares MSCI United Kingdom ETF	6,124,469
871,375	iShares Russell 1000 ETF	210,620,051
795,371	iShares Russell 2000 ETF	173,987,406
737,958	iShares Russell Mid-Cap ETF	57,723,075
254,399	Schwab U.S. REIT ETF	11,620,946

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.5% (Continued)
	EQUITY - 47.5% (Continued)
290,555	VanEck Russia ETF	$8,809,628
930,114	Vanguard FTSE Emerging Markets ETF	46,515,001
275,829	Vanguard FTSE Europe ETF	18,097,141
206,393	Vanguard Large-Cap ETF	41,468,482
385,636	Vanguard Mid-Cap ETF	91,303,179
830,463	Vanguard Real Estate ETF	84,524,524
121,204	Vanguard S&P 500 ETF	47,802,858
309,799	Vanguard Small-Cap ETF	67,743,747
199,874	WisdomTree India Earnings Fund	7,475,288
	TOTAL EXCHANGE-TRADED FUNDS (Cost $920,207,272)	1,398,758,047

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 26.2%
	U.S. TREASURY NOTES — 26.2%
254,350,000	United States Treasury Note(a)	2.0000	11/15/21	254,955,404
250,500,000	United States Treasury Note	2.5000	02/15/22	252,774,876
262,320,000	United States Treasury Note(a)	1.7500	05/15/22	265,094,899
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $772,867,153)			772,825,179

	TOTAL INVESTMENTS - 73.7% (Cost $1,693,074,425)			$2,171,583,226
	OTHER ASSETS IN EXCESS OF LIABILITIES- 26.3%			773,953,883
	NET ASSETS - 100.0%			$2,945,537,109

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
828	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	12/17/2021	$139,609,080	$(2,352,845)
50	CBOT Soybean Oil Future(a)	12/14/2021	1,760,700	4,518
1,364	CBOT US Long Bond Future	12/21/2021	217,174,716	(1,818,909)
1,099	CME 3 Month Eurodollar Future	06/13/2022	274,186,763	67,150
2,386	CME 3 Month Eurodollar Future	09/19/2022	594,621,024	(60,476)
1,511	CME 3 Month Eurodollar Future	12/19/2022	375,880,138	(152,812)
721	CME 3 Month Eurodollar Future	03/13/2023	179,114,425	(120,213)
694	CME E-Mini NASDAQ 100 Index Future	12/17/2021	203,793,100	(1,661,550)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
1,141	CME E-mini Russell 2000 Index Futures	12/17/2021	$125,555,640	$(1,221,910)
1,137	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	244,327,088	(3,912,088)
237	CME Lean Hogs Future(a)	12/14/2021	8,095,920	108,260
972	CME Ultra Long Term US Treasury Bond Future	12/21/2021	185,713,236	(1,438,577)
255	COMEX Gold 100 Troy Ounces Future(a)	12/29/2021	44,803,500	(10,720)
293	Eurex 30 Year Euro BUXL Future	12/08/2021	69,048,681	(95,620)
358	Eurex EURO STOXX 50 Future	12/17/2021	16,795,328	(59,953)
58	Euronext Amsterdam Index Future	10/15/2021	10,356,184	(128,872)
2,116	FTSE 100 Index Future	12/17/2021	201,814,827	2,263,217
131	HKG Hang Seng China Enterprises Index Future	10/28/2021	7,337,844	122,484
1,950	ICE Brent Crude Oil Future(a)	10/29/2021	152,704,500	7,280,140
463	ICE Brent Crude Oil Future(a)	11/30/2021	35,896,390	1,544,210
120	ICE Brent Crude Oil Future(a)	12/30/2021	9,211,200	346,350
101	ICE Brent Crude Oil Future(a)	01/31/2022	7,682,060	330,520
58	ICE Brent Crude Oil Future(a)	02/28/2022	4,374,360	163,660
34	ICE Brent Crude Oil Future(a)	03/31/2022	2,544,560	104,050
22	ICE Carbon Emissions Future(a)	12/20/2021	1,574,180	(64,468)
1,098	ICE Gas Oil Future(a)	11/11/2021	74,169,900	1,920,500
317	ICE Gas Oil Future(a)	12/10/2021	21,270,700	385,425
118	ICE Gas Oil Future(a)	01/12/2022	7,867,650	56,800
67	ICE US mini MSCI EAFE Index Futures	12/17/2021	7,594,450	8,235
42	LME Primary Aluminum Future(a)	12/13/2021	3,000,113	(34,930)
369	Montreal Exchange S&P/TSX 60 Index Future	12/16/2021	69,678,478	(833,552)
2	NYBOT CSC C Coffee Future(a)	12/20/2021	145,500	(3,075)
208	NYBOT CTN Number 2 Cotton Future(a)	12/08/2021	11,003,200	354,725
71	NYMEX Henry Hub Natural Gas Futures(a)	12/29/2021	4,311,830	35,910
17	NYMEX Henry Hub Natural Gas Futures(a)	02/24/2022	937,890	12,080
1,152	NYMEX Light Sweet Crude Oil Future(a)	10/20/2021	86,434,560	1,155,980
572	NYMEX Light Sweet Crude Oil Future(a)	11/19/2021	42,728,400	1,125,330
173	NYMEX Light Sweet Crude Oil Future(a)	12/20/2021	12,834,870	437,720
93	NYMEX Light Sweet Crude Oil Future(a)	01/20/2022	6,843,870	408,540
52	NYMEX Light Sweet Crude Oil Future(a)	02/22/2022	3,795,480	132,580
32	NYMEX Light Sweet Crude Oil Future(a)	03/22/2022	2,316,160	115,210
878	NYMEX NY Harbor ULSD Futures(a)	10/29/2021	86,234,526	4,332,103
400	NYMEX NY Harbor ULSD Futures(a)	11/30/2021	39,175,920	1,551,064
79	NYMEX NY Harbor ULSD Futures(a)	12/31/2021	7,704,396	131,670
44	NYMEX NY Harbor ULSD Futures(a)	01/31/2022	4,260,194	189,294
12	NYMEX Platinum Future(a)	01/27/2022	577,440	(370)
430	NYMEX Reformulated Gasoline Blendstock for Oxygen(a)	10/29/2021	39,623,640	746,630
198	NYMEX Reformulated Gasoline Blendstock for Oxygen(a)	11/30/2021	17,930,128	329,385
69	NYMEX Reformulated Gasoline Blendstock for Oxygen(a)	12/31/2021	6,196,793	101,165
31	NYMEX Reformulated Gasoline Blendstock for Oxygen(a)	01/31/2022	2,779,770	38,409
116	SAFEX FTSE/JSE Top 40 Index Future	12/15/2021	4,485,873	137,709
3,151	SFE 10 Year Australian Bond Future	12/15/2021	322,009,339	(3,041,185)
934	SFE 3 Year Australian Bond Future	12/15/2021	78,557,869	(150,201)
110	SFE S&P ASX Share Price Index 200 Future	12/16/2021	14,487,276	1,174
8	TSE TOPIX (Tokyo Price Index) Future	12/09/2021	1,455,882	(2,877)
	TOTAL FUTURES CONTRACTS			$8,876,994

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
1,165	BMF Ibovespa Index Future	10/13/2021	$23,683,779	$181,418
865	CBOE Volatility Index Future(a)	10/20/2021	19,780,647	(358,647)
407	CBOE Volatility Index Future(a)	11/17/2021	9,640,161	(39,211)
108	CBOE Volatility Index Future(a)	12/22/2021	2,591,827	(11,977)
2,687	CBOT 10 Year US Treasury Note	12/21/2021	353,633,383	98,117
1,973	CBOT 2 Year US Treasury Note Future	12/31/2021	434,166,543	422,480
6,653	CBOT 5 Year US Treasury Note	12/31/2021	816,602,527	987,138
1,720	CBOT Corn Future(a)	12/14/2021	46,160,500	9,900
1,067	CBOT Soybean Future(a)	11/12/2021	67,007,600	1,545,275
297	CBOT Soybean Meal Future(a)	12/14/2021	9,762,390	389,640
384	CBOT Wheat Future(a)	12/14/2021	13,929,600	91,650
1,310	CME 3 Month Eurodollar Future	12/18/2023	323,750,125	(44,437)
132	CME 3 Month Eurodollar Future	06/19/2023	32,740,950	(7,550)
1,943	CME 3 Month Eurodollar Future	09/18/2023	480,843,925	(79,825)
34	CME E-Mini Standard & Poor’s MidCap 400 Index	12/17/2021	8,952,880	42,540
87	CME Live Cattle Future(a)	12/31/2021	4,375,230	43,800
194	COMEX Copper Future(a)	12/29/2021	19,831,650	32,087
242	COMEX Silver Future(a)	12/29/2021	26,676,870	(507,220)
268	Eurex 10 Year Euro BUND Future	12/08/2021	52,745,884	110,989
474	Eurex 2 Year Euro SCHATZ Future	12/08/2021	61,638,988	(1)
2,234	Eurex 5 Year Euro BOBL Future	12/08/2021	349,346,694	(185,919)
167	Eurex DAX Index Future	12/17/2021	73,972,808	399,670
1,618	Euro-BTP Italian Bond Futures	12/08/2021	284,933,931	618,421
499	Euronext CAC 40 Index Future	10/15/2021	37,694,662	268,250
1,627	French Government Bond Futures	12/08/2021	312,917,432	820,319
183	FTSE/MIB Index Future	12/17/2021	26,906,540	187,230
334	HKG Hang Seng Index Future	10/28/2021	52,610,047	(260,139)
513	ICE US MSCI Emerging Markets EM Index Futures	12/17/2021	31,949,640	179,925
294	KCBT Hard Red Winter Wheat Future(a)	12/14/2021	10,756,725	(381,850)
1,806	KFE KOSPI 200 Index Future	12/09/2021	153,105,785	(177,633)
62	LME Copper Future(a)	12/13/2021	13,851,188	206,638
48	LME Lead Future(a)	12/13/2021	2,515,200	72,983
40	LME Nickel Future(a)	12/13/2021	4,304,760	102,938
28	LME Zinc Future(a)	12/13/2021	2,090,900	17,724
129	Long Gilt Future	12/29/2021	21,768,255	42,154
64	MEFF Madrid IBEX 35 Index Future	10/15/2021	6,539,375	(8,335)
101	Montreal Exchange 10 Year Canadian Bond Future	12/20/2021	11,412,677	6,025
1	NYBOT CSC Cocoa Future(a)	12/15/2021	26,520	60
250	NYBOT CSC Number 11 World Sugar Future(a)	02/28/2022	5,695,200	(142,296)
51	NYMEX Henry Hub Natural Gas Futures(a)	01/27/2022	3,035,010	(129,140)
241	NYMEX Henry Hub Natural Gas Futures(a)	10/27/2021	14,139,470	(661,410)
153	NYMEX Henry Hub Natural Gas Futures(a)	11/26/2021	9,166,230	(511,850)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
420	OML Stockholm OMXS30 Index Future	10/15/2021	$10,817,393	$3,972
185	OSE Nikkei 225 Index Future	12/09/2021	48,846,964	724,622
2,584	SGX FTSE China A50 Futures Contract	10/28/2021	40,033,912	(239,593)
361	SGX FTSE Taiwan Index Futures	10/28/2021	21,356,760	(61,400)
105	SGX Nifty 50 Index Futures	10/28/2021	3,696,420	73,562
84	SGX Nikkei 225 Stock Index Future	12/09/2021	11,168,631	17,708
799	TEF SET50 Index Future	12/29/2021	4,544,394	46,239
20	TSE Japanese 10 Year Bond Futures	12/13/2021	27,133,318	16,112
	TOTAL FUTURES CONTRACTS			$3,951,153

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

(a)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Australian Dollar	10/01/2021	Deutsche Bank	64,160,000	$46,345,996	$(130,443)
British Pound	10/01/2021	Bank Of America Merrill Lynch	307,250,000	414,280,927	1,785,513
Canadian Dollar	10/01/2021	Deutsche Bank	179,110,000	141,382,169	671,366
Euro	10/01/2021	Bank Of America Merrill Lynch	273,510,000	316,984,594	(493,485)
Japanese Yen	10/01/2021	Bank Of America Merrill Lynch	15,010,999,998	134,537,308	213,407
Mexican Peso	10/01/2021	Bank Of America Merrill Lynch	2,318,649,999	112,859,889	220,405
New Zealand Dollar	10/01/2021	Deutsche Bank	154,270,000	106,423,159	54,180
Norwegian Krone	10/01/2021	Bank Of America Merrill Lynch	251,390,000	28,798,580	35,350
Polish Zloty	10/01/2021	Bank Of America Merrill Lynch	89,270,000	22,479,068	2,314
Singapore Dollar	10/01/2021	Bank Of America Merrill Lynch	25,070,000	18,466,411	42,883
South African Rand	10/01/2021	Bank Of America Merrill Lynch	256,630,000	17,057,494	122,686
Swedish Krona	10/01/2021	Deutsche Bank	296,890,000	33,935,908	68,306
Swiss Franc	10/01/2021	Bank Of America Merrill Lynch	278,000,000	298,011,469	643,922
British Pound	10/04/2021	Bank Of America Merrill Lynch	83,370,000	112,412,044	133,804
Euro	10/04/2021	Bank Of America Merrill Lynch	155,520,000	180,240,007	169,079
Israeli Shekel	10/04/2021	Bank Of America Merrill Lynch	6,620,000	2,051,981	(159)
Japanese Yen	10/04/2021	Bank Of America Merrill Lynch	13,309,999,999	119,291,960	3,118

CATALYST/MILLBURN HEDGE STRATEGY FUND CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) September 30, 2021

FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy: (continued)
Mexican Peso	10/04/2021	Bank Of America Merrill Lynch	1,863,109,999	90,686,557	$418,900
New Zealand Dollar	10/04/2021	Deutsche Bank	225,980,000	155,892,299	(16,202)
Norwegian Krone	10/04/2021	Bank Of America Merrill Lynch	411,110,000	47,095,685	210,048
Polish Zloty	10/04/2021	Bank Of America Merrill Lynch	21,700,000	5,464,275	34,510
Singapore Dollar	10/04/2021	Bank Of America Merrill Lynch	25,050,000	18,451,679	(136)
South African Rand	10/04/2021	Bank Of America Merrill Lynch	389,810,000	25,909,605	118,735
Swedish Krona	10/04/2021	Deutsche Bank	457,179,999	52,257,803	60,926
Swiss Franc	10/04/2021	Bank Of America Merrill Lynch	349,770,000	374,947,739	386,156
Australian Dollar	10/05/2021	Deutsche Bank	148,450,000	107,233,367	90,490
Australian Dollar	10/20/2021	Deutsche Bank	763,490,000	551,546,493	(7,917,006)
Brazilian Real	10/20/2021	Bank Of America Merrill Lynch	238,770,000	43,710,354	(904,901)
British Pound	10/20/2021	Bank Of America Merrill Lynch	721,120,000	972,348,582	(20,187,683)
Canadian Dollar	10/20/2021	Deutsche Bank	701,040,000	553,359,722	1,069,242
Chilean Peso	10/20/2021	Bank Of America Merrill Lynch	23,180,999,984	28,491,583	(1,048,613)
Euro	10/20/2021	Bank Of America Merrill Lynch	572,750,000	663,998,156	(12,297,064)
Israeli Shekel	10/20/2021	Bank Of America Merrill Lynch	103,840,000	32,190,299	(199,244)
Japanese Yen	10/20/2021	Bank Of America Merrill Lynch	71,644,999,993	642,196,258	(11,415,141)
Mexican Peso	10/20/2021	Bank Of America Merrill Lynch	6,018,159,996	292,208,525	(7,739,119)
New Zealand Dollar	10/20/2021	Deutsche Bank	805,140,000	555,376,888	(14,003,694)
Norwegian Krone	10/20/2021	Bank Of America Merrill Lynch	2,828,679,998	324,007,174	(2,894,112)
Polish Zloty	10/20/2021	Bank Of America Merrill Lynch	484,260,000	121,938,342	(3,304,299)
Russian Ruble	10/20/2021	Bank Of America Merrill Lynch	27,236,619,999	373,104,842	2,524,497
Singapore Dollar	10/20/2021	Bank Of America Merrill Lynch	125,570,000	92,491,382	(857,633)
South African Rand	10/20/2021	Bank Of America Merrill Lynch	3,262,369,998	216,358,941	(6,289,972)
South Korean Won	10/20/2021	Bank Of America Merrill Lynch	20,473,999,974	17,287,177	(250,234)
Swedish Krona	10/20/2021	Deutsche Bank	3,231,929,997	369,467,107	(5,798,818)
Swiss Franc	10/20/2021	Bank Of America Merrill Lynch	1,237,100,000	1,326,685,967	(17,988,662)
Indian Rupee	10/21/2021	Bank Of America Merrill Lynch	2,536,079,999	34,098,412	(471,999)
Polish Zloty	11/17/2021	Bank Of America Merrill Lynch	21,700,000	5,463,548	(1,382)
South African Rand	11/17/2021	Bank Of America Merrill Lynch	389,810,000	25,749,038	5,307
				$10,225,576,763	$(105,124,857)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell:
Australian Dollar	10/01/2021	Deutsche Bank	64,160,000	46,345,994	(178,306)
British Pound	10/01/2021	Bank Of America Merrill Lynch	307,250,000	414,280,924	237,422
Canadian Dollar	10/01/2021	Deutsche Bank	179,110,000	141,382,168	(771,039)
Euro	10/01/2021	Bank Of America Merrill Lynch	273,510,000	316,984,592	1,330,936
Japanese Yen	10/01/2021	Bank Of America Merrill Lynch	15,010,999,992	134,537,311	53,348
Mexican Peso	10/01/2021	Bank Of America Merrill Lynch	2,318,650,000	112,859,894	270,449
New Zealand Dollar	10/01/2021	Deutsche Bank	154,270,000	106,423,174	245,536
Norwegian Krone	10/01/2021	Bank Of America Merrill Lynch	251,390,000	28,798,578	3,524
Polish Zloty	10/01/2021	Bank Of America Merrill Lynch	89,270,000	22,479,067	(844)
Singapore Dollar	10/01/2021	Bank Of America Merrill Lynch	25,070,000	18,466,410	(8,170)
South African Rand	10/01/2021	Bank Of America Merrill Lynch	256,630,000	17,057,495	(13,484)

CATALYST/MILLBURN HEDGE STRATEGY FUND CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) September 30, 2021

FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell: (continued)
Swedish Krona	10/01/2021	Deutsche Bank	296,890,000	$33,935,909	$(64,059)
Swiss Franc	10/01/2021	Bank Of America Merrill Lynch	278,000,000	298,011,467	451,976
British Pound	10/04/2021	Bank Of America Merrill Lynch	83,370,000	112,412,046	(250,804)
Euro	10/04/2021	Bank Of America Merrill Lynch	155,520,000	180,240,008	(54,057)
Israeli Shekel	10/04/2021	Bank Of America Merrill Lynch	6,620,000	2,051,981	(1,362)
Japanese Yen	10/04/2021	Bank Of America Merrill Lynch	13,309,999,994	119,291,958	(364,433)
Mexican Peso	10/04/2021	Bank Of America Merrill Lynch	1,863,110,000	90,686,561	14,961
New Zealand Dollar	10/04/2021	Deutsche Bank	225,980,000	155,892,294	(467,985)
Norwegian Krone	10/04/2021	Bank Of America Merrill Lynch	411,110,000	47,095,684	(61,155)
Polish Zloty	10/04/2021	Bank Of America Merrill Lynch	21,700,000	5,464,274	1,170
Singapore Dollar	10/04/2021	Bank Of America Merrill Lynch	25,050,000	18,451,678	(46,993)
South African Rand	10/04/2021	Bank Of America Merrill Lynch	389,810,000	25,909,605	(13,495)
Swedish Krona	10/04/2021	Deutsche Bank	457,180,000	52,257,803	(208,784)
Swiss Franc	10/04/2021	Bank Of America Merrill Lynch	349,770,000	374,947,745	(585,116)
Australian Dollar	10/05/2021	Deutsche Bank	148,450,000	107,233,367	(366,415)
Australian Dollar	10/20/2021	Deutsche Bank	962,360,000	695,210,526	7,307,270
Brazilian Real	10/20/2021	Bank Of America Merrill Lynch	790,770,000	144,762,064	4,168,348
British Pound	10/20/2021	Bank Of America Merrill Lynch	1,154,900,000	1,557,251,754	14,505,658
Canadian Dollar	10/20/2021	Deutsche Bank	702,810,000	554,756,860	1,228,708
Chilean Peso	10/20/2021	Bank Of America Merrill Lynch	24,020,999,993	29,524,023	945,061
Euro	10/20/2021	Bank Of America Merrill Lynch	1,236,620,000	1,433,633,174	14,969,618
Israeli Shekel	10/20/2021	Bank Of America Merrill Lynch	103,840,000	32,190,298	205,369
Japanese Yen	10/20/2021	Bank Of America Merrill Lynch	149,911,999,987	1,343,749,399	15,137,296
Mexican Peso	10/20/2021	Bank Of America Merrill Lynch	8,074,749,993	392,065,150	3,777,602
New Zealand Dollar	10/20/2021	Deutsche Bank	519,880,000	358,607,618	3,700,676
Norwegian Krone	10/20/2021	Bank Of America Merrill Lynch	2,194,549,999	251,371,644	1,825,360
Polish Zloty	10/20/2021	Bank Of America Merrill Lynch	484,260,000	121,938,343	1,737,670
Russian Ruble	10/20/2021	Bank Of America Merrill Lynch	18,616,750,000	255,024,275	(2,340,139)
Singapore Dollar	10/20/2021	Bank Of America Merrill Lynch	122,630,000	90,325,860	329,765
South African Rand	10/20/2021	Bank Of America Merrill Lynch	3,262,369,998	216,358,940	6,411,191
South Korean Won	10/20/2021	Bank Of America Merrill Lynch	1,999,999,999	1,688,696	27,005
Swedish Krona	10/20/2021	Deutsche Bank	3,084,639,999	352,629,241	3,090,514
Swiss Franc	10/20/2021	Bank Of America Merrill Lynch	1,237,100,000	1,326,685,967	6,691,959
Indian Rupee	10/21/2021	Bank Of America Merrill Lynch	612,180,000	8,230,957	5,494
Israeli Shekel	11/17/2021	Bank Of America Merrill Lynch	6,620,000	2,052,743	55
Polish Zloty	11/17/2021	Bank Of America Merrill Lynch	16,930,000	4,262,575	(17,858)
South African Rand	11/17/2021	Bank Of America Merrill Lynch	257,160,000	16,986,795	(132,342)
Swiss Franc	11/17/2021	Bank Of America Merrill Lynch	250,160,000	268,467,075	(212,960)
				$12,441,271,964	$82,514,141

Total					$(22,610,716)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021 (Unaudited)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	10/20/2021	Bank Of America Merrill Lynch	133,680,000	1,363,586,123	154,977,347	(156,190,054)	$(1,212,707)
Euro	Polish Zloty	10/20/2021	Bank Of America Merrill Lynch	69,850,000	319,106,119	80,978,221	(80,352,017)	626,204
Euro	Swedish Krona	10/20/2021	Bank Of America Merrill Lynch	243,110,000	2,478,699,850	281,841,280	(283,359,497)	(1,518,217)
Norwegian Krone	Euro	10/20/2021	Bank Of America Merrill Lynch	1,361,328,578	133,680,000	155,931,467	(154,977,351)	954,116
Polish Zloty	Euro	10/20/2021	Bank Of America Merrill Lynch	321,899,812	70,770,000	81,055,484	(82,044,792)	(989,308)
Swedish Krona	Euro	10/20/2021	Bank Of America Merrill Lynch	2,472,027,443	243,110,000	282,596,731	(281,841,298)	755,433
Euro	Norwegian Krone	11/17/2021	Bank Of America Merrill Lynch	24,700,000	251,941,460	28,650,983	(28,851,334)	(200,351)
Euro	Swedish Krona	11/17/2021	Bank Of America Merrill Lynch	76,590,000	780,915,689	88,841,248	(89,290,683)	(449,435)
Norwegian Krone	Euro	11/17/2021	Bank Of America Merrill Lynch	16,388,728	1,610,000	1,876,772	(1,867,533)	9,239
Swedish Krona	Euro	11/17/2021	Bank Of America Merrill Lynch	66,076,067	6,480,000	7,555,204	(7,516,533)	38,671
				4,785,650,628	5,649,899,241	$1,164,304,737	$1,166,291,092	$(1,986,355)

Total								$(1,986,355)

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ASSET MANAGEMENT - 2.7%
28,500	LPL Financial Holdings, Inc.	$4,467,660

	AUTOMOTIVE - 2.9%
31,825	Aptiv plc	4,740,970

	BANKING - 5.1%
101,000	Fifth Third Bancorp(a)	4,286,440
22,050	First Republic Bank	4,253,004
		8,539,444
	CABLE & SATELLITE - 3.7%
108,675	Comcast Corporation, Class A	6,078,193

	CHEMICALS - 4.0%
19,100	Albemarle Corporation	4,182,327
16,450	Celanese Corporation	2,478,028
		6,660,355
	ELECTRICAL EQUIPMENT - 10.2%
30,775	Keysight Technologies, Inc.(c)	5,056,025
19,425	Rockwell Automation, Inc.	5,711,727
44,850	TE Connectivity Ltd.	6,154,317
		16,922,069
	ENGINEERING & CONSTRUCTION - 4.3%
62,800	Quanta Services, Inc.	7,147,896

	FOOD - 2.0%
19,200	Hershey Company (The)	3,249,600

	HEALTH CARE FACILITIES & SERVICES - 7.0%
35,350	DaVita, Inc.(c)	4,109,791
18,950	UnitedHealth Group, Inc.	7,404,523
		11,514,314
	INDUSTRIAL SUPPORT SERVICES - 2.2%
10,200	United Rentals, Inc.(c)	3,579,486

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INFRASTRUCTURE REIT - 1.8%
17,150	Crown Castle International Corporation	$2,972,438

	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
69,200	Morgan Stanley	6,733,852

	INSURANCE - 1.9%
50,100	MetLife, Inc.	3,092,673

	MEDICAL EQUIPMENT & DEVICES - 4.7%
28,919	Abbott Laboratories	3,416,201
106,200	Avantor, Inc.(c)	4,343,580
		7,759,781
	METALS & MINING - 4.4%
222,400	Freeport-McMoRan, Inc.	7,234,672

	RETAIL - CONSUMER STAPLES - 4.7%
34,400	Target Corporation	7,869,688

	RETAIL - DISCRETIONARY - 2.4%
77,500	Builders FirstSource, Inc.(c)	4,009,850

	SEMICONDUCTORS - 7.0%
47,250	Applied Materials, Inc.	6,082,492
123,200	ON Semiconductor Corporation(c)	5,638,864
		11,721,356
	SOFTWARE - 5.6%
9,895	Adobe, Inc.(c)	5,696,750
9,144	Atlassian Corp plc, Class A(c)	3,579,144
		9,275,894
	SPECIALTY FINANCE - 3.8%
121,800	Ally Financial, Inc.	6,217,890

	TECHNOLOGY HARDWARE - 6.9%
16,100	Motorola Solutions, Inc.	3,740,352

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY HARDWARE - 6.9% (Continued)
61,800	Seagate Technology Holdings PLC	$5,099,735
77,600	Sonos, Inc.(c)	2,511,136
		11,351,223
	TECHNOLOGY SERVICES - 4.7%
346,000	Infosys Ltd. - ADR	7,698,500

	WHOLESALE - DISCRETIONARY - 3.4%
12,825	Pool Corporation	5,571,309

	TOTAL COMMON STOCKS (Cost $142,232,636)	164,409,113

	COLLATERAL FOR SECURITIES LOANED - 2.7%
4,424,558	Mount Vernon Liquid Assets Portfolio, 0.09% (Cost $4,424,558)(b),(d)	4,424,558

	TOTAL INVESTMENTS - 102.1% (Cost $146,657,194)	$168,833,671
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%	(3,482,401)
	NET ASSETS - 100.0%	$165,351,270

ADR	- American Depositary Receipt

Ltd.	- Limited Company

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $4,243,576.

(b)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2021

Shares						Fair Value
	COMMON STOCK - 0.1%
	SOFTWARE - 0.1%
7,817	Avaya Holdings Corp.					$154,698
	TOTAL COMMON STOCK (Cost - $198,736)

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity
	ASSET BACKED SECURITIES - 3.4%
	CLO - 3.4%
500,000	ARES XLVII CLO Ltd. #	3 Month LIBOR + 5.500%	5.626	*	4/15/2030	486,091
500,000	BlueMountain CLO XXII Ltd. #	3 Month LIBOR + 5.050%	5.176	*	7/15/2031	461,613
500,000	Carlyle Global Market Strategies CLO 2015-3 Ltd. #	3 Month LIBOR + 5.200%	5.332	*	7/28/2028	474,416
500,000	Carlyle Global Market Strategies CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	6.134	*	4/20/2031	464,817
500,000	Galaxy XXI CLO Ltd. #	3 Month LIBOR + 5.250%	5.384	*	4/20/2031	497,270
500,000	KKR CLO 13 Ltd. #	3 Month LIBOR + 4.950%	5.076	*	1/16/2028	498,856
500,000	Magnetite XV Ltd. #	3 Month LIBOR + 5.200%	5.325	*	7/25/2031	494,479
500,000	Neuberger Berman Loan Advisers CLO 28 Ltd. #	3 Month LIBOR + 5.600%	5.734	*	4/20/2030	491,220
500,000	Octagon Investment Partners XXII Ltd. #^	3 Month LIBOR + 5.450%	5.588	*	1/22/2030	474,207
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	5.525	*	7/25/2030	489,085
500,000	Octagon Investment Partners XVII Ltd. #^	3 Month LIBOR + 5.150%	5.275	*	1/25/2031	470,000
550,000	Regatta XI Funding Ltd. #	3 Month LIBOR + 5.500%	5.634	*	7/17/2031	538,762
	TOTAL ASSET BACKED SECURITIES (Cost - $5,833,332)					5,840,816

	CORPORATE BONDS - 0.9%
	CABLE & SATELLITE - 0.1%
189,000	Ziggo Bond Co. BV #		6.000		1/15/2027	195,699

	CHEMICALS - 0.1%
92,000	Diamond BC BV #		4.625		10/1/2029	93,496

	COMMERCIAL SUPPORT SERVICES - 0.0%
23,000	GFL Environmental, Inc. #		4.000		8/1/2028	22,856

	CONTAINERS & PACKAGING - 0.1%
86,000	Silgan Holdings, Inc.		4.750		3/15/2025	87,290

	ELECTRIC UTILITIES - 0.0%
39,000	NRG Energy, Inc. #		3.875		2/15/2032	38,464

	ENTERTAINMENT CONTENT - 0.2%
209,000	Univision Communications, Inc. #		9.500		5/1/2025	227,106

	HOME CONSTRUCTION - 0.0%
30,000	Meritage Homes Corp. #		3.875		4/15/2029	31,537

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%
6,000	Roller Bearing Company of America, Inc. #		4.375		10/15/2029	6,157

	INSURANCE- 0.2%
243,000	Alliant Holdings Intermediate LLC #		6.750		10/15/2027	251,828
95,000	HUB International Ltd. #		7.000		5/1/2026	98,325
						350,153
	MEDICAL EQUIPMENT & DEVICES - 0.0%
70,000	Mozart Debt Merger Sub, Inc. #		5.250		10/1/2029	70,000

	OIL & GAS PRODUCERS - 0.1%
88,000	Continental Resources, Inc. #		5.750		1/15/2031	106,335
88,000	Sunoco LP		6.000		4/15/2027	91,740
						198,075
	RETAIL - DISCRETIONARY - 0.1%
191,000	Builders FirstSource, Inc. #		6.750		6/1/2027	202,699

	SPECIALTY FINANCE - 0.0%
12,000	Fortress Transportation and Infrastructure Investors, LLC #		5.500		5/1/2028	12,136

	TOTAL CORPORATE BONDS (Cost - $1,531,650)					1,535,668

	BANK LOANS - 94.2%
	AEROSPACE & DEFENSE - 1.6%
1,799,860	Dynasty Acquisition Co., Inc.	3 Month LIBOR + 3.500%	3.632	*	4/6/2026	1,764,286
968,097	Standard Aero Ltd.	3 Month LIBOR + 3.500%	3.632	*	4/6/2026	948,963
						2,713,249
	ASSET MANAGEMENT - 1.7%
1,067,503	Advisor Group Holdings, Inc.	1 Month LIBOR + 4.500%	4.584	*	7/31/2026	1,070,593
365,994	Edelman Financial Center LLC	1 Month LIBOR + 6.750%	6.834	*	7/20/2026	369,310
1,446,375	KPAE Finance Sub, Inc.	3 Month LIBOR + 3.750%	4.500	*	10/28/2027	1,450,295
1,247	Nexus Buyer LLC	1 Month LIBOR + 3.750%	3.836	*	11/8/2026	1,249
						2,891,447
	AUTOMOTIVE - 0.9%
79,764	Dexko Global, Inc.	3 Month LIBOR + 3.750%	4.250	*	9/22/2028	79,873
15,236	Dexko Global, Inc.	3 Month LIBOR + 3.750%	4.250	*	9/22/2028	15,242
1,496,250	First Brands Group LLC	3 Month LIBOR + 5.000%	6.000	*	3/30/2027	1,514,579
						1,609,694

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 94.2% (continued)
	CHEMICALS - 1.7%
1,500,000	Herens US Holdco Corp.	3 Month LIBOR + 4.000%	4.750	*	7/3/2028	$1,506,427
694,288	Polar US Borrower LLC	3 Month LIBOR + 4.750%	4.831	*	10/15/2025	694,288
651,126	PQ Group Holdings, Inc.			*@	8/2/2028	653,161
						2,853,876
	COMMERCIAL SUPPORT SERVICES - 7.2%
2,600,000	Allied Universal Holdco LLC	3 Month LIBOR + 3.750%	3.750	*	5/12/2028	2,605,161
1,399,089	Amentum Government Services Holdings LLC	3 Month LIBOR + 4.750%	4.750	*	1/29/2027	1,412,735
725,000	Amentum Government Services Holdings LLC	1 Month LIBOR + 8.750%	8.750	*	1/31/2028	728,625
373,125	American Residential Services LLC	3 Month LIBOR + 3.500%	3.500	*	10/15/2027	373,591
685,069	Bifm CA Buyer, Inc.	1 Month LIBOR + 3.750%	3.750	*	6/1/2026	682,500
2,000,000	Conservice Midco LLC	3 Month LIBOR + 4.250%	4.250	*	5/13/2027	2,005,320
240,570	Creative Artists Agency LLC	1 Month LIBOR + 4.250%	4.250	*	11/27/2026	239,724
2,251,000	Dispatch Terra Acquisition LLC	3 Month LIBOR + 4.250%	4.250	*	3/27/2028	2,255,930
1,350,000	Packers Holdings LLC	3 Month LIBOR + 3.250%	3.250	*	3/9/2028	1,345,781
744,375	Stiphout Finance LLC	1 Month LIBOR + 3.750%	4.750	*	10/27/2025	745,305
						12,394,672
	CONSUMER SERVICES - 2.1%
550,000	KNS Midco Corporation	3 Month LIBOR + 6.250%	7.000	*	4/21/2027	548,628
619,361	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	4.000	*	1/29/2025	616,651
1,496,250	Spin Holdco, Inc.	3 Month LIBOR + 4.000%	4.750	*	3/4/2028	1,502,115
1,000,000	University Support Services, LLC			*	6/29/2028	999,875
						3,667,269
	CONTAINERS & PACKAGING - 3.6%
1,000,000	Berlin Packaging	1 Month LIBOR + 3.750%	4.250	*	3/11/2028	1,000,105
144,400	Charter NEX US, Inc.	1 Month LIBOR + 3.750%	4.500	*	12/1/2027	144,885
997,500	Graham Packaging Co., Inc.	1 Month LIBOR + 3.000%	3.750	*	8/4/2027	997,914
1,250,000	Mauser Packaging Solutions Holding Company	1 Month LIBOR + 3.250%	3.337	*	4/3/2024	1,226,462
116,000	Pactiv Evergreen Group Holdings, Inc.	1 Month LIBOR + 3.500%	4.000	*	9/20/2028	116,000
492,209	Pretium PKG Holdings, Inc.	3 Month LIBOR + 4.000%	4.500	*	9/22/2028	493,403
690,971	Reynolds Group Holdings, Inc.	1 Month LIBOR + 3.250%	3.334	*	2/5/2026	687,085
1,350,000	Ring Container Technologies Group, LLC	3 Month LIBOR + 3.750%	4.250	*	8/12/2028	1,353,206
78,820	Trident TPI Holdings, Inc.	1 Month LIBOR + 4.000%	4.500	*	7/29/2028	79,050
11,180	Trident TPI Holdings, Inc.	3 Month LIBOR + 4.500%	4.500	*	7/29/2028	11,213
						6,109,323
	ELECTRIC UTILITIES - 0.7%
1,162,456	Granite Generation LLC	3 Month LIBOR + 3.750%	4.750	*	11/9/2026	1,143,712

	ELECTRICAL EQUIPMENT - 2.4%
663,158	Belfor Holdings, Inc.	1 Month LIBOR + 4.000%	4.084	*	4/6/2026	666,474
1,595,990	Brookfield WEC Holdings, Inc.	1 Month LIBOR + 2.750%	3.250	*	8/1/2025	1,586,741
497,409	Deliver Buyer, Inc.	3 Month LIBOR + 5.000%	5.132	*	5/1/2024	499,585
1,380,873	Mirion Technologies, Inc.	3 Month LIBOR + 4.000%	4.227	*	3/6/2026	1,385,195
						4,137,995
	ENGINEERING & CONSTRUCTION - 1.8%
13,247	DG Investment Intermediate Holdings 2, Inc.	1 Month LIBOR + 3.750%	4.500	*	3/18/2028	13,308
1,050,000	PowerTeam Services LLC	3 Month LIBOR + 3.500%	4.500	*	3/6/2025	1,046,068
335,000	PowerTeam Services LLC	3 Month LIBOR + 7.250%	8.250	*	3/6/2026	333,464
1,775,754	USIC Holdings, Inc.	1 Month LIBOR + 3.500%	4.250	*	5/12/2028	1,776,864
						3,169,704
	ENTERTAINMENT CONTENT - 2.0%
2,750,000	Univision Communications, Inc.	1 Month LIBOR + 2.750%	3.750	*	3/15/2024	2,751,526
700,000	Univision Communications, Inc.	1 Month LIBOR + 3.250%	4.000	*	3/15/2026	700,094
						3,451,620
	FOOD - 0.6%
1,000,000	Shearer’s Foods LLC	1 Month LIBOR + 3.500%	4.250	*	9/23/2027	1,000,000
52,868	WellPet	12 Month LIBOR + 3.750%	4.500	*	12/21/2027	53,016
						1,053,016
	HEALTH CARE FACILITIES & SERVICES - 15.3%
1,197,000	ADMI Corp.	1 Month LIBOR + 3.125%	3.625	*	12/23/2027	1,188,878
1,460,377	Aveanna Healthcare LLC	1 Month LIBOR + 3.750%	4.250	*	7/17/2028	1,461,633
339,623	Aveanna Healthcare LLC			*@	7/17/2028	339,915
1,825,000	Bella Holding Co. LLC	1 Month LIBOR + 3.750%	4.500	*	5/10/2028	1,825,657
1,249,373	Cano Health, LLC	6 Month LIBOR + 4.500%	5.250	*	11/23/2027	1,251,979
36,613	Change Healthcare Holdings LLC	1 Month LIBOR + 2.500%	3.500	*	2/3/2024	36,615
1,246,803	Envision Healthcare Corp.	1 Month LIBOR + 3.750%	3.834	*	10/10/2025	1,113,270
1,700,000	ExamWorks Group, Inc.	1 Month LIBOR + 3.250%	4.250	*	7/27/2023	1,702,422
1,271,704	Eyecare Partners LLC	3 Month LIBOR + 3.750%	3.882	*	2/18/2027	1,266,541
994,876	Heartland Dental LLC	1 Month LIBOR + 3.500%	3.584	*	4/30/2025	987,947
750,000	Kindred Healthcare, LLC	1 Month LIBOR + 4.500%	4.625	*	7/2/2025	751,875
1,298,089	Legacy LifePoint Health, LLC	1 Month LIBOR + 3.750%	3.834	*	11/16/2025	1,297,861
1,599,999	MED ParentCo LP	1 Month LIBOR + 4.250%	4.334	*	8/31/2026	1,599,375
2,750,000	Milano Acquisition Corporation	3 Month LIBOR + 4.000%	4.750	*	10/1/2027	2,760,312
1,388,528	National Mentor Holdings, Inc.	3 Month LIBOR + 3.750%	4.500	*	3/2/2028	1,390,263
64,461	National Mentor Holdings, Inc.			*@	3/2/2028	64,541
43,732	National Mentor Holdings, Inc.	3 Month LIBOR + 3.750%	4.500	*	3/2/2028	43,786
375,000	One Call Medical Co.	3 Month LIBOR + 5.500%	6.250	*	4/22/2027	378,750
1,343,182	Option Care Health, Inc.	1 Month LIBOR + 3.750%	3.834	*	8/6/2026	1,344,357
598,500	Phoenix Guarantor, Inc.	1 Month LIBOR + 3.500%	3.585	*	3/5/2026	597,004
1,000,000	Upstream Newco, Inc.	1 Month LIBOR + 4.250%	4.334	*	11/20/2026	1,001,410
1,614,244	US Anesthesia Partners, Inc.	6 Month LIBOR + 3.000%	4.000	*	6/23/2024	1,616,319
1,000,000	US Anesthesia Partners, Inc.	3 Month LIBOR + 4.250%	4.750	*	9/22/2028	1,002,735
1,171,238	WP CityMD Bidco LLC	3 Month LIBOR + 3.750%	4.500	*	8/13/2026	1,176,444
						26,199,889

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 94.2% (Continued)
	HOME & OFFICE PRODUCTS - 1.4%
1,622,222	Osmosis Debt Merger Sub, Inc.	1 Month LIBOR + 4.000%	4.500	*	7/31/2028	$1,629,319
202,778	Osmosis Debt Merger Sub, Inc.			*@	7/31/2028	203,665
554,000	Sunset Debt Merger Sub, Inc.	1 Month LIBOR + 4.000%	4.750	*	9/17/2028	550,887
						2,383,871
	HOUSEHOLD PRODUCTS - 0.8%
1,350,000	Journey Personal Care Corp.	3 Month LIBOR + 4.250%	5.000	*	3/1/2028	1,354,786

	HOUSEHOLD PRODUCTS - 0.6%
1,000,000	Tiger Acquisition LLC	3 Month LIBOR + 3.250%	3.750	*	6/1/2028	997,660

	INDUSTRIAL SUPPORT SERVICES - 0.2%
34,259	BCPE Empire Holdings, Inc.	1 Month LIBOR + 4.000%	4.500	*	6/11/2026	34,209
17,741	BCPE Empire Holdings, Inc.	1 Month LIBOR + 4.500%	4.000	*	6/11/2026	17,715
116,480	FCG Acquisitions, Inc.	3 Month LIBOR + 6.750%	7.250	*	3/30/2029	117,062
208,000	FCG Acquisitions, Inc.			*@	7/27/2029	209,040
						378,026
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
96,000	AqGen Ascensus, Inc.	3 Month LIBOR + 6.500%	7.000	*	8/2/2029	96,000
1,049,081	Aretec Group, Inc.	1 Month LIBOR + 4.250%	4.334	*	10/1/2025	1,048,205
						1,144,205
	INSURANCE - 6.3%
900,156	Achilles Acquisition LLC	3 Month LIBOR - 4.500%	5.250	*	11/16/2027	905,035
1,030,988	Acrisure LLC	3 Month LIBOR + 3.500%	3.632	*	2/15/2027	1,023,256
859,000	Acrisure LLC	3 Month LIBOR + 3.750%	4.250	*	2/15/2027	857,213
496,241	Alera Group Intermediate Holdings, Inc.	1 Month LIBOR + 4.000%	4.500	*	8/1/2025	497,481
423,980	Alliant Holdings Intermediate LLC	1 Month LIBOR + 3.750%	4.250	*	11/5/2027	424,923
289,771	AmWINS Group, Inc.	1 Month LIBOR + 2.250%	3.000	*	2/19/2028	288,324
445,489	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	4.000	*	2/12/2027	445,934
600,000	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	3.584	*	2/12/2027	597,123
725,000	Asurion LLC	1 Month LIBOR + 5.250%	5.334	*	1/31/2028	723,793
193,000	Asurion LLC	1 Month LIBOR + 5.250%	5.334	*	1/20/2029	192,349
990,617	HUB International Ltd.	3 Month LIBOR + 3.250%	4.000	*	4/25/2025	992,430
2,247,784	Hyperion Insurance Group Ltd.	1 Month LIBOR + 3.250%	4.000	*	11/12/2027	2,248,143
99,844	OneDigital Borrower LLC			*@	11/16/2027	100,385
898,989	Ryan Specialty Group LLC	1 Month LIBOR + 3.000%	3.750	*	9/1/2027	901,011
592,957	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 3.250%	3.334	*	12/31/2025	588,928
						10,786,328
	INTERNET MEDIA & SERVICES - 2.9%
342,921	Hoya Midco LLC	1 Month LIBOR + 3.500%	4.500	*	6/30/2024	341,955
1,000,000	Hunter Holdco 3 Ltd.	2 Month LIBOR + 4.750%	4.750	*	8/19/2028	1,005,625
2,018,555	MH Sub I LLC	1 Month LIBOR + 3.500%	3.584	*	9/13/2024	2,015,225
1,600,000	MH Sub I LLC	1 Month LIBOR + 3.750%	4.750	*	9/13/2024	1,606,000
						4,968,805
	LEISURE FACILITIES & SERVICES - 6.6%
498,731	Aimbridge Acquisition Co., Inc.	1 Month LIBOR + 3.750%	3.834	*	2/2/2026	491,041
1,126,536	AMC Entertainment Holdings, Inc.	1 Month LIBOR + 3.000%	3.083	*	4/22/2026	1,047,526
1,500,000	Bally’s Corporation			*@	8/6/2028	1,501,462
1,217,849	Delta 2 Lux Sarl	1 Month LIBOR + 2.500%	3.500	*	2/1/2024	1,216,516
450,000	Equinox Holdings, Inc.	6 Month LIBOR + 3.000%	4.000	*	3/8/2024	419,011
600,000	Fitness International LLC	1 Month LIBOR + 3.250%	4.250	*	4/18/2025	559,158
1,200,000	Golden Nugget LLC	2 Month LIBOR + 2.500%	3.250	*	10/4/2023	1,195,872
1,499,496	IRB Holding Corp.	3 Month LIBOR + 3.250%	3.366	*	12/15/2027	1,503,598
420,306	Motion Finco LLC	3 Month LIBOR + 3.250%	3.382	*	11/12/2026	407,815
55,179	Motion Finco LLC	3 Month LIBOR + 3.250%	3.382	*	11/12/2026	53,539
699,611	Playa Resorts Holding BV	1 Month LIBOR + 2.750%	3.750	*	4/29/2024	685,976
1,750,000	Raptor Acquisition Corp.	2 Month LIBOR + 4.000%	4.750	*	11/1/2026	1,757,438
517,299	UFC Holdings LLC	6 Month LIBOR + 2.750%	3.500	*	4/29/2026	516,688
						11,355,640
	MACHINERY - 0.9%
249,000	Engineered Machinery Holdings, Inc.	3 Month LIBOR + 3.750%	4.500	*	5/19/2028	249,156
146,344	Engineered Machinery Holdings, Inc.			*@	5/21/2029	147,990
989,385	Pro Mach Group, Inc.			*@	8/31/2028	995,040
160,615	Pro Mach Group, Inc.			*@	8/31/2028	161,532
						1,553,718
	MEDICAL EQUIPMENT & DEVICES - 0.3%
82,000	Curia Global, Inc.			*@	8/30/2026	82,179
458,000	Mozart Borrower, L.P.	1 Month LIBOR + 4.750%	5.250	*	9/30/2028	457,141
						539,320
	OIL & GAS PRODUCERS - 1.5%
850,000	EG America LLC	1 Month LIBOR + 4.000%	4.147	*	2/7/2025	848,606
59,886	Energy & Exploration Partners LLC ^				5/13/2022	299
429,095	GIP III Stetson I LP	1 Month LIBOR + 4.250%	4.334	*	7/18/2025	413,272
806,000	Oryx Midstream Services Permian Basin, LLC	1 Month LIBOR + 3.250%	3.750	*	10/5/2028	806,633
550,000	Prairie ECI Acquiror LP	1 Month LIBOR + 4.750%	4.834	*	3/11/2026	532,546
						2,601,356
	PUBLISHING & BROADCASTING - 1.1%
500,000	Cengage Learning, Inc.	6 Month LIBOR + 4.750%	5.750	*	7/14/2026	503,893
1,425,000	McGraw Hill Education, Inc.	1 Month LIBOR + 4.750%	5.250	*	7/28/2028	1,431,106
						1,934,999

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 94.2% (Continued)
	RETAIL - DISCRETIONARY - 5.6%
1,000,000	Ambience Merger Sub, Inc.	3 Month LIBOR + 4.250%	4.750	*	6/24/2028	$1,003,125
1,304,207	Hertz Corp.	1 Month LIBOR + 3.500%	4.000	*	6/30/2028	1,306,861
245,793	Hertz Corp.	1 Month LIBOR + 3.500%	4.000	*	6/30/2028	246,293
1,200,155	LBM Acquisition, LLC	3 Month LIBOR + 3.750%	4.500	*	12/17/2027	1,194,100
1,094,500	LS Group OpCo AcquisItion LLC	6 Month LIBOR + 3.250%	4.000	*	11/2/2027	1,095,874
1,996,552	Mavis Tire Express Services Corp.	3 Month LIBOR + 4.000%	4.750	*	5/4/2028	2,003,700
1,000,000	Michaels Companies, Inc.	3 Month LIBOR + 4.250%	5.000	*	4/15/2028	1,002,155
3,401	Midas Intermediate Holdco II LLC	3 Month LIBOR + 3.750%	4.500	*	12/16/2025	3,256
750,000	Rising Tide Holdings, Inc.	1 Month LIBOR + 4.750%	5.500	*	6/1/2028	754,841
1,091,624	Staples, Inc.	3 Month LIBOR + 5.000%	5.126	*	4/16/2026	1,043,866
						9,654,071
	SOFTWARE - 8.9%
1,052,823	athenahealth, Inc.	3 Month LIBOR + 4.250%	4.377	*	2/11/2026	1,057,166
1,127,279	Boxer Parent Co., Inc.	1 Month LIBOR + 3.750%	3.882	*	10/2/2025	1,122,584
57,000	Boxer Parent Co., Inc.	3 Month LIBOR + 5.500%	6.000	*	3/23/2026	57,748
543,329	Castle US Holding Corp.	3 Month LIBOR + 3.750%	3.882	*	1/29/2027	539,819
95,000	CCC Intelligent Solutions, Inc.	3 Month LIBOR + 3.750%	3.000	*	9/21/2028	95,030
510,364	DTI Holdco, Inc.	3 Month LIBOR + 4.750%	5.750	*	9/29/2023	505,421
700,000	Endurance International Group	6 Month LIBOR + 3.500%	4.250	*	2/10/2028	697,288
1,368,000	GI Consilio Parent LLC	1 Month LIBOR + 4.000%	4.500	*	5/12/2028	1,361,673
148,000	HS Purchaser LLC	3 Month LIBOR + 4.000%	4.250	*	11/19/2026	148,463
62,974	MA FinanceCo LLC	1 Month LIBOR + 2.750%	2.834	*	6/21/2024	62,512
2,110,167	Mitchell International, Inc.	1 Month LIBOR + 3.250%	3.334	*	11/29/2024	2,110,505
1,000,000	Project Sky Merger Sub, Inc.	1 Month LIBOR + 3.750%	4.250	*	8/10/2028	1,000,315
1,100,000	Project Sky Merger Sub, Inc.	1 Month LIBOR + 6.000%	6.500	*	8/10/2029	1,100,000
64,074	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	8.379	*	5/18/2026	64,042
550,000	Rocket Software, Inc.	1 Month LIBOR + 4.250%	4.750	*	11/28/2025	548,741
425,280	Seattle SpinCo, Inc.	1 Month LIBOR + 2.750%	2.834	*	6/21/2024	422,156
1,825,000	Solera LLC	3 Month LIBOR + 4.000%	4.500	*	6/2/2028	1,831,086
1,405,237	Waystar Technologies, Inc.	1 Month LIBOR + 4.000%	4.084	*	10/22/2026	1,407,872
1,094,500	Weld North Education LLC	3 Month LIBOR + 3.750%	4.250	*	12/21/2027	1,097,067
						15,229,488
	SPECIALTY FINANCE - 0.8%
180,000	Apex Group Treasury, LLC	3 Month LIBOR + 3.750%	4.250	*	7/27/2028	180,225
1,136,651	Orion Advisor Solutions, Inc.	1 Month LIBOR + 3.750%	4.500	*	9/24/2027	1,138,902
						1,319,127
	TECHNOLOGY HARDWARE - 0.5%
608,282	Atlas CC Acquisition Corporation	3 Month LIBOR + 4.250%	5.000	*	5/25/2028	611,366
123,718	Atlas CC Acquisition Corporation	3 Month LIBOR + 4.250%	5.000	*	5/25/2028	124,346
87,982	Global Tel*Link Corp.	1 Month LIBOR + 8.250%	8.334	*	11/29/2026	82,483
						818,195
	TECHNOLOGY SERVICES - 8.2%
923,922	Acuris Finance US, Inc.	3 Month LIBOR + 4.000%	4.500	*	2/16/2028	928,214
1,750,000	AP Core Holdings II, LLC	1 Month LIBOR + 5.500%	6.250	*	7/21/2027	1,757,114
27,041	BIFM CA Buyer, Inc.	1 Month LIBOR + 3.750%	3.831	*	6/1/2026	26,939
290,970	Blackhawk Network Holdings, Inc.	1 Month LIBOR + 7.000%	7.125	*	6/15/2026	290,000
1,350,000	Ensono Holdings, LLC	1 Month LIBOR + 4.000%	4.750	*	5/26/2028	1,355,204
1,825,000	MPH Acquisition Holdings LLC	3 Month LIBOR + 4.250%	4.750	*	9/1/2028	1,806,759
2,000,000	Netsmart, Inc.	3 Month LIBOR + 4.000%	4.750	*	10/1/2027	2,010,310
2,000,000	Peraton Corp.	1 Month LIBOR + 3.750%	4.500	*	2/1/2028	2,004,690
250,000	Peraton Corp.	1 Month LIBOR + 7.750%	8.500	*	2/1/2029	255,625
1,250,000	Sitel Worldwide Corporation			*@	7/28/2028	1,253,125
750,000	Sitel Worldwide Corporation			*@	7/28/2028	751,875
1,600,000	Verscend Holding Corp.	1 Month LIBOR + 4.000%	4.104	*	8/27/2025	1,604,328
65,000	Verscend Holding Corp.	1 Month LIBOR + 7.000%	7.500	*	4/2/2029	65,650
						14,109,833
	TELECOMMUNICATIONS - 0.9%
1,375,000	Metronet Systems Holdings LLC	1 Month LIBOR + 3.750%	4.500	*	6/2/2028	1,380,156
80,000	Xplornet Communications, Inc.			*@	9/30/2028	79,950
						1,460,106
	TRANSPORTATION & LOGISTICS - 4.1%
577,924	AAdvantage Loyalty IP Ltd.	3 Month LIBOR + 4.750%	5.500	*	4/20/2028	598,270
500,000	American Airlines, Inc.	1 Month LIBOR + 2.000%	2.084	*	12/15/2023	490,418
1,066,278	American Airlines, Inc.	1 Month LIBOR + 1.750%	1.837	*	1/29/2027	1,025,360
912,990	First Student Bidco, Inc.	3 Month LIBOR + 3.000%	3.500	*	7/21/2028	909,110
337,010	First Student Bidco, Inc.	3 Month LIBOR + 3.000%	3.500	*	7/21/2028	335,578
250,000	KKR Apple Bidco, LLC			*@	7/13/2029	254,533
496,231	NA Rail Holding Company LLC	3 Month LIBOR + 4.500%	4.703	*	10/19/2026	498,402
1,113,740	United Airlines, Inc.	3 Month LIBOR + 3.750%	4.500	*	4/21/2028	1,123,931
1,840,657	WestJet Airlines Ltd.	6 Month LIBOR + 3.000%	4.000	*	12/11/2026	1,800,392
						7,035,994

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 94.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.3%
447,750	Quirch Foods Holdings LLC	1 Month LIBOR + 4.750%	5.750	*	10/27/2027	$450,410

	TOTAL BANK LOANS (Cost - $160,626,355)					161,471,404

	SHORT-TERM INVESTMENT - 10.8%
	MONEY MARKET - 10.8%
18,563,632	First American Government Obligations Fund - Class U, 0.03%*					18,563,632
	TOTAL SHORT-TERM INVESTMENT (Cost - $18,563,632)

	TOTAL INVESTMENTS - 109.4% (Cost - 186,753,705)					$187,566,218
	LIABILITIES LESS OTHER ASSETS - (9.4)%					(16,058,977)
	NET ASSETS - 100.0%					$171,507,241

*	Floating Rate, rate shown represents the rate at September 30, 2021.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2021, these securities amounted to $7,197,454 or 4.2% of net assets.

^	The security is illiquid; total illiquid securities represent 0.55% of net assets.

@	Security has not settled. Interest rate will be set at settlement.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares				Fair Value
	COMMON STOCKS — 0.9%
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
17,102	PHI Group, Inc.(a),(b)			$247,979

	TOTAL COMMON STOCKS (Cost $418,742)			247,979

	EXCHANGE-TRADED FUNDS — 2.8%
	FIXED INCOME - 2.8%
8,900	iShares iBoxx High Yield Corporate Bond ETF(c)			778,661

	TOTAL EXCHANGE-TRADED FUNDS (Cost $768,435)			778,661

	PREFERRED STOCKS — 2.1%
	LEISURE FACILITIES & SERVICES - 2.1%
25,352	FAT Brands, Inc.			594,504

	TOTAL PREFERRED STOCKS (Cost $563,439)			594,504

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 21.3%
	ASSET MANAGEMENT — 5.3%
671,000	Prospect Capital Corporation	4.9500	07/15/22	689,221
850,000	WisdomTree Investments, Inc.(e)	3.2500	06/15/26	812,813
				1,502,034
	AUTOMOTIVE — 2.9%
1,000,000	NIO, Inc.(e)	0.5000	02/01/27	819,050

	INTERNET MEDIA & SERVICES — 6.3%
1,000,000	fuboTV, Inc.(e)	3.2500	02/15/26	910,044
1,018,000	Hello Group, Inc.	1.2500	07/01/25	863,391
				1,773,435
	REAL ESTATE INVESTMENT TRUSTS — 3.5%
969,000	Colony Capital, Inc.	5.0000	04/15/23	991,302

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 21.3% (Continued)
	SPECIALTY FINANCE — 3.3%
1,000,000	EZCORP, Inc.	2.3750	05/01/25	$920,000

	TOTAL CONVERTIBLE BONDS (Cost $5,942,465)			6,005,821

	CORPORATE BONDS — 69.4%
	APPAREL & TEXTILE PRODUCTS — 2.9%
797,000	Under Armour, Inc.(c)	3.2500	06/15/26	825,895

	ASSET MANAGEMENT — 4.4%
360,000	Ares Capital Corporation(c)	3.2500	07/15/25	378,641
850,000	Icahn Enterprises, L.P. / Icahn Enterprises(c)	5.2500	05/15/27	884,705
				1,263,346
	AUTOMOTIVE — 3.0%
874,000	American Axle & Manufacturing, Inc.(c)	5.0000	10/01/29	853,907

	CHEMICALS — 3.8%
1,025,000	Rayonier AM Products, Inc.(e)	7.6250	01/15/26	1,084,578

	HOME CONSTRUCTION — 4.9%
844,000	Beazer Homes USA, Inc.(c)	5.8750	10/15/27	885,145
465,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.(c)	5.8750	06/15/24	512,081
				1,397,226
	INTERNET MEDIA & SERVICES — 2.8%
755,000	Uber Technologies, Inc.(c),(e)	8.0000	11/01/26	798,884

	MACHINERY — 3.5%
954,000	Titan International, Inc.(e)	7.0000	04/30/28	1,006,470

	METALS & MINING — 4.1%
865,000	Coeur Mining, Inc.(c),(e)	5.1250	02/15/29	831,693
300,000	Hecla Mining Company	7.2500	02/15/28	323,543
				1,155,236
	OIL & GAS PRODUCERS — 6.9%
750,000	Occidental Petroleum Corporation	6.6000	03/15/46	942,656

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 69.4% (Continued)
	OIL & GAS PRODUCERS — 6.9% (Continued)
1,016,000	PBF Logistics, L.P. / PBF Logistics Finance(c)	6.8750	05/15/23	$991,870
				1,934,526
	OIL & GAS SERVICES & EQUIPMENT — 4.3%
791,000	PHI, Inc.(d),(e),(f)	—	03/15/22	—
593,000	Transocean, Inc.(e)	11.5000	01/30/27	611,763
1,017,000	Transocean, Inc.(d)	6.8000	03/15/38	601,789
				1,213,552
	REAL ESTATE INVESTMENT TRUSTS — 4.3%
900,000	CoreCivic, Inc.	4.7500	10/15/27	790,363
382,000	SITE Centers Corporation	4.2500	02/01/26	413,785
				1,204,148
	REAL ESTATE OWNERS & DEVELOPERS — 3.0%
840,000	Howard Hughes Corporation (The)(c),(e)	4.3750	02/01/31	846,014

	REITS — 1.6%
447,000	Service Properties Trust	5.2500	02/15/26	451,195

	RETAIL - CONSUMER STAPLES — 2.1%
600,000	Rite Aid Corporation(c),(e)	8.0000	11/15/26	605,388

	RETAIL - DISCRETIONARY — 14.1%
1,270,000	Bath & Body Works, Inc.	6.7500	07/01/36	1,576,388
1,021,000	Bed Bath & Beyond, Inc.	5.1650	08/01/44	892,099
670,000	Kohl’s Corporation B(c)	3.2500	02/01/23	687,543
825,000	Nordstrom, Inc.(c)	5.0000	01/15/44	810,115
				3,966,145
	SPECIALTY FINANCE — 3.1%
836,000	Enova International, Inc. B(e)	8.5000	09/15/25	863,897

	STEEL — 0.2%
50,000	United States Steel Corporation	6.6500	06/01/37	53,575

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 69.4% (Continued)
	TECHNOLOGY HARDWARE — 0.0%
8,669,000	ENERGY CONVERSION DEVICES INC *BANKRUPT*(b),(d),(e),(f)	—	12/15/49	$—

	TRANSPORTATION & LOGISTICS — 0.4%
100,000	Southwest Airlines Company(c)	3.0000	11/15/26	106,255

	TOTAL CORPORATE BONDS (Cost $21,161,871)			19,630,237

Shares
	WARRANT — 0.7%
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
14,310	PHI Group, Inc.			189,608

	TOTAL WARRANT (Cost $350,379)			189,608

	COLLATERAL FOR SECURITIES LOANED — 31.1%
8,777,312	Mount Vernon Prime Portfolio, 0.10% (Cost $8,777,312)(g),(h)			8,777,312

	TOTAL INVESTMENTS - 128.3% (Cost $37,982,643)			$36,224,122
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.3)%			(7,994,324)
	NET ASSETS - 100.0%			$28,229,798

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of September 30, 2021 was $247,979, representing 0.90% of net assets.

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $8,604,727.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 9,190,594 or 32.6% of net assets.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(h)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	CLOSED END FUNDS — 1.8%
	MIXED ALLOCATION - 1.8%
28,217	NexPoint Strategic Opportunities Fund	$392,498

	TOTAL CLOSED END FUNDS (Cost $322,855)	392,498

	COMMON STOCKS — 36.4%
	ASSET MANAGEMENT - 14.6%
3,300	Apollo Global Management, Inc.(a)	203,247
36,255	Compass Diversified Holdings	1,021,302
12,500	Pershing Square Tontine Holdings Ltd.(b)	246,250
31,103	Sculptor Capital Management, Inc.(a)	867,463
36,949	SuRo Capital Corporation	480,375
49,500	US Global Investors, Inc., Class A(a)	281,655
		3,100,292
	AUTOMOTIVE - 0.4%
6,200	Ford Motor Company	87,792

	BUSINESS DEVELOPMENT COMPANIES - 8.1%
116,675	PennantPark Investment Corporation	757,221
126,900	Prospect Capital Corporation(a)	977,130
		1,734,351
	FOOD - 0.9%
5,284	Kraft Heinz Company (The)(a)	194,557

	HEALTH CARE FACILITIES & SERVICES - 0.8%
1,225	Quest Diagnostics, Inc.	178,005

	HOME CONSTRUCTION - 1.9%
4,665	DR Horton, Inc.	391,720

	OIL & GAS PRODUCERS - 1.3%
1,491	Chevron Corporation	151,262
2,177	Exxon Mobil Corporation	128,051
		279,313

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value
	COMMON STOCKS — 36.4% (Continued)
	TECHNOLOGY HARDWARE - 3.2%
8,890	HP, Inc.			$243,230
47,154	Pitney Bowes, Inc.(a)			339,981
4,612	Xerox Holdings Corporation			93,024
				676,235
	TECHNOLOGY SERVICES - 1.4%
2,161	International Business Machines Corporation			300,228

	TELECOMMUNICATIONS - 1.2%
5,600	AT&T, Inc.			151,256
2,050	Verizon Communications, Inc.			110,721
				261,977
	TRANSPORTATION & LOGISTICS - 2.6%
26,000	AFC Gamma, Inc.			561,080

	TOTAL COMMON STOCKS (Cost $8,330,604)			7,765,550

	REITS — 9.5%
	OTHER REITS - 9.5%
2,390	Innovative Industrial Properties, Inc.(a)			552,496
10,370	Iron Mountain, Inc.(a)			450,577
36,200	VICI Properties, Inc.(a)			1,028,442
	TOTAL REITS (Cost $1,787,858)			2,031,515

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 11.1%
	AUTOMOTIVE — 2.7%
700,000	NIO, Inc.(a),(c)	0.5000	02/01/27	573,335

	INTERNET MEDIA & SERVICES — 5.3%
662,000	fuboTV, Inc.(c)	3.2500	02/15/26	602,449
618,000	Hello Group, Inc.	1.2500	07/01/25	524,141
				1,126,590

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 11.1% (Continued)
	SPECIALTY FINANCE — 3.1%
717,000	EZCORP, Inc.	2.3750	05/01/25	$659,640

	TOTAL CONVERTIBLE BONDS (Cost $2,407,478)			2,359,565

	CORPORATE BONDS — 39.9%
	AUTOMOTIVE — 2.9%
639,000	American Axle & Manufacturing, Inc.(a)	5.0000	10/01/29	624,309

	HOME CONSTRUCTION — 3.1%
635,000	Beazer Homes USA, Inc.(a)	5.8750	10/15/27	665,956

	INTERNET MEDIA & SERVICES — 1.6%
332,000	Uber Technologies, Inc.(a),(c)	8.0000	11/01/26	351,298

	MACHINERY — 3.4%
687,000	Titan International, Inc.(c)	7.0000	04/30/28	724,785

	OIL & GAS PRODUCERS — 5.2%
350,000	Occidental Petroleum Corporation	6.6000	03/15/46	439,906
671,000	PBF Logistics, L.P. / PBF Logistics Finance(a)	6.8750	05/15/23	655,064
				1,094,970
	OIL & GAS SERVICES & EQUIPMENT — 8.0%
1,091,000	Transocean, Inc.(c)	11.5000	01/30/27	1,125,519
953,000	Transocean, Inc.	6.8000	03/15/38	563,919
				1,689,438
	REITS — 5.2%
878,000	CoreCivic, Inc.	4.7500	10/15/27	771,042
332,000	Service Properties Trust	5.2500	02/15/26	335,116
				1,106,158
	RETAIL - DISCRETIONARY — 7.8%
373,000	Bed Bath & Beyond, Inc.	5.1650	08/01/44	325,909
274,000	Kohl’s Corporation	5.5500	07/17/45	328,113

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.9% (Continued)
	RETAIL - DISCRETIONARY — 7.8% (Continued)
789,000	L Brands, Inc.	6.7500	07/01/36	$979,346
				1,633,368
	SPECIALTY FINANCE — 2.7%
566,000	Enova International, Inc. B(c)	8.5000	09/15/25	584,887

	TECHNOLOGY HARDWARE — 0.0%
5,543,000	ENERGY CONVERSION DEVICES INC *BANKRUPT*(c),(d),(e),(f)	—	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $9,664,112)			8,475,169

Shares
	WARRANT — 0.0%
	ASSET MANAGEMENT - 0.0%
1,389	Pershing Square Tontine Holdings Ltd.			1,792

	TOTAL WARRANT (Cost $8,509)			1,792

	COLLATERAL FOR SECURITIES LOANED — 27.2%
5,798,906	Mount Vernon Prime Portfolio, 0.09% (Cost $5,798,906)(g),(h)			5,798,906

	TOTAL INVESTMENTS - 125.9% (Cost $28,320,322)			$26,824,995
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.9)%			(5,517,217)
	NET ASSETS - 100.0%			$21,307,778

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $XXX.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 3,962,273 or 18.6% of net assets.

(d)	The security is illiquid; total illiquid securities represent 0.0% of net assets.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(h)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares					Fair Value
	COMMON STOCKS — 0.0%
	MORTGAGE FINANCE - 0.0%
100	AGNC Investment Corporation				$1,577

	TOTAL COMMON STOCKS (Cost $1,652)				1,577

	EXCHANGE-TRADED FUNDS — 0.4%
	EQUITY - 0.4%
3,000	iShares Mortgage Real Estate ETF				108,540

	TOTAL EXCHANGE-TRADED FUNDS (Cost $106,842)				108,540

	PREFERRED STOCKS — 0.4%
	ELECTRICAL EQUIPMENT - 0.4%
4,000	Babcock & Wilcox Enterprises, Inc.				100,800

	TOTAL PREFERRED STOCKS (Cost $100,000)				100,800

	REITS — 1.5%
	SPECIALTY FINANCE - 1.5%
3,800	Annaly Capital Management, Inc.(a)				31,996
3,500	Blackstone Mortgage Trust, Inc., Class A				106,120
9,800	New Residential Investment Corporation				107,800
5,000	Starwood Property Trust, Inc.				122,050
	TOTAL REITS (Cost $382,685)				367,966

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	MORTGAGE-BACKED SECURITIES — 40.8%
	AGENCY CMBS — 2.0%
117,993	Fannie Mae-Aces(b)		5.2710	10/25/32	129,426
175,559	Freddie Mac Multifamily Structured Pass Through		2.8640	08/25/22	178,653
19,315	Freddie Mac Multifamily Structured Pass Through		2.6300	11/25/28	20,508
147,765	Government National Mortgage Association(b)		4.2970	03/16/47	153,341
18,505	Government National Mortgage Association		3.1500	08/16/51	18,869
					500,797

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 40.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 38.8%
34,865	Banc of America Funding 2004-1 Trust(c)		—	03/25/34	$27,965
3,270	Fannie Mae Interest Strip(d)		7.5000	07/25/22	52
30,650	Fannie Mae Interest Strip(d)		8.0000	07/25/24	2,543
49,347	Fannie Mae Interest Strip(d)		8.5000	10/25/25	4,527
286,725	Fannie Mae Interest Strip(b),(d)		4.0000	07/25/32	34,004
472,312	Fannie Mae Interest Strip(d)		6.0000	07/25/35	96,064
1,176,780	Fannie Mae Interest Strip(b),(d)		5.0000	08/25/35	230,236
10,496	Fannie Mae Interest Strip(b),(d)		7.5000	09/25/37	2,419
218,937	Fannie Mae Interest Strip(d)		5.0000	01/25/38	41,976
110,782	Fannie Mae Interest Strip(d)		6.0000	04/25/38	23,926
590,856	Fannie Mae Interest Strip(d)		4.5000	11/25/39	86,762
377,402	Fannie Mae Interest Strip(d)		4.5000	11/25/39	71,888
597,945	Fannie Mae Interest Strip(d)		5.0000	11/25/40	118,446
197,210	Fannie Mae Interest Strip(d)		5.0000	03/25/41	40,171
331,859	Fannie Mae Interest Strip(b),(d)		4.5000	09/25/47	52,830
376,913	Fannie Mae REMIC Trust 2004-W10(c)		—	08/25/34	363,919
204,720	Fannie Mae REMIC Trust 2004-W4(c)		—	06/25/34	195,966
8,985,041	Fannie Mae REMIC Trust 2004-W4(b),(d)		0.0840	06/25/34	37,247
790,411	Fannie Mae REMIC Trust 2004-W5(d),(e)	US0001M + 7.050%	6.9640	02/25/47	185,573
72,630	Fannie Mae REMIC Trust 2005-W2(c)		—	05/25/35	71,336
49,341	Fannie Mae REMICS(d),(e)	US0001M + 8.000%	7.9140	09/25/23	3,338
14,818,598	Fannie Mae REMICS(b),(d)		0.2890	06/25/28	109,188
329,769	Fannie Mae REMICS(d),(e)	US0001M + 7.000%	6.9140	09/25/32	66,447
2,912,829	Fannie Mae REMICS(d)		3.0000	02/25/33	316,688
490,324	Fannie Mae REMICS(d),(e)	US0001M + 7.750%	7.6640	02/25/33	113,461
162,883	Fannie Mae REMICS(d)		6.5000	05/25/33	33,188
922,710	Fannie Mae REMICS(d),(e)	US0001M + 8.250%	8.1640	06/25/33	217,923
168,766	Fannie Mae REMICS(d),(e)	US0001M + 7.600%	7.5140	04/25/34	39,432
12,752	Fannie Mae REMICS(e)	US0001M + 14.240%	14.0680	07/25/34	15,182
459,278	Fannie Mae REMICS(d),(e)	US0001M + 6.500%	6.4140	09/25/34	72,296
464,760	Fannie Mae REMICS(d),(e)		5.0000	10/25/34	79,360

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 40.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 38.8% (Continued)
302,408	Fannie Mae REMICS(d),(e)	US0001M + 6.100%	6.0140	10/25/35	$53,778
620,805	Fannie Mae REMICS(d),(e)	US0001M + 6.700%	6.6140	10/25/35	116,290
464,266	Fannie Mae REMICS(d),(e)	US0001M + 6.630%	6.5440	11/25/36	95,078
261,601	Fannie Mae REMICS(d),(e)	US0001M + 6.780%	6.6940	05/25/37	58,851
303,884	Fannie Mae REMICS(d),(e)	US0001M + 7.150%	7.0640	07/25/37	75,642
277,023	Fannie Mae REMICS(d),(e)	US0001M + 6.100%	6.0140	05/25/39	47,333
1,327,656	Fannie Mae REMICS(d),(e)	US0001M + 6.350%	6.2640	04/25/40	239,907
1,095,739	Fannie Mae REMICS(d),(e)	US0001M + 6.350%	6.2640	05/25/40	192,898
714,590	Fannie Mae REMICS(d),(e)	US0001M + 6.450%	6.3640	06/25/40	142,813
172,950	Fannie Mae REMICS(d),(e)	US0001M + 535.500%	4.5000	12/25/41	30,816
938,800	Fannie Mae REMICS(d),(e)	US0001M + 6.550%	6.4640	09/25/42	211,466
62,927	Fannie Mae REMICS(d),(e)	US0001M + 6.160%	6.0740	10/25/42	12,204
6,307	Fannie Mae REMICS		2.5000	11/25/42	6,314
428,438	Fannie Mae REMICS(d),(e)	US0001M + 1.800%	1.7480	01/25/43	1,066
266,744	Fannie Mae REMICS(d),(e)	US0001M + 6.150%	6.0640	02/25/43	48,897
494,474	Fannie Mae REMICS(d),(e)	US0001M + 4.000%	3.9140	06/25/43	12,921
347,647	Fannie Mae REMICS(e)	US0001M + 13.000%	12.6560	07/25/43	430,009
1,790,532	Fannie Mae REMICS(d)		2.5000	07/25/50	153,841
1,967,354	Fannie Mae Trust 2003-W6(d),(e)	US0001M + 7.600%	7.5140	09/25/42	439,539
114,912	Fannie Mae Trust 2005-W3(e)	US0001M + 0.220%	0.3060	03/25/45	114,604
159,821	Freddie Mac REMICS(d),(e)	US0001M + 7.870%	7.7860	05/15/29	26,771
259,723	Freddie Mac REMICS(d),(e)	US0001M + 8.000%	7.9160	12/15/31	49,702
608,122	Freddie Mac REMICS(d),(e)	US0001M + 7.000%	6.9160	01/15/32	112,860
350,383	Freddie Mac REMICS(d),(e)	US0001M + 8.100%	8.0160	08/15/32	47,890
38,277	Freddie Mac REMICS(e)	US0001M + 14.400%	14.1990	12/15/32	48,599
43,002	Freddie Mac REMICS(e)	US0001M + 13.000%	12.8320	05/15/33	54,337
104,575	Freddie Mac REMICS(e)	US0001M + 24.273%	23.9660	05/15/35	163,339
60,290	Freddie Mac REMICS		5.0000	09/15/35	65,379
1,124,216	Freddie Mac REMICS(d),(e)	US0001M + 6.590%	6.5060	10/15/35	218,002
831,679	Freddie Mac REMICS(d),(e)	US0001M + 6.000%	5.9160	02/15/36	145,831
477,470	Freddie Mac REMICS(d),(e)	US0001M + 6.500%	6.4160	02/15/36	92,387
592,860	Freddie Mac REMICS(d),(e)	US0001M + 6.650%	6.5660	04/15/36	124,087

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 40.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 38.8% (Continued)
481,523	Freddie Mac REMICS(d),(e)	US0001M + 6.570%	6.4860	05/15/36	$88,585
1,179,524	Freddie Mac REMICS(d),(e)	US0001M + 6.060%	5.9760	07/15/36	208,387
575,211	Freddie Mac REMICS(d),(e)	US0001M + 6.580%	6.4960	09/15/36	124,956
182,000	Freddie Mac REMICS		5.5000	11/15/36	219,029
563,902	Freddie Mac REMICS(d),(e)	US0001M + 5.950%	5.8660	12/15/36	96,771
196,854	Freddie Mac REMICS(d)		6.5000	12/15/37	39,555
496,945	Freddie Mac REMICS(d),(e)	US0001M + 6.100%	6.0160	07/15/39	88,055
198,633	Freddie Mac REMICS(d),(e)	US0001M + 6.600%	6.5160	12/15/39	4,225
118,886	Freddie Mac REMICS(d)		4.5000	05/15/40	5,729
218,253	Freddie Mac REMICS(d)		4.0000	08/15/40	14,913
24,805	Freddie Mac REMICS(e)	US0001M + 9.800%	9.6320	10/15/40	26,178
123,010	Freddie Mac REMICS(e)	US0001M + 14.910%	14.6590	12/15/40	187,018
261,573	Freddie Mac REMICS(e)	US0001M + 13.200%	12.9490	02/15/41	357,210
59,624	Freddie Mac REMICS(d)		5.0000	03/15/41	4,264
252,386	Freddie Mac REMICS(d),(e)	US0001M + 6.600%	6.5160	11/15/41	30,138
2,272,285	Freddie Mac REMICS(d),(e)	US0001M + 1.295%	1.2580	01/15/43	140,993
256,247	Freddie Mac REMICS(e)	US0001M + 6.000%	5.8740	03/15/43	274,156
5,520,050	Freddie Mac REMICS(d),(e)	US0001M + 1.170%	1.1360	08/15/43	165,829
1,406,429	Freddie Mac REMICS(d)		5.5000	12/25/43	250,264
109,428	Freddie Mac Strips(d)		7.0000	04/01/27	13,280
1,017,454	Freddie Mac Strips(d),(e)	US0001M + 6.500%	6.4160	07/15/36	195,403
661,345	Freddie Mac Strips(d),(e)	US0001M + 7.700%	7.6160	07/15/36	159,538
333,851	Freddie Mac Strips(d),(e)	US0001M + 8.600%	8.5160	11/15/36	97,724
136,888	Freddie Mac Strips(d),(e)	US0001M + 6.600%	6.5160	12/15/36	26,806
40,042	Government National Mortgage Association(e)		1.9330	05/20/41	41,668
88,284	Government National Mortgage Association Series 2013-22 GA		2.5000	10/20/41	92,215
38,138	Government National Mortgage Association(e)	US0001M + 4.100%	4.0130	02/20/42	36,833
1,994,601	Government National Mortgage Association(d),(e)	US0001M + 2.625%	2.5500	08/20/45	202,229
340,557	Government National Mortgage Association(d),(e)	US0001M + 6.200%	6.1130	05/20/48	59,851
					9,639,606

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MORTGAGE-BACKED SECURITIES — 40.8% (Continued)
	NON AGENCY CMBS — 0.0%
702	GS Mortgage Securities Trust 2017-GS5		3.2180	03/10/50	$702

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,267,895)				10,141,105

	U.S. GOVERNMENT & AGENCIES — 70.1%
	AGENCY FIXED RATE — 69.6%
4,000,000	Fannie Mae(f),(g)		2.0000	04/25/50	4,008,438
12,000,000	Fannie Mae or Freddie Mac(f)		2.5000	07/25/49	12,364,679
4,907	Fannie Mae Pool AM6381		3.2900	08/01/26	5,344
809,441	Freddie Mac Gold Pool G60687		8.5000	05/01/31	919,756
					17,298,217
	AGENCY MBS OTHER — 0.5%
126,817	Fannie Mae Pool AM2788		2.8000	03/01/23	130,900

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,435,578)				17,429,117

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 26.2%
	MONEY MARKET FUNDS - 26.2%
2,136,511	Fidelity Government Portfolio, Institutional Class, 0.01%(h)				2,136,511
4,390,871	First American Government Obligations Fund, Class U, 0.03%(h)				4,390,871
	TOTAL MONEY MARKET FUNDS (Cost $6,527,382)				6,527,382

	TOTAL INVESTMENTS - 139.4% (Cost $34,822,034)				$34,676,487
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $8,885)				(6,112)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (39.4)%				(9,812,501)
	NET ASSETS - 100.0%				$24,870,098

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Expiration	Notional Amount(j)	Unrealized Appreciation (Depreciation)
10	CME 3 Month Eurodollar Future		12/13/2021	$2,495,750	$312
10	CME 3 Month Eurodollar Future		03/14/2022	2,496,375	125
10	CME 3 Month Eurodollar Future		06/13/2022	2,494,875	(313)

CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(j)	Unrealized Appreciation (Depreciation)
10	CME 3 Month Eurodollar Future	09/19/2022	$2,492,125	$(563)
	TOTAL FUTURES CONTRACTS			$(439)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Unrealized Appreciation
60	CBOT 5 Year US Treasury Note	12/31/2021	$7,364,520	$60,011
129	CME 3 Month Eurodollar Future	03/18/2024	31,838,812	11,413
10	CME 3 Month Eurodollar Future	03/17/2025	2,458,000	3,813
129	CME 3 Month Eurodollar Future	06/17/2024	31,800,113	13,687
10	CME 3 Month Eurodollar Future	06/16/2025	2,456,375	4,250
129	CME 3 Month Eurodollar Future	09/16/2024	31,764,638	12,800
10	CME 3 Month Eurodollar Future	09/15/2025	2,454,875	4,438
129	CME 3 Month Eurodollar Future	12/18/2023	31,880,737	8,388
10	CME 3 Month Eurodollar Future	12/16/2024	2,459,875	3,000
	TOTAL FUTURES CONTRACTS			$121,800

Contracts(j)
	WRITTEN EQUITY OPTIONS - 0.0%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- 0.0%
6,112	Annaly Capital Management, Inc.	IB	10/15/2021	$10	$5,146,304	$6,112
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $8,885)

ETF	- Exchange-Traded Fund

REMIC	- Real Estate Mortgage Investment Conduit

IB	Interactive Brokers

US0001M	ICE LIBOR USD 1 Month

(a)	All or a portion of security held as collateral for open options.

(b)	Variable rate security; the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Zero coupon bond.

(d)	Interest only securities.

(e)	Floating rate security; the rate shown represents the rate on June 30, 2021.

(f)	To be announced security.

(g)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(h)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(j)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 87.1%
	FIXED INCOME - 87.1%
22,000	iShares 0-5 Year Investment Grade Corporate Bond ETF			$1,136,960
412,464	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF			22,537,033
81,948	JPMorgan Ultra-Short Income ETF			4,156,403
498,865	PGIM Ultra Short Bond ETF			24,783,612
287,223	Vanguard Short-Term Corporate Bond ETF, FIXED INCOME			23,670,047
				76,284,055

	TOTAL EXCHANGE-TRADED FUNDS (Cost $76,327,323)			76,284,055

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 7.9%
	ADVERTISING & MARKETING — 0.5%
400,000	Interpublic Group of Companies, Inc.	3.7500	10/01/21	400,000

	BANKING — 3.8%
350,000	Bank of Montreal	2.9000	03/26/22	354,616
250,000	Citigroup, Inc.	2.9000	12/08/21	250,642
250,000	Credit Agricole S.A.	3.3750	01/10/22	252,128
350,000	ING Groep N.V.	3.1500	03/29/22	355,061
500,000	Lloyds Banking Group PLC	3.0000	01/11/22	503,736
250,000	Mitsubishi UFJ Financial Group, Inc.	3.2180	03/07/22	253,212
600,000	MUFG Americas Holdings Corporation	3.5000	06/18/22	613,539
500,000	Sumitomo Mitsui Financial Group, Inc.	2.4420	10/19/21	500,484
300,000	Truist Financial Corporation	2.7000	01/27/22	301,753
				3,385,171
	BEVERAGES — 0.4%
350,000	Molson Coors Beverage Company	3.5000	05/01/22	356,536

	BIOTECH & PHARMA — 0.7%
603,000	AbbVie, Inc.	3.3750	11/14/21	605,096

	CHEMICALS — 0.4%
325,000	Sherwin-Williams Company	4.2000	01/15/22	325,394

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 7.9% (Continued)
	E-COMMERCE DISCRETIONARY — 0.5%
425,000	eBay, Inc.			3.8000	03/09/22	$430,057

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
250,000	Goldman Sachs Group, Inc.			5.7500	01/24/22	254,249

	INSURANCE — 0.3%
300,000	Lincoln National Corporation			4.2000	03/15/22	305,173

	MACHINERY — 1.0%
250,000	John Deere Capital Corporation			3.2000	01/10/22	252,144
350,000	John Deere Capital Corporation			2.9500	04/01/22	354,786
250,000	Xylem, Inc.			4.8750	10/01/21	250,000
						856,930
	TOTAL CORPORATE BONDS (Cost $6,882,684)					6,918,606

Contracts(a)
	EQUITY OPTIONS PURCHASED - 6.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 4.1%
100	SPDR S&P 500 ETF Trust	FCS	10/15/2021	$441	$4,291,400	$16,000
175	SPDR S&P 500 ETF Trust	FCS	10/15/2021	444	7,509,950	14,875
150	SPDR S&P 500 ETF Trust	FCS	11/19/2021	447	6,437,100	49,500
125	SPDR S&P 500 ETF Trust	FCS	11/19/2021	449	5,364,250	33,625
10	SPDR S&P 500 ETF Trust	FCS	12/17/2021	372	429,140	61,695
7	SPDR S&P 500 ETF Trust	FCS	12/17/2021	373	300,398	42,550
34	SPDR S&P 500 ETF Trust	FCS	12/17/2021	379	1,459,076	188,258
75	SPDR S&P 500 ETF Trust	FCS	12/17/2021	416	3,218,550	185,250
25	SPDR S&P 500 ETF Trust	FCS	12/17/2021	425	1,072,850	45,500
100	SPDR S&P 500 ETF Trust	FCS	12/17/2021	437	4,291,400	109,300
124	SPDR S&P 500 ETF Trust	FCS	12/17/2021	446	5,321,336	83,452
40	SPDR S&P 500 ETF Trust	FCS	01/21/2022	395	1,716,560	178,040
15	SPDR S&P 500 ETF Trust	FCS	01/21/2022	412	643,710	46,905
175	SPDR S&P 500 ETF Trust	FCS	01/21/2022	415	7,509,950	521,150
10	SPDR S&P 500 ETF Trust	FCS	01/21/2022	416	429,140	28,430
10	SPDR S&P 500 ETF Trust	FCS	01/21/2022	418	429,140	27,040
100	SPDR S&P 500 ETF Trust	FCS	02/18/2022	408	4,291,400	371,200
100	SPDR S&P 500 ETF Trust	FCS	02/18/2022	414	4,291,400	312,150
10	SPDR S&P 500 ETF Trust	FCS	02/18/2022	433	429,140	19,770
115	SPDR S&P 500 ETF Trust	FCS	02/18/2022	436	4,935,110	198,375
50	SPDR S&P 500 ETF Trust	FCS	03/18/2022	393	2,145,700	246,225
10	SPDR S&P 500 ETF Trust	FCS	03/18/2022	415	429,140	33,850

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Contracts(a)
	EQUITY OPTIONS PURCHASED - 6.2% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 4.1% (Continued)
20	SPDR S&P 500 ETF Trust	FCS	03/18/2022	$419	$858,280	$59,450
25	SPDR S&P 500 ETF Trust	FCS	03/18/2022	420	1,072,850	73,500
25	SPDR S&P 500 ETF Trust	FCS	03/18/2022	424	1,072,850	65,738
40	SPDR S&P 500 ETF Trust	FCS	03/18/2022	440	1,716,560	67,680
100	SPDR S&P 500 ETF Trust	FCS	03/18/2022	443	4,291,400	151,100
150	SPDR S&P 500 ETF Trust	FCS	06/17/2022	433	6,437,100	402,600
115	SPDR S&P 500 ETF Trust	FCS	06/17/2022	447	4,935,110	211,485
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,136,766)					3,844,693

	PUT OPTIONS PURCHASED - 2.1%
100	SPDR S&P 500 ETF Trust	FCS	10/15/2021	397	4,291,400	10,900
175	SPDR S&P 500 ETF Trust	FCS	10/15/2021	400	7,509,950	22,400
125	SPDR S&P 500 ETF Trust	FCS	11/19/2021	403	5,364,250	70,875
150	SPDR S&P 500 ETF Trust	FCS	11/19/2021	404	6,437,100	88,200
275	SPDR S&P 500 ETF Trust	FCS	12/17/2021	395	11,801,350	194,425
100	SPDR S&P 500 ETF Trust	FCS	12/17/2021	400	4,291,400	79,000
250	SPDR S&P 500 ETF Trust	FCS	01/21/2022	396	10,728,500	245,750
115	SPDR S&P 500 ETF Trust	FCS	02/18/2022	382	4,935,110	107,295
210	SPDR S&P 500 ETF Trust	FCS	02/18/2022	395	9,011,940	238,770
100	SPDR S&P 500 ETF Trust	FCS	03/18/2022	385	4,291,400	121,200
100	SPDR S&P 500 ETF Trust	FCS	03/18/2022	388	4,291,400	124,700
70	SPDR S&P 500 ETF Trust	FCS	03/18/2022	395	3,003,980	100,030
150	SPDR S&P 500 ETF Trust	FCS	06/17/2022	380	6,437,100	246,600
115	SPDR S&P 500 ETF Trust	FCS	06/17/2022	392	4,935,110	219,765
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,774,644)					1,869,910

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $5,911,410)					5,714,603

	TOTAL INVESTMENTS - 101.2% (Cost $89,121,417)					$88,917,264
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $1,017,943)					(398,250)
	PUT OPTIONS WRITTEN - (4.6)% (Proceeds - $4,501,072)					(4,048,123)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.6%					3,195,305
	NET ASSETS - 100.0%					$87,666,196

Contracts(a)
	WRITTEN EQUITY OPTIONS - (4.8)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.2)%
100	SPDR S&P 500 ETF Trust	FCS	10/15/2021	$461	$4,291,400	$500
175	SPDR S&P 500 ETF Trust	FCS	10/15/2021	467	7,509,950	525
150	SPDR S&P 500 ETF Trust	FCS	11/19/2021	466	6,437,100	4,050
125	SPDR S&P 500 ETF Trust	FCS	11/19/2021	468	5,364,250	2,500
250	SPDR S&P 500 ETF Trust	FCS	12/17/2021	466	10,728,500	25,750

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Contracts(a)
	WRITTEN EQUITY OPTIONS - (4.8)% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.2)% (Continued)
125	SPDR S&P 500 ETF Trust	FCS	12/17/2021	$472	$5,364,250	$8,125
150	SPDR S&P 500 ETF Trust	FCS	01/21/2022	472	6,437,100	20,475
100	SPDR S&P 500 ETF Trust	FCS	01/21/2022	475	4,291,400	10,800
115	SPDR S&P 500 ETF Trust	FCS	02/18/2022	469	4,935,110	36,110
100	SPDR S&P 500 ETF Trust	FCS	02/18/2022	476	4,291,400	26,300
110	SPDR S&P 500 ETF Trust	FCS	02/18/2022	486	4,720,540	13,860
80	SPDR S&P 500 ETF Trust	FCS	03/18/2022	474	3,433,120	26,200
40	SPDR S&P 500 ETF Trust	FCS	03/18/2022	475	1,716,560	13,000
100	SPDR S&P 500 ETF Trust	FCS	03/18/2022	477	4,291,400	27,600
50	SPDR S&P 500 ETF Trust	FCS	03/18/2022	487	2,145,700	7,625
150	SPDR S&P 500 ETF Trust	FCS	06/17/2022	471	6,437,100	119,400
115	SPDR S&P 500 ETF Trust	FCS	06/17/2022	483	4,935,110	55,430
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,017,943)					398,250

	PUT OPTIONS WRITTEN - (4.6)%
100	SPDR S&P 500 ETF Trust	FCS	10/15/2021	441	4,291,400	128,300
175	SPDR S&P 500 ETF Trust	FCS	10/15/2021	444	7,509,950	264,425
150	SPDR S&P 500 ETF Trust	FCS	11/19/2021	447	6,437,100	307,500
125	SPDR S&P 500 ETF Trust	FCS	11/19/2021	449	5,364,250	272,250
10	SPDR S&P 500 ETF Trust	FCS	12/17/2021	372	429,140	4,150
7	SPDR S&P 500 ETF Trust	FCS	12/17/2021	373	300,398	2,709
34	SPDR S&P 500 ETF Trust	FCS	12/17/2021	379	1,459,076	14,858
75	SPDR S&P 500 ETF Trust	FCS	12/17/2021	416	3,218,550	80,025
25	SPDR S&P 500 ETF Trust	FCS	12/17/2021	425	1,072,850	35,525
100	SPDR S&P 500 ETF Trust	FCS	12/17/2021	437	4,291,400	180,000
124	SPDR S&P 500 ETF Trust	FCS	12/17/2021	446	5,321,336	287,308
40	SPDR S&P 500 ETF Trust	FCS	01/21/2022	395	1,716,560	39,040
15	SPDR S&P 500 ETF Trust	FCS	01/21/2022	412	643,710	18,300
175	SPDR S&P 500 ETF Trust	FCS	01/21/2022	415	7,509,950	245,525
10	SPDR S&P 500 ETF Trust	FCS	01/21/2022	416	429,140	13,470
10	SPDR S&P 500 ETF Trust	FCS	01/21/2022	418	429,140	13,930
100	SPDR S&P 500 ETF Trust	FCS	02/18/2022	408	4,291,400	146,250
100	SPDR S&P 500 ETF Trust	FCS	02/18/2022	414	4,291,400	164,500
10	SPDR S&P 500 ETF Trust	FCS	02/18/2022	433	429,140	22,340
115	SPDR S&P 500 ETF Trust	FCS	02/18/2022	436	4,935,110	264,500
50	SPDR S&P 500 ETF Trust	FCS	03/18/2022	393	2,145,700	68,025
10	SPDR S&P 500 ETF Trust	FCS	03/18/2022	415	429,140	19,290
20	SPDR S&P 500 ETF Trust	FCS	03/18/2022	419	858,280	38,700
25	SPDR S&P 500 ETF Trust	FCS	03/18/2022	420	1,072,850	52,500
25	SPDR S&P 500 ETF Trust	FCS	03/18/2022	424	1,072,850	54,600
40	SPDR S&P 500 ETF Trust	FCS	03/18/2022	440	1,716,560	105,560
100	SPDR S&P 500 ETF Trust	FCS	03/18/2022	443	4,291,400	289,000
150	SPDR S&P 500 ETF Trust	FCS	06/17/2022	433	6,437,100	479,175
115	SPDR S&P 500 ETF Trust	FCS	06/17/2022	447	4,935,110	436,368
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $4,501,072)					4,048,123

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Fair Value

TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $5,519,015)	$4,446,373

ETF	- Exchange-Traded Fund

FCS	- StoneX Group, Inc.

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7%
	AUTO LOAN — 0.5%
2,000,000	Carvana Auto Receivables Trust 2021-N2(a)		2.9000	03/10/28	$1,994,884
85,000	First Investors Auto Owner Trust 2017-2(a)		3.5600	09/15/23	85,723
					2,080,607
	COLLATERALIZED MORTGAGE OBLIGATIONS — 45.0%
4,956,514	Adjustable Rate Mortgage Trust 2005-12(b)	US0001M + 0.500%	0.5860	03/25/36	2,432,614
320,503	Adjustable Rate Mortgage Trust 2007-3(a),(c)		5.1130	11/25/37	293,159
821,895	Alternative Loan Trust 2004-25CB		6.0000	12/25/34	838,457
496,335	Alternative Loan Trust 2005-11CB		5.5000	06/25/35	476,125
1,757,026	Alternative Loan Trust 2005-14(b)	US0001M + 0.580%	0.6660	05/25/35	1,198,743
130,316	Alternative Loan Trust 2005-28CB		6.0000	08/25/35	83,976
1,283,010	Alternative Loan Trust 2005-35CB		5.5000	09/25/35	1,198,969
313,577	Alternative Loan Trust 2005-3CB		5.0000	03/25/35	309,601
2,114,234	Alternative Loan Trust 2005-64CB		5.5000	12/25/35	2,145,970
861,878	Alternative Loan Trust 2005-64CB		6.0000	12/25/35	883,783
543,215	Alternative Loan Trust 2005-65CB		6.0000	01/25/36	492,631
2,579,390	Alternative Loan Trust 2005-69(b)	12MTA + 1.000%	1.0980	12/25/35	2,533,701
933,535	Alternative Loan Trust 2005-J12(d)		5.9150	11/25/35	634,046
994,564	Alternative Loan Trust 2005-J13		5.5000	11/25/35	866,896
2,669,097	Alternative Loan Trust 2005-J14		5.5000	12/25/35	2,219,489
2,950,706	Alternative Loan Trust 2006-16CB		6.0000	06/25/36	2,264,827
471,438	Alternative Loan Trust 2006-28CB		6.5000	10/25/36	352,958
4,160,877	Alternative Loan Trust 2006-32CB		5.5000	11/25/36	3,155,776
1,220,452	Alternative Loan Trust 2006-45T1		6.0000	02/25/37	933,379
1,535,190	Alternative Loan Trust 2006-4CB		5.5000	04/25/36	1,478,041
1,435,762	Alternative Loan Trust 2006-9T1		6.0000	05/25/36	897,620
305,776	Alternative Loan Trust 2006-J3		5.7500	05/25/26	308,683
747,968	Alternative Loan Trust 2007-12T1 A3		6.0000	06/25/37	515,492
3,070,674	Alternative Loan Trust 2007-12T1 A5		6.0000	06/25/37	2,116,276
2,486,376	Alternative Loan Trust 2007-12T1 A6		6.0000	06/25/37	1,713,584
616,774	Alternative Loan Trust 2007-20		6.2500	08/25/47	471,830
2,193,969	Alternative Loan Trust 2007-23CB		6.5000	09/25/37	1,704,782
3,000,000	American Home Mortgage Investment Trust 2004-4(d)		6.0000	02/25/45	3,093,667
735,000	Angel Oak Mortgage Trust, LLC 2020-5(a),(c)		4.2500	05/25/65	761,320
267,164	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	267,117
357,788	Banc of America Alternative Loan Trust 2006-5		6.0000	06/25/46	352,599
8,237	Banc of America Funding 2004-3 Trust		5.5000	10/25/34	8,324

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 45.0% (Continued)
214,073	Banc of America Funding 2005-5 Trust		5.5000	09/25/35	$229,023
380,959	Banc of America Funding 2005-H Trust(c)		2.6810	11/20/35	376,860
57,926	Banc of America Funding 2006 J Trust 2A3(c)		3.1620	01/20/47	57,117
196,077	Banc of America Funding 2006 J Trust 4A1(c)		3.4110	01/20/47	189,722
128,547	Banc of America Funding 2006-5 Trust		6.0000	09/25/36	126,586
696,197	Banc of America Funding 2006-H Trust(c)		3.0180	09/20/46	678,284
551,525	Banc of America Funding 2007-4 Trust(d)		5.7740	05/25/37	574,313
3,026,652	Banc of America Funding 2007-4 Trust		6.0000	06/25/37	3,052,169
211,595	Banc of America Funding 2007-A Trust(b)	US0001M + 0.420%	0.5070	02/20/47	201,869
447,935	Banc of America Funding 2009-R9 Trust(a),(c)		3.5140	11/26/21	417,241
443,329	Banc of America Funding 2010-R8 Trust(a)		5.7500	05/26/36	391,139
171,655	Banc of America Mortgage 2005-A Trust(c)		2.4940	02/25/35	155,583
9,258	Banc of America Mortgage 2005-A Trust(c)		2.6210	02/25/35	9,648
21,127	Banc of America Mortgage 2005-G Trust(c)		3.0880	08/25/35	20,569
407,929	Banc of America Mortgage 2006-A Trust(c)		2.6570	02/25/36	407,549
262,862	Banc of America Mortgage 2007-2 Trust		5.7500	05/25/37	239,775
777,510	Banc of America Mortgage 2007-2 Trust		6.0000	05/25/37	716,168
891,854	Bear Stearns ALT-A Trust 2005-4(c)		2.6300	05/25/35	902,723
215,625	Bear Stearns ALT-A Trust 2005-7(c)		2.9130	09/25/35	167,473
1,046,888	Bear Stearns ALT-A Trust 2006-6(c)		3.0650	11/25/36	703,041
324,859	Bear Stearns ALT-A Trust 2006-8(c)		2.9420	08/25/46	259,698
99,963	Bear Stearns ARM Trust 2004-7(c)		2.6250	10/25/34	85,685
170,150	Bear Stearns ARM Trust 2005-12(c)		3.2890	02/25/36	162,825
72,902	Bear Stearns ARM Trust 2006-2(c)		2.9090	07/25/36	71,710
342,909	Bear Stearns ARM Trust 2006-4(c)		2.8590	10/25/36	334,352
212,340	Bear Stearns Asset Backed Securities I Trust 2006-AC3(b)	US0001M + 0.400%	0.4860	05/25/36	92,457
543,529	Chase Mortgage Finance Trust Series 2006-S2		6.2500	10/25/36	332,360
342,250	Chase Mortgage Finance Trust Series 2006-S3		6.0000	11/25/36	222,644
332,810	Chase Mortgage Finance Trust Series 2006-S4		6.0000	12/25/36	221,975
252,043	ChaseFlex Trust Series 2005-2		6.5000	06/25/35	199,543
117,282	ChaseFlex Trust Series 2006-1(c)		6.3000	06/25/36	115,825
363,336	ChaseFlex Trust Series 2007-1		6.5000	02/25/37	195,762
74,475	Chevy Chase Funding, LLC Mortgage-Backed Certificates Series 2004-1(a),(b)	US0001M + 0.330%	0.4160	01/25/35	76,673
115,098	CHL Mortgage Pass-Through Trust 2003-56(c)		3.6970	12/25/33	121,897
581,782	CHL Mortgage Pass-Through Trust 2004-HYB6(c)		2.6130	11/20/34	606,923
798,297	CHL Mortgage Pass-Through Trust 2005-21		5.5000	10/25/35	648,491

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 45.0% (Continued)
670,328	CHL Mortgage Pass-Through Trust 2005-HYB9(b)	US0012M + 1.750%	2.1090	02/20/36	$677,801
1,123,798	CHL Mortgage Pass-Through Trust 2006-12		6.0000	07/25/36	825,662
127,992	CHL Mortgage Pass-Through Trust 2006-J4		6.2500	09/25/36	74,505
1,675,324	CHL Mortgage Pass-Through Trust 2007-1		6.0000	03/25/37	1,219,249
2,163,364	CHL Mortgage Pass-Through Trust 2007-11		6.0000	08/25/37	1,470,558
883,142	CHL Mortgage Pass-Through Trust 2007-17		6.7500	10/25/37	368,308
414,287	CHL Mortgage Pass-Through Trust 2007-5		5.7500	05/25/37	310,333
355,133	CHL Mortgage Pass-Through Trust 2007-8		6.0000	01/25/38	238,831
581,244	CHL Mortgage Pass-Through Trust 2007-HY3(c)		3.2460	06/25/47	609,492
512,437	CHL Mortgage Pass-Through Trust 2007-J2 1A1		6.0000	07/25/37	482,778
179,227	CHL Mortgage Pass-Through Trust 2007-J2 2A5		6.0000	07/25/37	99,810
906,944	Citicorp Mortgage Securities Trust Series 2006-3		6.2500	06/25/36	930,019
2,154,006	Citicorp Mortgage Securities Trust Series 2008-1		6.2500	02/25/38	2,217,547
197,915	Citigroup Mortgage Loan Trust 2005-3(c)		2.8790	08/25/35	186,058
571,810	Citigroup Mortgage Loan Trust 2006-AR5(c)		2.4950	07/25/36	535,143
347,172	Citigroup Mortgage Loan Trust 2007-6(c)		2.2360	03/25/37	316,829
153,900	Citigroup Mortgage Loan Trust 2009-6(a),(c)		6.0000	08/25/22	153,736
461,853	Citigroup Mortgage Loan Trust, Inc.(a),(b)	US0001M + 0.350%	0.4360	02/25/31	447,534
3,864,600	Citigroup Mortgage Loan Trust, Inc.(c)		2.4440	05/25/47	3,695,712
1,051,294	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	1,050,635
706,239	CitiMortgage Alternative Loan Trust Series 2007-A2		6.0000	02/25/37	711,168
155,028	CitiMortgage Alternative Loan Trust Series 2007-A3(b)		6.0000	03/25/37	159,938
176,394	CitiMortgage Alternative Loan Trust Series 2007-A4		5.7500	04/25/37	176,251
2,000,000	COLT 2020-1R Mortgage Loan Trust(a),(c)		4.3100	09/25/65	2,022,769
306,854	Credit Suisse First Boston Mortgage Securities 2005-11 8A4		6.0000	12/25/35	296,845
755,373	Credit Suisse First Boston Mortgage Securities 2005-12 1A1		6.5000	01/25/36	323,395
208,478	Credit Suisse First Boston Mortgage Securities 2005-5 6A3		5.0000	07/25/35	211,927
2,962,734	Credit Suisse First Boston Mortgage Securities 2005-8 2A1		6.0000	09/25/35	1,572,545
35,254	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.5000	12/25/33	36,500
18,913	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5(c)		2.3590	06/25/34	19,354
1,868,346	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 3A3		5.5000	11/25/35	1,355,428
228,186	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 6A3		5.7500	11/25/35	143,404
6,504,880	CSMC Mortgage-Backed Trust 2006-3 1A3(d)		6.8100	04/25/36	1,002,081
2,008,353	CSMC Mortgage-Backed Trust 2006-3 1A4B(d)		6.6640	04/25/36	309,511
5,483,163	CSMC Mortgage-Backed Trust 2006-3 5A7		6.0000	04/25/36	2,834,390
788,406	CSMC Mortgage-Backed Trust 2006-5 3A3		6.5000	06/25/36	252,887

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 45.0% (Continued)
1,699,662	CSMC Mortgage-Backed Trust 2006-5 3A6		6.2500	06/25/36	$580,016
2,991,279	CSMC Mortgage-Backed Trust 2006-7 9A5		6.5000	08/25/36	870,572
4,891,513	CSMC Mortgage-Backed Trust 2006-9 4A1		6.0000	11/25/36	3,965,964
1,717,177	CSMC Mortgage-Backed Trust 2007-1 5413		6.0000	02/25/37	1,482,236
594,643	CSMC Mortgage-Backed Trust 2007-1 5A4		6.0000	02/25/37	516,187
62,150	CSMC Mortgage-Backed Trust 2007-5 8A2		6.0000	10/25/24	63,865
1,263,893	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4(d)		6.3690	10/25/36	1,274,180
699,061	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4(c)		2.9890	06/25/34	723,852
101,658	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-2(d)		5.5900	01/25/34	104,699
672,062	DSLA Mortgage Loan Trust 2004-AR2(b)	US0001M + 0.800%	0.8870	11/19/44	652,213
79,764	First Horizon Alternative Mortgage Securities 2004-AA3(c)		2.2660	09/25/34	79,683
12,989	First Horizon Alternative Mortgage Securities 2005-AA6(c)		2.3090	08/25/35	12,025
284,215	First Horizon Alternative Mortgage Securities 2006-FA1		6.0000	04/25/36	191,975
567,606	First Horizon Alternative Mortgage Securities 2006-FA3		6.0000	07/25/36	376,557
34,696	First Horizon Mortgage Pass-Through Trust 2000-H(c)		2.2520	05/25/30	35,008
346,404	First Horizon Mortgage Pass-Through Trust 2007-AR3(c)		3.1600	11/25/37	338,052
86,735	GMACM Mortgage Loan Trust 2005-AR1(c)		2.7340	03/18/35	88,180
482,134	GMACM Mortgage Loan Trust 2006-J1		5.7500	04/25/36	479,995
138,967	GSMPS Mortgage Loan Trust 1998-5 A(a),(c)		7.5000	06/19/27	139,178
225,470	GSMPS Mortgage Loan Trust 1999-2 A(a),(c)		8.0000	09/19/27	231,614
188,710	GSR Mortgage Loan Trust 2003-5F 2A1		4.0000	08/25/32	197,618
87,383	GSR Mortgage Loan Trust 2004-14 3A2(c)		2.8930	12/25/34	92,040
86,545	GSR Mortgage Loan Trust 2004-2F 6A1		7.0000	01/25/34	92,790
60,529	GSR Mortgage Loan Trust 2004-6F 1A2		5.0000	05/25/34	60,094
514,460	GSR Mortgage Loan Trust 2005-9F 2A1		6.0000	01/25/36	343,059
206,359	GSR Mortgage Loan Trust 2005-AR4 4A1(c)		2.2500	07/25/35	207,911
1,847,429	GSR Mortgage Loan Trust 2006-2F 2A13		5.7500	02/25/36	1,872,053
2,425,468	GSR Mortgage Loan Trust 2006-2F 2A17		5.7500	02/25/36	2,457,797
309,406	GSR Mortgage Loan Trust 2006-3F 2A7		5.7500	03/25/36	338,678
529,727	GSR Mortgage Loan Trust 2006-9F 4A1		6.5000	10/25/36	367,820
167,949	GSR Mortgage Loan Trust 2006-AR1 2A1(c)		2.9560	01/25/36	173,403
331,197	GSR Mortgage Loan Trust 2007-1F 3A1		6.0000	01/25/37	284,934
167,991	HomeBanc Mortgage Trust 2004-2(b)	US0001M + 0.740%	0.8260	12/25/34	168,207
88,770	HomeBanc Mortgage Trust 2005-5(b)	US0001M + 0.680%	0.7660	01/25/36	88,676
496,046	HSI Asset Loan Obligation Trust 2007-2		6.0000	09/25/37	241,854
1,707,331	Impac CMB Trust Series 2004-10 1A1(b)	US0001M + 0.640%	0.7260	03/25/35	1,691,886

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 45.0% (Continued)
181,341	Impac CMB Trust Series 2004-10 4A1(b)	US0001M + 0.740%	0.8260	03/25/35	$179,807
423,201	Impac CMB Trust Series 2004-9 1A2(b)	US0001M + 0.880%	0.9660	01/25/35	419,263
1,077,362	Impac CMB Trust Series 2004-9 M2(b)	US0001M + 0.975%	1.0610	01/25/35	1,074,388
1,622,079	Impac CMB Trust Series 2005-1 M2(b)	US0001M + 0.750%	0.8360	04/25/35	1,589,918
647,463	Impac CMB Trust Series 2005-4 1M2(b)	US0001M + 0.460%	0.7760	05/25/35	623,497
1,341,168	IndyMac INDX Mortgage Loan Trust 2004-AR2(c)		2.7690	06/25/34	1,295,954
25,113	IndyMac INDX Mortgage Loan Trust 2004-AR6(c)		2.8800	10/25/34	24,996
244,872	IndyMac INDX Mortgage Loan Trust 2005-AR3(c)		2.6730	04/25/35	252,518
131,151	IndyMac INDX Mortgage Loan Trust 2005-AR5(c)		2.7080	05/25/35	101,083
1,459,738	JP Morgan Alternative Loan Trust 2005-S1		6.5000	12/25/35	823,954
285,830	JP Morgan Alternative Loan Trust 2006-S1		6.0000	03/25/36	217,475
6,194	JP Morgan Mortgage Trust 2004-A3 2A1(c)		2.2400	07/25/34	6,430
269,095	JP Morgan Mortgage Trust 2004-S1 1A7		5.0000	09/25/34	281,550
48,075	JP Morgan Mortgage Trust 2005-A1 4A1(c)		2.4400	02/25/35	49,516
191,908	JP Morgan Mortgage Trust 2005-A6 1A2(c)		2.6640	09/25/35	194,606
1,045,613	JP Morgan Mortgage Trust 2005-S3 1A1		6.5000	01/25/36	772,343
992,748	JP Morgan Mortgage Trust 2006-A2 2A1(c)		2.7490	04/25/36	981,356
43,456	JP Morgan Mortgage Trust 2006-A2 2A2(c)		2.7490	04/25/36	44,382
527,747	JP Morgan Mortgage Trust 2007-A1 5A4(c)		2.5350	07/25/35	521,379
186,237	JP Morgan Mortgage Trust 2007-S1 2A10		6.0000	03/25/37	118,144
194,810	Lehman Mortgage Trust 2005-3		6.0000	01/25/36	68,748
54,145	Lehman Mortgage Trust 2007-9		6.0000	10/25/37	58,929
11,677	MASTR Adjustable Rate Mortgages Trust 2003-5(c)		1.6450	11/25/33	11,499
37,675	MASTR Adjustable Rate Mortgages Trust 2004-4(c)		2.6870	05/25/34	39,003
282,911	MASTR Adjustable Rate Mortgages Trust 2006-2(c)		2.6380	04/25/36	283,285
13,022	MASTR Alternative Loan Trust 2004-5		5.5000	06/25/34	13,526
124,439	MASTR Alternative Loan Trust 2005-3		6.0000	03/25/35	126,179
308,351	MASTR Alternative Loan Trust 2005-5		5.5000	07/25/25	312,144
187,485	MASTR Alternative Loan Trust 2005-6		5.5000	12/25/35	180,579
1,272,517	MASTR Asset Securitization Trust 2004-3		5.5000	03/25/34	1,291,247
351	MASTR Asset Securitization Trust 2005-1(g)		5.0000	05/25/20	350
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2(b)	US0001M + 0.600%	0.6860	03/25/37	41,513
11,456	Merrill Lynch Mortgage Investors Trust MLMI Series 2002-A3(c)		1.8750	09/25/32	11,614
340,313	Merrill Lynch Mortgage Investors Trust Series 2006-AF2		6.2500	10/25/36	214,366
224,048	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2005-A1-1A(c)		2.1580	12/25/34	242,760
231,733	Morgan Stanley Dean Witter Capital I Inc Trust 2003-HYB1(c)		1.5780	03/25/33	238,527

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 45.0% (Continued)
33,605	Morgan Stanley Mortgage Loan Trust 2004-5AR(c)		1.9750	07/25/34	$35,766
1,000,000	Morgan Stanley Mortgage Loan Trust 2005-6AR(b)	US0001M + 2.025%	2.1110	11/25/35	1,007,176
382,972	Morgan Stanley Mortgage Loan Trust 2006-2 2A4		5.7500	02/25/36	378,280
755,908	Morgan Stanley Mortgage Loan Trust 2006-2 6A		6.5000	02/25/36	524,766
1,086,096	Morgan Stanley Mortgage Loan Trust 2006-2 7A1(c)		5.4910	02/25/36	861,776
757,269	Morgan Stanley Mortgage Loan Trust 2006-7 4A7		6.0000	06/25/36	568,069
607,240	Morgan Stanley Mortgage Loan Trust 2006-8AR(c)		3.4560	06/25/36	536,242
435,178	MortgageIT Trust 2004-2(b)	US0001M + 1.800%	1.8860	12/25/34	433,654
12,400	MortgageIT Trust 2005-1(b)	US0001M + 1.250%	1.3360	02/25/35	12,326
1,150,899	MRFC Mortgage Pass-Through Trust Series 1999-TBC2(b)	US0001M + 0.480%	0.5640	06/15/30	1,161,805
2,208,000	New Century Alternative Mortgage Loan Trust(d)		5.0510	10/25/36	224,957
1,884,436	New Century Alternative Mortgage Loan Trust 2006-ALT1 AF2(c)		5.9090	07/25/36	694,922
669,322	New Century Alternative Mortgage Loan Trust 2006-ALT2 AF4(d)		5.0510	10/25/36	221,357
657,487	New Century Alternative Mortgage Loan Trust 2006-ALT2 AF5(d)		5.0510	10/25/36	217,379
584,265	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AP2(d)		6.0000	07/25/34	578,685
1,327,263	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3(c)		5.3180	08/25/35	866,128
601,053	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4(b)	US0001M + 0.580%	0.6660	08/25/35	393,100
460,166	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5(c)		2.3290	10/25/35	428,581
12,139,416	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2(b)	US0001M + 0.400%	0.4860	04/25/36	4,124,939
18,213	Prime Mortgage Trust 2006-CL1(b)	US0001M + 0.500%	0.5860	02/25/35	17,919
1,009,072	Prime Mortgage Trust 2007-1		6.0000	03/25/37	979,692
390,203	RALI Series 2005-QO1 Trust(b)	12MTA + 1.500%	1.5920	08/25/35	359,386
3,952,171	RALI Series 2006-QO2 Trust(b)	US0001M + 0.540%	0.6260	02/25/46	1,191,476
2,735,510	RALI Series 2006-QO3 Trust(b)	US0001M + 0.520%	0.6060	04/25/46	1,064,443
5,828,019	RALI Series 2006-QO6 Trust A1(b)	US0001M + 0.360%	0.4460	06/25/46	1,842,899
6,869,250	RALI Series 2006-QO6 Trust A3(b)	US0001M + 0.520%	0.6060	06/25/46	2,270,182
110,854	RALI Series 2006-QS16 Trust		6.0000	11/25/36	106,808
101,337	RALI Series 2006-QS17 Trust		6.0000	12/25/36	98,827
302,570	Residential Asset Securitization Trust 2004-A7 A2		5.5000	10/25/34	305,270
6,956,539	Residential Asset Securitization Trust 2005-A11CB 2A1		4.8500	10/25/35	4,436,171
141,316	Residential Asset Securitization Trust 2005-A4 A1(b)	US0001M + 0.450%	0.5360	04/25/35	86,691
525,009	Residential Asset Securitization Trust 2006-A1 1A1		6.0000	04/25/36	355,545
899,903	Residential Asset Securitization Trust 2006-A13 A1		6.2500	12/25/36	478,815
730,302	Residential Asset Securitization Trust 2006-A6 1A1		6.5000	07/25/36	342,810

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 45.0% (Continued)
3,620,144	Residential Asset Securitization Trust 2006-A6 1A13		6.0000	07/25/36	$1,631,095
2,796,030	Residential Asset Securitization Trust 2006-A6 1A14		6.0000	07/25/36	1,259,765
315,446	Residential Asset Securitization Trust 2007-A1 A8		6.0000	03/25/37	170,517
1,723,124	Residential Asset Securitization Trust 2007-A1 A9		5.7500	03/25/37	896,855
436,449	Residential Asset Securitization Trust 2007-A2 1A2		6.0000	04/25/37	347,981
1,374,800	Residential Asset Securitization Trust 2007-A5 2A5		6.0000	05/25/37	1,098,158
370,744	Residential Asset Securitization Trust 2007-A7 A6		6.0000	07/25/37	212,581
222,754	Residential Asset Securitization Trust 2007-A8 1A2		6.0000	08/25/37	178,159
2,138,902	Residential Asset Securitization Trust 2007-A8 3A1(c)		6.2150	08/25/22	1,532,858
13,412	RFMSI Series 2005-SA3 3A Trust(c)		2.7940	08/25/35	12,915
65,475	RFMSI Series 2006-S3 A2 Trust		5.5000	03/25/36	63,080
1,519,923	RFMSI Series 2007-S1 A4 Trust		6.0000	01/25/37	1,502,361
765,687	RFMSI Series 2007-S1 A5 Trust		6.0000	01/25/37	756,840
244,691	RFMSI Series 2007-S6 1A16 Trust		6.0000	06/25/37	239,975
747,915	Sequoia Mortgage Trust 2018-CH4(a),(c)		5.0270	10/25/48	769,184
456,129	STARM Mortgage Loan Trust 2007-2(c)		2.2540	04/25/37	306,072
194,669	Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1(c)		1.2640	11/25/34	189,086
244,648	Structured Adjustable Rate Mortgage Loan Trust 2004-19 1A2(c)		1.7810	01/25/35	248,838
390,723	Structured Adjustable Rate Mortgage Loan Trust 2005-7 3A1(c)		2.8080	04/25/35	401,951
387,216	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.190%	0.2760	09/25/47	374,098
136,734	Structured Asset Securities Corp Mor Cer Ser 2003-31A(c)		2.3720	10/25/33	141,321
85,288	Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-34A(c)		2.4640	11/25/33	85,218
1,941,064	Structured Asset Securities Corporation 1998-RF1 A(a),(c)		4.3990	04/15/27	1,938,591
1,288,608	SunTrust Alternative Loan Trust 2006-1F		6.5000	04/25/36	788,397
254,462	Suntrust Alternative Loan Trust Series 2005-1F		5.7500	12/25/35	251,507
20,785,000	TBW Mortgage-Backed Trust 2006-5 A4(d)		6.7000	11/25/36	5,330,600
672,216	TBW Mortgage-Backed Trust 2006-6 A2A(b)	US0001M + 0.360%	0.4460	01/25/37	226,626
985,857	TBW Mortgage-Backed Trust 2006-6 A3(d)		6.2500	01/25/37	459,526
1,963,000	TBW Mortgage-Backed Trust 2007-2 A2B(c)		5.9100	07/25/37	208,218
1,525,000	TBW Mortgage-Backed Trust 2007-2 A3B(c)		6.0430	07/25/37	158,366
3,295,120	TBW Mortgage-Backed Trust 2007-2 A6B(d)		6.6530	07/25/37	350,360
182,774	TBW Mortgage-Backed Trust Series 2006-2 3A1		5.5000	07/25/36	42,253
4,826,640	TBW Mortgage-Backed Trust Series 2006-3 3A		6.5000	07/25/36	2,016,303
6,733,685	Thornburg Mortgage Securities Trust 2006-3(c)		2.0270	06/25/46	5,586,651
16,611	Thornburg Mortgage Securities Trust 2006-4(c)		2.7750	07/25/36	15,252
2,488,827	Thornburg Mortgage Securities Trust 2007-2(b)	US0012M + 1.250%	1.4790	06/25/37	2,503,315

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 45.0% (Continued)
430,480	Thornburg Mortgage Securities Trust 2007-3(b)	US0012M + 1.250%	1.4790	06/25/47	$372,839
573,000	Verus Securitization Trust 2020-2(a),(c)		5.3600	05/25/60	602,940
1,592,689	Voyager CNTYW Delaware Trust(a),(c)		0.3340	03/16/30	1,522,675
157,332	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust(c)		2.4030	09/25/33	151,252
268,309	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 Trust(c)		2.7180	12/25/35	274,731
143,899	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 Trust(c)		3.4200	01/25/36	144,280
507,379	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust(c)		3.0820	02/25/37	511,698
1,252,365	Washington Mutual Mortgage Pass-Through Certficates WMALT Series 2006-7 Trust(d)		4.1430	09/25/36	513,266
419,519	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust		6.0000	11/25/35	434,528
689,865	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust(d)		4.1850	10/25/36	345,052
2,678,222	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-9 A4 Trust(d)		4.3840	10/25/36	1,046,697
850,229	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-9 A6 Trust(d)		4.3840	10/25/36	332,090
328,555	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-4 Trust		5.5000	06/25/37	334,376
1,762,195	Wells Fargo Alternative Loan 2005-1 Trust		5.5000	02/25/35	1,739,578
54,610	Wells Fargo Alternative Loan 2007-PA2 Trust(b)	US0001M + 0.430%	0.5160	06/25/37	44,135
320,821	Wells Fargo Mortgage Backed Securities 2006-7 Trust		6.0000	06/25/36	319,332
					179,491,923
	HOME EQUITY — 14.8%
12,843	ABFC 2003-AHL1 Trust(b)	US0001M + 1.275%	1.3610	03/25/33	13,030
360,322	ABFC 2005-AQ1 Trust(d)		4.5580	06/25/35	376,347
1,352,028	ABFC 2005-WF1 Trust(b)	US0001M + 2.550%	2.6360	02/25/34	1,372,515
2,154,103	ABFC 2006-HE1 Trust(b)	US0001M + 0.220%	0.3060	01/25/37	1,529,784
278,091	Accredited Mortgage Loan Trust 2003-3(b)	US0001M + 0.380%	0.8460	01/25/34	270,632
107,696	AFC Home Equity Loan Trust 1998-1(b)	US0001M + 0.660%	0.7460	04/25/28	107,403
394,299	AFC Home Equity Loan Trust 1998-2(b)	US0001M + 0.550%	0.6360	06/25/28	390,661
2,274,780	AFC Home Equity Loan Trust 1999-2(b)	US0001M + 0.650%	0.7360	06/25/29	1,868,326
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through 2002-AR1(b)	US0001M + 1.950%	2.0360	09/25/32	77,324
167,056	Amresco Residential Securities Corp Mortgage Loan Trust 1997-3(c)		5.5220	09/25/27	167,229
737,854	Bayview Financial Acquisition Trust(b)	US0001M + 0.350%	0.4350	05/28/37	679,404
1,500,000	Bayview Financial Mortgage Pass-Through Trust 2005-C M4(b)	US0001M + 1.200%	0.8850	06/28/44	1,495,127
3,349,302	Bayview Financial Mortgage Pass-Through Trust 2007-B 2A3(b)	US0001M + 1.275%	1.3600	08/28/47	1,501,914
1,096,766	Bayview Financial Mortgage Pass-Through Trust 2007-B 2A4(b)	US0001M + 1.050%	1.1350	08/28/47	492,933
334,034	Bear Stearns Asset Backed Securities I Trust 2004-FR2(b)	US0001M + 2.625%	2.7110	06/25/34	341,570

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	HOME EQUITY — 14.8% (Continued)
294,532	Bear Stearns Asset Backed Securities I Trust 2004-FR3(b)	US0001M + 1.755%	1.8410	09/25/34	$297,697
2,667,568	Bear Stearns Asset Backed Securities I Trust 2004-HE6(b)	US0001M + 1.875%	1.9610	08/25/34	2,698,500
197,901	Bear Stearns Asset Backed Securities I Trust 2004-HE7(b)	US0001M + 0.900%	0.9860	08/25/34	197,494
111,644	Bear Stearns Asset Backed Securities I Trust 2004-HE7(b)	US0001M + 2.925%	3.0110	08/25/34	112,658
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3(b)	US0001M + 2.775%	2.8610	04/25/34	468,482
22,411	CDC Mortgage Capital Trust 2003-HE4(b)	US0001M + 0.620%	0.7060	03/25/34	22,056
18,032	Centex Home Equity Loan Trust 2002-A		5.5400	01/25/32	18,563
180,852	CHEC Loan Trust 2004-2(b)	US0001M + 0.960%	1.0460	06/25/34	181,717
462,807	Delta Funding Home Equity Loan Trust 1998-1(b)	US0001M + 1.890%	1.9760	05/25/30	457,592
385,843	Delta Funding Home Equity Loan Trust 1999-3(b)	US0001M + 0.820%	0.9040	09/15/29	382,732
330,427	EMC Mortgage Loan Trust 2001-A(a),(b)	US0001M + 0.740%	0.8260	05/25/40	328,994
166,713	GE Mortgage Services, LLC(c)		6.6450	09/25/28	171,489
94,334	GSAA Home Equity Trust 2005-12 AF3(c)		5.0690	09/25/35	79,436
147,967	GSAA Home Equity Trust 2005-3 B2(b)	US0001M + 1.950%	2.0360	12/25/34	147,861
262,645	GSAA Home Equity Trust 2006-1 A3(b)	US0001M + 0.660%	0.7460	01/25/36	152,340
2,512,000	GSAA Home Equity Trust 2006-14 A3B(b)	US0001M + 0.560%	0.6460	09/25/36	134,277
1,696,250	GSAA Home Equity Trust 2006-15 AF6(d)		6.3760	09/25/36	656,270
2,076,558	GSAA Home Equity Trust 2006-18 AF3B(c)		5.8220	11/25/36	193,627
1,427,020	GSAA Home Equity Trust 2006-18 AF4B(d)		6.5220	11/25/36	132,099
1,655,000	GSAA Home Equity Trust 2006-18 AF5B(d)		6.5900	11/25/36	152,960
769,267	GSAA Home Equity Trust 2006-18 AF6(d)		5.6820	11/25/36	286,767
11,286,673	GSAA Home Equity Trust 2006-3 A4(b)	US0001M + 0.700%	0.7860	03/25/36	893,493
1,339,387	GSAA Home Equity Trust 2006-6 AF2(c)		5.6870	03/25/36	553,447
2,647,634	GSAA Home Equity Trust 2006-6 AF3(c)		5.7340	03/25/36	1,094,570
123,748	GSAA Home Equity Trust 2006-6 AF4(d)		6.6210	03/25/36	51,161
691,395	GSAA Home Equity Trust 2006-9 A3(b)	US0001M + 0.320%	0.4060	06/25/36	225,922
718,232	GSAA Trust(d)		6.7200	03/25/46	402,014
636,945	GSR Mortgage Loan Trust 2005-AR3 6A1(c)		2.8640	05/25/35	629,183
44,563	Home Equity Asset Trust(b)	US0001M + 2.370%	2.4560	08/25/33	46,354
275,334	Home Equity Asset Trust(b)	US0001M + 2.100%	2.1860	07/25/34	276,743
735,695	Home Equity Asset Trust(b)	US0001M + 1.600%	1.6860	03/25/35	743,810
4,105,645	Home Equity Loan Trust 2006-HSA2(c)		5.1080	03/25/36	1,452,372
65,666	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2002-B(b)	US0001M + 1.425%	1.5110	10/25/33	67,019
237,308	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A(b)	US0001M + 0.860%	0.9460	10/25/33	236,418
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C(b)	US0001M + 2.625%	2.7110	03/25/35	189,662
22,454	Irwin Home Equity Loan Trust 2004-1(b)	US0001M + 3.075%	3.1590	12/25/34	22,383

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	HOME EQUITY — 14.8% (Continued)
49,243	Mastr Asset Backed Securities Trust 2003-WMC2(b)	US0001M + 6.000%	3.8710	08/25/33	$49,615
534,733	Mastr Asset Backed Securities Trust 2004-HE1(b)	US0001M + 2.475%	2.5610	09/25/34	545,663
317,188	Mastr Asset Backed Securities Trust 2005-WMC1(b)	US0001M + 0.945%	1.0310	03/25/35	321,511
5,838,119	Mastr Asset Backed Securities Trust 2006-WMC2(b)	US0001M + 0.500%	0.5860	04/25/36	2,123,083
465,264	Meritage Mortgage Loan Trust 2004-1(b)	US0001M + 0.750%	0.8360	07/25/34	460,990
995,699	Merrill Lynch Mortgage Investors Trust Series 2004-HE1(b)	US0001M + 2.250%	2.3360	04/25/35	1,015,435
539,588	Merrill Lynch Mortgage Investors Trust Series 2006-AR1(b)	US0001M + 0.330%	0.4160	03/25/37	246,137
470,270	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE1(b)	US0001M + 2.625%	2.7110	01/25/34	471,926
738,757	Morgan Stanley A.B.S Capital I Inc Trust 2004-SD2(b)	US0001M + 0.930%	1.0160	04/25/34	740,070
195,305	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE5(b)	US0001M + 0.250%	0.6720	03/25/37	106,332
2,136,266	Morgan Stanley Mortgage Loan Trust 2006-17XS A2B(d)		5.6240	10/25/46	154,283
5,243,857	Morgan Stanley Mortgage Loan Trust 2006-17XS A3B(d)		5.7410	10/25/46	379,021
7,146,801	Morgan Stanley Mortgage Loan Trust 2007-7AX 2A4(b)	US0001M + 0.640%	0.7260	04/25/37	397,200
4,580,762	Morgan Stanley Mortgage Loan Trust 2007-7AX 2A6(b)	US0001M + 0.640%	0.7260	04/25/37	254,586
875,071	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1(b)	US0001M + 0.330%	0.4160	10/25/36	242,314
351,509	NovaStar Mortgage Funding Trust Series 2003-1 M1(b)	US0001M + 1.425%	1.5110	05/25/33	357,868
1,030,693	NovaStar Mortgage Funding Trust Series 2004-1 M3(b)	US0001M + 0.825%	0.9110	06/25/34	1,022,984
494,867	NovaStar Mortgage Funding Trust Series 2004-1 M4(b)	US0001M + 1.463%	1.5490	06/25/34	495,420
277,836	NovaStar Mortgage Funding Trust Series 2004-2 M2(b)	US0001M + 1.020%	1.1060	09/25/34	277,995
1,007,985	NovaStar Mortgage Funding Trust Series 2006-4 A2C(b)	US0001M + 0.300%	0.3860	09/25/36	589,983
665,776	NovaStar Mortgage Funding Trust Series 2006-6 A2B(b)	US0001M + 0.100%	0.1860	01/25/37	299,168
1,016,258	Option One Mortgage Loan Trust 2007-FXD2(d)		5.6800	03/25/37	1,037,591
1,954,098	RAMP Series 2004-KR1 Trust(a),(b)	US0001M + 0.580%	0.9560	04/25/34	1,956,387
713,082	RASC Series 2003-KS11 Trust(b)	US0001M + 1.200%	1.8860	01/25/34	724,947
254,492	RASC Series 2004-KS10 Trust(b)	US0001M + 2.475%	2.5610	11/25/34	265,827
27,097	Renaissance Home Equity Loan Trust 2002-4 M2(d)		6.5430	03/25/33	27,986
430,772	Renaissance Home Equity Loan Trust 2003-2 M1(b)	US0001M + 1.238%	1.3240	08/25/33	427,818
91,992	Renaissance Home Equity Loan Trust 2005-2 AF4(d)		4.9340	08/25/35	95,069
2,108,001	Renaissance Home Equity Loan Trust 2006-2 AF5(d)		6.2540	08/25/36	1,346,268
9,865,473	Renaissance Home Equity Loan Trust 2007-1 AF3(d)		5.6120	04/25/37	4,258,803
2,781,357	Renaissance Home Equity Loan Trust 2007-1 AF4(d)		5.7610	04/25/37	1,232,691
431,110	Renaissance Home Equity Loan Trust 2007-1 AF5(d)		5.9090	04/25/37	196,009
330,202	Renaissance Home Equity Loan Trust 2007-2 AF2(d)		5.6750	06/25/37	135,216
190,473	Renaissance Home Equity Loan Trust 2007-3 AF3(d)		7.2380	09/25/37	111,817
821,944	Saxon Asset Sec Trust 2000 1 Mtg Ln Asset Bk Cert Ser 2000 1(c)		9.7600	02/25/30	971,290
2,012,160	Structured Asset Securities Corp Trust 2005-SC1(a),(c)		6.7540	05/25/31	1,928,134

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	HOME EQUITY — 14.8% (Continued)
115,815	Terwin Mortgage Trust 2004-7HE(a),(b)	US0001M + 1.275%	1.3610	07/25/34	$115,618
23,587,000	Terwin Mortgage Trust 2006-3(a),(b)	US0001M + 0.620%	0.7060	04/25/37	8,074,936
535,407	Terwin Mortgage Trust Series TMTS 2003-4HE(b)	US0001M + 1.125%	1.2110	09/25/34	528,314
292,813	Truman Capital Mortgage Loan Trust(a),(b)	US0001M + 2.550%	2.6360	01/25/34	293,881
					59,122,547
	MANUFACTURED HOUSING — 0.6%
1,420,764	BCMSC Trust 1999-B(c)		7.3000	12/15/29	308,543
1,611,849	BCMSC Trust 2000-A(c)		8.2900	06/15/30	409,359
500,000	Cascade MH Asset Trust 2019-MH1 Series 2019-MH1 M(a),(c)		5.9850	11/01/44	518,233
1,077,337	UCFC Manufactured Housing Contract(c)		6.9800	07/15/29	1,099,780
					2,335,915
	NON AGENCY CMBS — 13.7%
2,841,000	Bayview Commercial Asset Trust 2006-SP1(a),(b)	US0001M + 1.650%	1.7360	04/25/36	2,817,791
1,847,902	Bayview Commercial Asset Trust 2007-2(a),(b)	US0001M + 0.370%	0.4560	07/25/37	1,695,492
6,000,000	Bayview Commercial Asset Trust 2007-6(a),(b)	US0001M + 1.500%	1.5860	12/25/37	5,917,044
2,000,000	BB-UBS Trust 2012-TFT C(a),(c)		3.6780	06/05/30	1,644,737
4,357,126	Citigroup Commercial Mortgage Trust 2014-GC21(a),(c)		3.5880	05/10/47	3,146,384
4,565,000	Citigroup Commercial Mortgage Trust 2015-GC35		3.2360	11/10/48	3,414,182
98,832	Credit Suisse First Boston Mortgage Securities 1998-C1 H(a)		6.0000	05/17/40	54,293
3,522,000	Csail 2015-C2 Commercial Mortgage Trust Series 2015-C2 D(c)		4.3270	06/15/57	2,822,751
4,500,000	GS Mortgage Securities Corp Trust 2018-3PCK(a),(b)	US0001M + 2.250%	2.5840	09/15/31	4,429,556
5,720,000	GS Mortgage Securities Corporation II(a),(b)	US0001M + 1.550%	1.6340	09/15/31	5,258,482
1,000,000	GS Mortgage Securities Trust 2010-C1(a),(c)		5.6350	08/10/43	940,261
1,350,000	HMH Trust 2017-NSS(a)		6.2920	07/05/31	1,280,779
1,583,257	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 Class A-MS		5.3370	05/15/47	1,405,140
6,461,522	JP Morgan Chase Commercial Mortgage Securities 2011-C4(a),(c)		5.5750	07/15/46	6,724,430
2,000,000	JPMBB Commercial Mortgage Securities Trust 2013-C14(c)		4.6990	08/15/46	1,901,132
1,250,000	JPMBB Commercial Mortgage Securities Trust 2015-C32(c)		4.2990	11/15/48	719,251
1,800,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11(c)		4.4970	08/15/46	1,780,092
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31(a),(c)		3.0000	11/15/49	1,620,539
276,000	Morgan Stanley Capital I Trust 2019-BPR(a),(b)	US0001M + 3.050%	3.1340	05/15/36	248,881
2,000,000	Wells Fargo Commercial Mortgage Trust 2015-SG1 C(c)		4.6030	09/15/48	1,874,437
2,000,000	Wells Fargo Commercial Mortgage Trust 2015-SG1 D(c)		4.6030	12/15/47	1,460,057
1,525,000	WFRBS Commercial Mortgage Trust 2012-C7(c)		4.8920	06/15/45	1,452,518
3,000,000	WFRBS Commercial Mortgage Trust 2014-C22(a)		3.4550	09/15/57	2,138,202
					54,746,431

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	OTHER ABS — 1.9%
1,451,738	New Residential Mortgage, LLC(a)		5.4370	06/25/25	$1,486,812
1,808,997	NRZ Excess Spread-Collateralized Notes Series 2021-FNT2(a)		3.2280	05/25/26	1,818,807
1,411,474	NRZ Excess Spread-Collateralized Notes Series 2021-FHT1 A(a)		3.1040	07/25/26	1,418,717
1,155,770	NRZ Excess Spread-Collateralized Notes Series 2020-PLS1(a)		3.8440	12/25/25	1,169,579
1,610,925	NRZ FHT Excess LLC(a)		4.2120	11/25/25	1,644,512
					7,538,427
	RESIDENTIAL MORTGAGE — 14.2%
3,409,661	Ameriquest Mortgage Securities Asset-Backed Pass-Thorugh 2004-R12(b)	US0001M + 1.680%	1.7660	01/25/35	3,434,331
736,761	Bear Stearns Asset Backed Securities Trust 2004-SD2(c)		4.3050	03/25/44	738,240
91,032	Bear Stearns Asset Backed Securities Trust 2004-SD4(b)	US0001M + 0.900%	0.9860	08/25/44	94,969
100,753	Bear Stearns Asset Backed Securities Trust 2006-SD3(c)		2.7180	07/25/36	100,991
109,667	Carrington Mortgage Loan Trust Series 2004-NC2(b)	US0001M + 1.035%	1.1210	08/25/34	109,551
5,234,928	Carrington Mortgage Loan Trust Series 2006-FRE2(b)	US0001M + 0.080%	0.1660	03/25/35	4,819,958
2,842,476	Carrington Mortgage Loan Trust Series 2006-FRE2(b)	US0001M + 0.160%	0.2460	10/25/36	2,640,164
1,614,451	Carrington Mortgage Loan Trust Series 2006-NC4(b)	US0001M + 0.160%	0.2460	10/25/36	1,582,986
4,337,113	C-BASS 2007-CB1 TRUST AF1B(d)		3.2600	01/25/37	1,954,805
2,901,953	C-BASS 2007-CB1 TRUST AF2(d)		5.7210	01/25/37	1,303,057
2,874,485	C-BASS 2007-CB1 TRUST AF3(d)		3.2600	01/25/37	1,290,686
1,917,100	C-BASS 2007-CB1 TRUST AF6(d)		5.8350	01/25/37	860,654
350,305	Chase Funding Trust Series 2003-3(b)	US0001M + 1.845%	1.9310	11/25/32	347,211
987,209	Chase Funding Trust Series 2003-6(b)	US0001M + 0.750%	0.8360	11/25/34	995,727
93,294	Citigroup Mortgage Loan Trust 2006-WF1 A2D(d)		4.8630	03/25/36	56,547
2,160,986	Citigroup Mortgage Loan Trust 2006-WF1 A2E(d)		4.8630	03/25/36	1,309,540
36,081	Citigroup Mortgage Loan Trust 2007-FS1(a),(d)		5.7500	10/25/37	37,458
92,848	Countrywide Asset-Backed Certificates(b)	US0001M + 1.500%	1.5860	03/25/33	93,126
283,620	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 0.660%	0.7460	07/25/36	278,565
37,734	Credit-Based Asset Servicing and Securitization, LLC 2002-CB4 B1(b)	US0001M + 2.850%	2.9360	02/25/33	40,347
25,920	Credit-Based Asset Servicing and Securitization, LLC 2004-CB6 M2(b)	US0001M + 1.725%	1.8110	07/25/35	26,078
1,727,392	Credit-Based Asset Servicing and Securitization, LLC 2004-CB8 M3(b)	US0001M + 1.500%	1.5860	12/25/35	1,732,982
315,339	CWABS Asset-Backed Certificates Trust 2006-11(d)		3.9690	09/25/46	313,607
613,340	Encore Credit Receivables Trust 2005-1(b)	US0001M + 1.020%	1.1060	07/25/35	615,461
368,135	Equity One Mortgage Pass-Through Trust 2003-1(c)		4.8600	08/25/33	375,003
327,893	Equity One Mortgage Pass-Through Trust 2004-3(d)		4.1350	07/25/34	323,258
246,381	Finance America Mortgage Loan Trust 2004-3(b)	US0001M + 1.380%	1.4660	11/25/34	249,552
298,055	First Franklin Mortgage Loan Trust 2003-FF5(b)	US0001M + 2.475%	2.5610	03/25/34	311,552
654,331	First Franklin Mortgage Loan Trust 2004-FF4(b)	US0001M + 1.875%	1.9610	06/25/34	655,127

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.7% (Continued)
	RESIDENTIAL MORTGAGE — 14.2% (Continued)
197,784	Fremont Home Loan Trust 2004-2(b)	US0001M + 2.025%	2.1110	07/25/34	$199,339
3,059,731	Fremont Home Loan Trust 2006-3(b)	US0001M + 0.340%	0.4260	02/25/37	1,554,574
2,546,203	Fremont Home Loan Trust 2006-B(b)	US0001M + 0.240%	0.3260	08/25/36	1,144,326
7,528,234	GE-WMC Mortgage Securities Trust 2006-1 A2B(b)	US0001M + 0.300%	0.3860	08/25/36	4,532,961
3,569,421	GE-WMC Mortgage Securities Trust 2006-1 A2C(b)	US0001M + 0.480%	0.5660	08/25/36	2,186,412
315,122	GSAMP Trust 2007-FM2 A2A(b)	US0001M + 0.060%	0.1460	01/25/37	230,462
133,328	GSAMP Trust 2007-FM2 A2B(b)	US0001M + 0.090%	0.1760	01/25/37	97,931
116,509	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D(b)	US0001M + 0.160%	0.2460	11/25/36	111,415
2,225,054	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-E(b)	US0001M + 0.170%	0.2560	04/25/37	1,841,914
430,009	IXIS Real Estate Capital Trust 2006-HE2(b)	US0001M + 0.320%	0.4060	08/25/36	158,730
146,062	JP Morgan Mortgage Acquisition Trust 2007-CH2(d)		4.5490	10/25/30	103,200
610,413	Lehman XS Trust 2007-3 1BA1(b)	US0001M + 0.320%	0.4060	03/25/37	626,455
574,004	Lehman XS Trust 2007-3 1BA2(b)	US0006M + 0.500%	0.6540	03/25/37	600,221
918,049	Long Beach Mortgage Loan Trust 2002-1(b)	US0001M + 3.750%	3.8360	05/25/32	974,408
29,831	Long Beach Mortgage Loan Trust 2004-3(b)	US0001M + 0.855%	0.9410	07/25/34	29,751
238,223	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC5(b)	US0001M + 0.900%	0.9860	05/25/34	233,754
418,172	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC8(b)	US0001M + 1.500%	1.5860	09/25/34	414,542
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust 2007-SEA1(a),(b)	US0001M + 1.900%	1.9860	02/25/47	1,150,998
2,261,232	RAMP Series 2007-RS1 Trust(b)	US0001M + 0.170%	0.2560	02/25/37	1,163,976
5,493,865	Securitized Asset Backed Receivables, LLC Trust 2006-FR4(b)	US0001M + 0.170%	0.2560	08/25/36	2,433,207
13,467,287	Securitized Asset Backed Receivables, LLC Trust 2007-HE1(b)	US0001M + 0.110%	0.1960	12/25/36	4,515,247
1,346,479	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2C(b)	US0001M + 0.100%	0.1860	11/25/37	961,074
4,012,179	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2E(b)	US0001M + 0.210%	0.2960	11/25/37	2,921,347
235,708	Structured Asset Investment Loan Trust 2004-5(b)	US0001M + 1.725%	1.8110	05/25/34	236,487
1,023,719	Structured Asset Investment Loan Trust 2004-9(b)	US0001M + 1.950%	2.0360	10/25/34	1,042,686
570,374	WaMu Asset-Backed Certificates WaMu Series 2007-HE1 Trust(b)	US0001M + 0.150%	0.2360	01/25/37	534,052
					56,691,002
	TOTAL ASSET BACKED SECURITIES (Cost $361,555,600)				362,006,852

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
1,572,141	Fannie Mae REMICS 2011-124 NS Class NS(b),(e)	US0001M + 6.500%	6.4140	12/25/41	284,343
95,380	Fannie Mae REMICS 2012-111 JS(b),(e)	US0001M + 6.100%	6.0140	07/25/40	2,190

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8% (Continued)
606,500	Fannie Mae REMICS 2012-126 DI(e)		3.0000	11/25/27	$39,449
572,706	Fannie Mae REMICS 2012-88 SB(b),(e)	US0001M + 6.670%	6.5840	07/25/42	104,905
2,062,566	Fannie Mae REMICS 2012-94 YS(b),(e)	US0001M + 6.650%	6.5640	06/25/39	189,183
488,231	Fannie Mae REMICS 2013-109 AS(b),(e)	US0001M + 6.150%	6.0640	11/25/30	11,704
115,905	Fannie Mae REMICS 2013-42 PD		1.2500	05/25/43	115,631
417,358	Fannie Mae REMICS 2016-3 NI(e)		6.0000	02/25/46	82,570
1,346,764	Fannie Mae REMICS 2017-112 SC(b),(e)	US0001M + 6.150%	6.0640	01/25/48	250,032
3,709,386	Fannie Mae REMICS 2017-26 SG(b),(e)	US0001M + 6.000%	5.9140	12/25/39	90,482
3,393,129	Fannie Mae REMICS 2017-30 MI(e)		4.0000	02/25/44	205,454
937,879	Fannie Mae REMICS 2017-38 S(b),(e)	US0001M + 6.100%	6.0140	05/25/47	187,123
76,970	Fannie Mae REMICS 2017-6 MI(e)		4.0000	08/25/44	5,103
2,462,086	Fannie Mae REMICS 2019-34 KI(e)		4.0000	07/25/49	206,258
1,506,503	Fannie Mae REMICS 2019-37 CI(e)		4.5000	09/25/48	265,038
1,649,302	Fannie Mae REMICS 2020-14 BI(e)		4.0000	03/25/50	201,023
547,622	Fannie Mae REMICS 2020-16 SJ(b),(e)	US0001M + 6.050%	5.9640	03/25/50	81,841
5,979,251	Fannie Mae REMICS 2020-28 IK(e)		3.0000	10/25/49	372,785
3,355,432	Fannie Mae REMICS 2020-87 IK(e)		2.5000	12/25/50	277,066
3,848,945	Fannie Mae REMICS 2020-95 IB(e)		2.5000	01/25/51	351,736
9,840,868	Fannie Mae REMICS 2021-34 MI(e)		2.5000	03/25/51	1,393,156
4,056,217	Fannie Mae REMICS 2021-56 IM(b),(e)	SOFR30A + 2.200%	2.1670	09/25/51	240,553
16,198,800	Fannie Mae REMICS 2021-62 HI(e)		2.5000	08/25/51	1,700,972
307,124	Freddie Mac REMICS 3980 TS(b),(e)	US0001M + 6.500%	6.4160	09/15/41	57,743
512,893	Freddie Mac REMICS 4103 DS(b),(e)	US0001M + 6.150%	6.0660	09/15/40	26,981
458,568	Freddie Mac REMICS 4205 AI(e)		2.5000	05/15/28	24,186
8,949,709	Freddie Mac REMICS 4226 IM(e)		3.5000	09/15/31	359,024
574,389	Freddie Mac REMICS 4314 SE(b),(e)	US0001M + 6.050%	5.9660	03/15/44	98,004
604,090	Freddie Mac REMICS 4431 ST(b),(e)	US0001M + 6.100%	6.0160	01/15/45	108,187
127,762	Freddie Mac REMICS 4449 PI(e)		4.0000	11/15/43	10,646
381,822	Freddie Mac REMICS 4535 HI(e)		3.0000	03/15/41	3,959
2,224,049	Freddie Mac REMICS 4580 MI(e)		3.5000	02/15/43	103,573
2,185,616	Freddie Mac REMICS 4672 AI(e)		4.5000	03/15/45	100,812
661,158	Freddie Mac REMICS 4680 LI(e)		4.0000	10/15/43	20,340
463,261	Freddie Mac REMICS 4818 BI(e)		4.0000	03/15/45	23,144
24,534	Freddie Mac REMICS 4840 GI(e)		4.0000	05/15/46	6
2,047,308	Freddie Mac REMICS 4891 PI(e)		4.0000	06/15/49	194,206
1,160,654	Freddie Mac REMICS 5071 IF(e)		2.0000	02/25/51	101,267

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8% (Continued)
6,990,897	Freddie Mac REMICS 5071 IS(e)		2.0000	02/25/51	$712,314
5,626,140	Freddie Mac REMICS 5071 KI(e)		2.0000	02/25/51	544,657
21,588,615	Freddie Mac REMICS 5090 SA(b),(e)	SOFR30A + 1.550%	1.5000	03/25/51	930,838
1,014,505	Government National Mortgage Association 2004-56 S(b),(e)	US0001M + 7.650%	7.5630	06/20/33	137,110
941,518	Government National Mortgage Association 2010-131 SB(b),(e)	US0001M + 6.050%	5.9650	04/16/40	32,607
246,140	Government National Mortgage Association 2012-36 QS(b),(e)	US0001M + 6.620%	6.5330	03/20/42	45,337
1,131,497	Government National Mortgage Association 2014-118 AI(e)		3.5000	05/16/40	65,371
350,814	Government National Mortgage Association 2016-1 ST(b),(e)	US0001M + 6.200%	6.1130	01/20/46	61,587
1,663,014	Government National Mortgage Association 2018-154 DI(e)		4.0000	01/20/45	110,456
6,578,215	Government National Mortgage Association 2020-122 YI(e)		2.5000	08/20/50	535,707
20,830,599	Government National Mortgage Association 2020-33 AI(e)		3.0000	03/20/50	2,648,172
2,317,265	Government National Mortgage Association 2020-61 SF(b),(e)	US0001M + 6.440%	6.3530	07/20/43	436,720
457,663	Government National Mortgage Association 2020-62 GI(e)		4.5000	05/20/50	58,709
2,288,318	Government National Mortgage Association 2020-62 IG(e)		4.5000	05/20/50	297,363
7,916,630	Government National Mortgage Association 2021-103 JI(e)		2.5000	06/20/51	704,700
6,957,602	Government National Mortgage Association 2021-118 GI(e)		2.5000	07/20/51	734,986
7,224,290	Government National Mortgage Association 2021-131 IN(e)		2.5000	07/20/51	634,032
14,841,590	Government National Mortgage Association 2021-156 BI(e)		2.5000	09/20/51	1,354,295
10,999,891	Government National Mortgage Association 2021-24 LI(e)		2.5000	01/20/51	1,350,462
12,146,163	Government National Mortgage Association 2021-41 BI(e)		2.0000	03/20/51	1,436,180
4,205,208	Government National Mortgage Association 2021-49 IP(e)		2.5000	01/20/51	342,002
4,887,420	Government National Mortgage Association 2021-83 EI(e)		2.5000	05/20/51	490,734
16,500,000	Government National Mortgage Association MES-2408 IO(e)		2.5000	08/20/51	1,577,813
					23,132,827
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,802,730)				23,132,827

Shares
	SHORT-TERM INVESTMENTS — 4.1%
	MONEY MARKET FUNDS - 4.1%
16,339,034	First American Government Obligations Fund, Class U, 0.03% (Cost $16,339,034)(f)				16,339,034

	TOTAL INVESTMENTS - 100.6% (Cost $403,697,364)				$401,478,713
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%				(2,438,079)
	NET ASSETS - 100.0%				$399,040,634

CATALYST ENHANCED INCOME STRATEGY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2021

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA -	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

SOFR30A -	United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M -	ICE LIBOR USD 1 Month

US0006M -	ICE LIBOR USD 6 Month

US0012M -	ICE LIBOR USD 12 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 71,986,862 or 18.0% of net assets.

(b)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on September 30, 2021.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2021.

(e)	Interest only securities.

(f)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(g)	Maturity not determined on this security, maturity will occur based on the maturity of the underlying bonds.

CATALYST/TEZA ALGORITHMIC ALLOCATION INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 55.8%
	FIXED INCOME - 55.8%
4,400	iShares Aaa - A Rated Corporate Bond ETF			$247,852
4,300	iShares Broad USD Investment Grade Corporate Bond ETF			258,430
5,900	iShares iBoxx $ Investment Grade Corporate Bond ETF			784,877
2,300	PIMCO Investment Grade Corporate Bond Index ETF			261,211
7,100	SPDR Portfolio Intermediate Term Corporate Bond ETF			259,292
16,200	SPDR Portfolio Short Term Corporate Bond ETF			506,250
8,200	Vanguard Intermediate-Term Corporate Bond ETF			774,162
4,700	WisdomTree Yield Enhanced US Aggregate Bond Fund			244,024
				3,336,098

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,252,506)			3,336,098

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 6.7%
	U.S. TREASURY BILLS — 6.7%
400,000	United States Treasury Bill(a)	0.02	12/09/21	399,984

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $399,977)			399,984

	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
103,055	First American Government Obligations Fund, Class U, 0.03% (Cost $103,055)(b)			103,055

	TOTAL INVESTMENTS - 64.2% (Cost $3,755,538)			$3,839,137
	OTHER ASSETS IN EXCESS OF LIABILITIES- 35.8%			2,139,168
	NET ASSETS - 100.0%			$5,978,305

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
31	CBOT 10 Year US Treasury Note	12/21/2021	$4,079,879	$(46,637)
9	CBOT US Long Bond Future	12/21/2021	1,432,971	(32,592)
2	CME E-Mini NASDAQ 100 Index Future	12/17/2021	587,300	(32,570)
1	CME E-Mini Russell 2000 Index Future	12/17/2021	110,040	(1,840)

CATALYST/TEZA ALGORITHMIC ALLOCATION INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
14	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	$3,008,424	$(116,200)
1	CME Yen Denominated Nikkei 225 Index Future	12/09/2021	131,324	(1,188)
3	Eurex 10 Year Euro BUND Future	12/08/2021	590,439	(2,153)
1	Euronext CAC 40 Index Future	10/15/2021	75,540	619
1	FTSE 100 Index Future	12/17/2021	95,376	2,321
2	LME Lead Future(d)	11/15/2021	105,025	(1,150)
2	LME Nickel Future(d)	11/15/2021	215,286	(17,375)
6	LME Primary Aluminum Future(d)	11/15/2021	428,513	(9,960)
1	Mini-DAX Futures	12/17/2021	88,590	(133)
2	Montreal Exchange 10 Year Canadian Bond Future	12/20/2021	225,994	(2,805)
1	Montreal Exchange S&P/TSX 60 Index Future	12/16/2021	188,831	(1,151)
2	NYMEX Platinum Future(d)	01/27/2022	96,240	(1,345)
2	SFE 10 Year Australian Bond Future	12/15/2021	204,385	(2,160)
1	SFE S&P ASX Share Price Index 200 Future	12/16/2021	131,703	2,886
5	SGX FTSE China A50 Futures Contract	10/28/2021	77,465	566
1	TSE Japanese 10 Year Bond Futures	12/13/2021	1,356,666	(986)
	TOTAL FUTURES CONTRACTS			$(263,853)

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
85	CBOT 5 Year US Treasury Note	12/31/2021	$10,433,070	$34,961
1	COMEX Gold 100 Troy Ounces Future(d)	12/29/2021	175,700	(870)
3	COMEX Silver Future(d)	12/29/2021	330,705	5,195
10	LME Zinc Future(d)	11/15/2021	746,125	31,269
2	NYMEX Palladium Future(d)	12/29/2021	379,960	39,640
	TOTAL FUTURES CONTRACTS			$110,195

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CTAAIF Fund Limited.